                                                      Registration No. 333-72913


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-4


                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                 ACT OF 1933                        / /

                         Pre-Effective Amendment No.                / /
                                                    ---

                      Post-Effective Amendment No.   5              /X/
                                                    ---
                                     and/or


                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                    / /

                                Amendment No.                       / /
                                             -----
                        (Check appropriate box or boxes.)

                         NML VARIABLE ANNUITY ACCOUNT A
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)
                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                               (Name of Depositor)

720 East Wisconsin Avenue, Milwaukee, Wisconsin                          53202
--------------------------------------------------------------------------------
            (Address of Depositor's Principal Executive Offices)      (Zip Code)

Depositor's Telephone Number, including Area Code  414-271-1444
                                                   -----------------------------

         ROBERT J. BERDAN, Vice President, General Counsel and Secretary
              720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate space)

         immediately upon filing pursuant to paragraph (b) of Rule 485
-----
  X      on April 30, 2002 pursuant to paragraph (b) of Rule 485
-----
         60 days after filing pursuant to paragraph (a)(1) of Rule 485
-----
         on (DATE) pursuant to paragraph (a)(1) of Rule 485
-----
         this post-effective amendment designates a new effective date for a
-----    previously filed post-effective amendment.

                         NML VARIABLE ANNUITY ACCOUNT A

                              CROSS-REFERENCE SHEET


N-4, Part A                                                   Heading in
Item                                                          Prospectus
----                                                          ----------

      1 ..................................................    Cover Page
      2 ..................................................    Index of Special Terms
      3 ..................................................    Expense Table
      4 ..................................................    Accumulation Unit Values, Financial Statements
      5 ..................................................    The Company, NML Variable Annuity Account A, The Funds
      6 ..................................................    Deductions, Distribution of the Contracts
      7 ..................................................    The Contracts, Owners of the Contracts, Application of
                                                              Purchase Payments, Transfers Between
                                                              Divisions and Payment Plans, Substitution and Change
      8 ..................................................    Variable Payment Plans, Description of Payment Plans,
                                                              Amount of Annuity Payments, Maturity Benefit, Assumed
                                                              Investment Rate, Transfers Between Divisions and Payment
                                                              Plans
      9 ..................................................    Death Benefit
     10 ..................................................    Amount and Frequency, Application of Purchase Payments,
                                                              Net Investment Factor, Distribution of the Contracts
     11 ..................................................    Withdrawal Amount, Deferment of Benefit Payments, Right
                                                              to Examine Contract
     12 ..................................................    Federal Income Taxes
     13 ..................................................    Not Applicable
     14 ..................................................    Table of Contents for Statement of Additional Information


N-4, Part B                                                   Heading in Statement
Item                                                          of Additional Information
----                                                          -------------------------


     15 ..................................................    Cover Page
     16 ..................................................    Table of Contents
     17 ..................................................    Not Applicable
     18 ..................................................    Experts
     19 ..................................................    Not Applicable
     20 ..................................................    Distribution of the Contracts
     21 ..................................................    Not Applicable
     22 ..................................................    Determination of Annuity Payments
     23 ..................................................    Financial Statements


         APRIL 30, 2002



         NML VARIABLE ANNUITY ACCOUNT A



         Individual Variable Annuity Contracts for Retirement
         Plans of Self-Employed Persons and Their Employees





















                                     (PHOTO)










         NORTHWESTERN MUTUAL                  The Northwestern Mutual Life
         SERIES FUND, INC. AND                Insurance Company
         RUSSELL INSURANCE FUNDS              720 East Wisconsin Avenue
                                              Milwaukee, Wisconsin 53202
                                              (414) 271-1444







                            P R O S P E C T U S E S



                                                      [NORTHWESTERN MUTUAL LOGO]

[NORTHWESTERN MUTUAL LOGO]        The Northwestern Mutual Life Insurance Company
                                          NML Variable Annuity Account A



                                                                  April 30, 2002


PROFILE OF THE VARIABLE ANNUITY CONTRACT

This Profile is a summary of some of the more important points that you should consider and know before purchasing the Contract. We describe the Contract more fully in the prospectus which accompanies this Profile. Please read the prospectus carefully.

1. THE ANNUITY CONTRACT The Contract provides retirement annuity benefits for self-employed individuals (and their eligible employees). The Contract will invest on a tax-deferred basis in your choice of twenty investment portfolios. The Contract also allows investment on a fixed basis in a guaranteed account.

The Contract is intended for retirement savings or other long-term investment purposes. The Contract provides for a death benefit during the years when funds are being accumulated and for a variety of income options following retirement.

The twenty investment portfolios are listed in Section 4 below. These portfolios bear varying amounts of investment risk. Those with more risk are designed to produce a better long-term return than those with less risk. But this is not guaranteed. You can also lose your money.

The amounts you invest on a fixed basis earn interest at a rate we declare from time to time. We guarantee principal and we guarantee the interest rate for each amount for at least one year. You may invest in any or all of the twenty investment portfolios. You may move money among these portfolios without charge up to 12 times per year. After that, a charge of $25 may apply. Transfers of amounts invested on a fixed basis are subject to restrictions.

During the years when funds are being paid into your Contract, known as the accumulation phase, the earnings accumulate on a tax-deferred basis. The earnings are taxed as income if you make a withdrawal. The income phase begins when you start receiving annuity payments from your Contract, usually at retirement. Monthly annuity payments begin on the date you select.

The amount you accumulate in your Contract, including the results of investment performance, will determine the amount of your monthly annuity payments.

2. ANNUITY PAYMENTS If you decide to begin receiving monthly annuity payments from your Contract, you may choose one of three payment plans: (1) monthly payments for a specified period of five to thirty years, as you select, (2) monthly payments for your life (assuming you are the annuitant), and you may choose to have payments continue to your beneficiary for the balance of ten or twenty years if you die sooner; or (3) monthly payments for your life and for the life of another person (usually your spouse) selected by you. After you begin receiving monthly annuity payments you cannot change your selection if the payments depend on your life or the life of another.

These payment plans are available to you on a variable or fixed basis. Variable means that the amount accumulated in your Contract will continue to be invested in one or more of the twenty investment portfolios as you choose. Your monthly annuity payments will vary up or down to reflect continuing investment performance. Or you may choose a fixed annuity payment plan which guarantees the amount you will receive each month.

3. PURCHASE We offer Front Load and Back Load Contracts, as briefly described in
Section 5. You may make purchase payments of $25 or more as you accumulate funds in your Contract. For the Front Load Contract the minimum initial purchase payment is $10,000. Your Northwestern Mutual agent will help you complete a Contract application form.

4. INVESTMENT CHOICES You may invest in any or all of the following investment portfolios. All of these are described in the attached prospectuses for Northwestern Mutual Series Fund, Inc. and the Russell Insurance
Funds:

Northwestern Mutual Series Fund, Inc.

     1.  Small Cap Growth Stock Portfolio
     2.  T. Rowe Price Small Cap Value Portfolio
     3.  Aggressive Growth Stock Portfolio
     4.  International Growth Portfolio
     5.  Franklin Templeton International Equity Portfolio
     6.  Index 400 Stock Portfolio
     7.  Growth Stock Portfolio
     8.  J.P. Morgan Select Growth and Income Stock
           Portfolio
     9.  Capital Guardian Domestic Equity Portfolio
     10. Index 500 Stock Portfolio
     11. Asset Allocation Portfolio
     12. Balanced Portfolio
     13. High Yield Bond Portfolio
     14. Select Bond Portfolio
     15. Money Market Portfolio

Russell Insurance Funds
     1.  Multi-Style Equity Fund
     2.  Aggressive Equity Fund
     3.  Non-U.S. Fund
     4.  Real Estate Securities Fund
     5.  Core Bond Fund
You may also invest all or part of your funds on a fixed basis (the Guaranteed Interest Fund).

                                  PROFILE - i

[NORTHWESTERN MUTUAL LOGO]        The Northwestern Mutual Life Insurance Company
                                          NML Variable Annuity Account A

5. EXPENSES The Contract has insurance and investment features, and there are costs related to them. For the Front Load Contract we deduct a sales load of 4.5% from your purchase payments. The percentage is lower when cumulative purchase payments exceed $100,000. For the Back Load Contract there is no sales load deducted from purchase payments but a withdrawal charge of 0% to 6% applies, depending on the length of time the money you withdraw has been in the Contract and the size of your Contract.

Each year we deduct a $30 Contract fee. Currently this fee is waived if the value of your Contract is $25,000 or more. You may move money among the 20 investment portfolios without charge up to 12 times per year. After that, a charge of $25 may apply. We currently make no charge for these transfers.

We also deduct mortality and expense risk charges for the guarantees associated with your Contract. These charges are at the annual rate of 0.50% for the Front Load Contract. They begin at 1.25% for the Back Load Contract and are reduced to 0.50% for purchase payments that are no longer subject to withdrawal charges in Contracts with a value of $25,000 or more. We may increase the charges to a maximum rate of 0.75% for the Front Load Contract and 1.50% for the Back Load Contract. We will not increase the charges for at least five years from the date of the prospectus.

If your Contract includes the enhanced death benefit which we offer at extra cost, we will deduct from your Contract value on each Contract anniversary a charge based on the amount of the enhanced death benefit in effect and the age of the Annuitant when the Contract was issued. The charge is 0.10% of the amount of the benefit for issue age 45 or less, 0.20% for issue ages 46-55, and 0.40% for issue ages 56-65.


The portfolios also bear investment charges that range from an annual rate of 0.21% to 1.30% of the average daily value of the portfolio, depending on the investment portfolio you select. The following charts are designed to help you understand the charges for the Front Load and Back Load Contracts. The first three columns show the annual expenses as a percentage of assets including the insurance charges, the portfolio charges and the total charges. Portfolio expenses are based on 2001 expenses for the portfolios. Expenses for the portfolios reflect fee waivers and expense reimbursements. The last two columns show you examples of the charges, in dollars, you would pay. The examples reflect the impact of the asset based charges, any sales loads or withdrawals that would apply, and the $30 Contract fee calculated by dividing the annual Contract fees collected by the average assets of the sub-account. The examples assume that you invested $1,000 in a Contract which earns 5% annually and that you withdraw your money at the end of year one, and at the end of year ten. Both of these examples, for both Contracts, reflect aggregate charges on a cumulative basis to the end of the 1 or 10-year period.


For more detailed information, see the Expense Table which begins on page 3 of the attached prospectus for the Contracts.










                                  PROFILE - ii

[NORTHWESTERN MUTUAL LOGO]        The Northwestern Mutual Life Insurance Company
                                          NML Variable Annuity Account A


                                    EXPENSES
----------------------------------------------------------------------------------------------------------------------------
FRONT LOAD CONTRACT                      ANNUAL EXPENSES AS A PERCENTAGE OF ASSETS
WITHOUT THE ENHANCED                                                  Total                   EXAMPLES: *
DEATH BENEFIT                                                        Annual        Total      Total Annual Charges At End
                                                Total Annual        Portfolio      Annual     of
Portfolio                                    Insurance Charges       Charges      Expenses    1 Year       10 Years
--------------------------------------- ----------------------- ------------ ------------- ------------ -----------------
Northwestern Mutual Series Fund, Inc.
-------------------------------------
  Small Cap Growth Stock                   0.51% (0.50% + 0.01%)       0.60%        1.11%         $56            $189
  T. Rowe Price Small Cap Value            0.51% (0.50% + 0.01%)       1.00%        1.51%         $60            $266
  Aggressive Growth Stock                  0.51% (0.50% + 0.01%)       0.52%        1.03%         $55            $181
  International Growth                     0.51% (0.50% + 0.01%)       1.10%        1.61%         $61            $256
  Franklin Templeton International Equity  0.51% (0.50% + 0.01%)       0.74%        1.25%         $57            $205
  Index 400 Stock                          0.51% (0.50% + 0.01%)       0.31%        0.82%         $53            $158
  Growth Stock                             0.51% (0.50% + 0.01%)       0.43%        0.94%         $54            $171
  J.P. Morgan Select Growth and Income     0.51% (0.50% + 0.01%)       0.58%        1.09%         $56            $187
    Stock

  Capital Guardian Domestic Equity         0.51% (0.50% + 0.01%)       0.75%        1.26%         $57            $220
  Index 500 Stock                          0.51% (0.50% + 0.01%)       0.21%        0.72%         $52            $146
  Asset Allocation                         0.51% (0.50% + 0.01%)       0.75%        1.26%         $57            $222
  Balanced                                 0.51% (0.50% + 0.01%)       0.30%        0.81%         $53            $157
  High Yield Bond                          0.51% (0.50% + 0.01%)       0.53%        1.04%         $55            $182
  Select Bond                              0.51% (0.50% + 0.01%)       0.30%        0.81%         $53            $157
  Money Market                             0.51% (0.50% + 0.01%)       0.30%        0.81%         $53            $157
Russell Insurance Funds
-----------------------
  Multi-Style Equity                       0.51% (0.50% + 0.01%)       0.92%        1.43%         $59            $230
  Aggressive Equity                        0.51% (0.50% + 0.01%)       1.25%        1.76%         $62            $269
  Non-U.S.                                 0.51% (0.50% + 0.01%)       1.30%        1.81%         $63            $274
  Real Estate Securities                   0.51% (0.50% + 0.01%)       1.06%        1.57%         $60            $238
  Core Bond                                0.51% (0.50% + 0.01%)       0.80%        1.31%         $58            $219
------------------------------------------ ----------------------- ------------ ------------- ------------ -----------------


*TOTAL ANNUAL INSURANCE CHARGES INCLUDE THE INSURANCE CHARGES OF 0.50% PLUS 0.01% OF THE ASSETS TO REFLECT THE $30 CONTRACT FEE, BASED ON ACTUAL CONTRACT FEES COLLECTED DIVIDED BY AVERAGE ASSETS OF THE SUB-ACCOUNT. THE ACTUAL IMPACT OF THE CONTRACT FEE MAY BE GREATER OR LESS THAN 0.01%, DEPENDING UPON THE VALUE OF YOUR CONTRACT. WE MAY INCREASE THE INSURANCE CHARGES TO A MAXIMUM RATE OF 0.75%. WE WILL NOT INCREASE THE CHARGES FOR AT LEAST FIVE YEARS FROM THE DATE OF THE PROSPECTUS.

NOTE: THE MINIMUM INITIAL PURCHASE PAYMENT FOR A FRONT LOAD CONTRACT IS $10,000. THE NUMBERS ABOVE MUST BE MULTIPLIED BY 10 TO FIND THE EXPENSES FOR A FRONT LOAD CONTRACT OF MINIMUM SIZE.





                                  PROFILE - iii

[NORTHWESTERN MUTUAL LOGO]        The Northwestern Mutual Life Insurance Company
                                          NML Variable Annuity Account A


                                    EXPENSES
----------------------------------------------------------------------------------------------------------------------------
BACK LOAD CONTRACT                         ANNUAL EXPENSES AS A PERCENTAGE OF ASSETS
WITHOUT THE ENHANCED                                                 Total                    EXAMPLES: *
DEATH BENEFIT                                                         Annual       Total      Total Annual Charges At End of
                                                 Total Annual        Portfolio     Annual
Portfolio                                     Insurance Charges       Charges     Expenses    1 Year          10 Years
------------------------------------------ ------------------------- ---------- ------------- --------------- --------------
Northwestern Mutual Series Fund, Inc.
-------------------------------------
  Small Cap Growth Stock                   1.45% (1.25% + 0.20%)        0.60%       2.05%           $ 81          $253
  T. Rowe Price Small Cap Value            1.45% (1.25% + 0.20%)        1.00%       2.45%           $ 85          $325
  Aggressive Growth Stock                  1.45% (1.25% + 0.20%)        0.52%       1.97%           $ 80          $245
  International Growth                     1.45% (1.25% + 0.20%)        1.10%       2.55%           $ 86          $316
  Franklin Templeton International Equity  1.45% (1.25% + 0.20%)        0.74%       2.19%           $ 82          $267
  Index 400 Stock                          1.45% (1.25% + 0.20%)        0.31%       1.76%           $ 78          $223
  Growth Stock                             1.45% (1.25% + 0.20%)        0.43%       1.88%           $ 79          $236
  J.P. Morgan Select Growth and Income     1.45% (1.25% + 0.20%)        0.58%       2.03%           $ 81          $251
    Stock

  Capital Guardian Domestic Equity         1.45% (1.25% + 0.20%)        0.75%       2.20%           $ 82          $282
  Index 500 Stock                          1.45% (1.25% + 0.20%)        0.21%       1.66%           $ 77          $212
  Asset Allocation                         1.45% (1.25% + 0.20%)        0.75%       2.20%           $ 82          $284
  Balanced                                 1.45% (1.25% + 0.20%)        0.30%       1.75%           $ 78          $222
  High Yield Bond                          1.45% (1.25% + 0.20%)        0.53%       1.98%           $ 80          $246
  Select Bond                              1.45% (1.25% + 0.20%)        0.30%       1.75%           $ 78          $222
  Money Market                             1.45% (1.25% + 0.20%)        0.30%       1.75%           $ 78          $222
Russell Insurance Funds
-----------------------
  Multi-Style Equity                       1.45% (1.25% + 0.20%)        0.92%       2.37%           $ 84          $292
  Aggressive Equity                        1.45% (1.25% + 0.20%)        1.25%       2.70%           $ 87          $329
  Non-U.S.                                 1.45% (1.25% + 0.20%)        1.30%       2.75%           $ 88          $334
  Real Estate Securities                   1.45% (1.25% + 0.20%)        1.06%       2.51%           $ 85          $299
  Core Bond                                1.45% (1.25% + 0.20%)        0.80%       2.25%           $ 83          $281
------------------------------------------ ------------------------- ---------- ------------- --------------- --------------

*TOTAL ANNUAL INSURANCE CHARGES INCLUDE THE INSURANCE CHARGES OF 1.25% PLUS 0.20% OF THE ASSETS TO REFLECT THE $30 CONTRACT FEE, BASED ON ACTUAL CONTRACT FEES COLLECTED DIVIDED BY AVERAGE ASSETS OF THE SUB-ACCOUNT. THE ACTUAL IMPACT OF THE CONTRACT FEE MAY BE GREATER OR LESS THAN 0.20%, DEPENDING UPON THE VALUE OF YOUR CONTRACT. WE MAY INCREASE THE INSURANCE CHARGES TO A MAXIMUM RATE OF 1.50%. WE WILL NOT INCREASE THE CHARGES FOR AT LEAST FIVE YEARS FROM THE DATE OF THE PROSPECTUS.




                                  PROFILE - iv

[NORTHWESTERN MUTUAL LOGO]        The Northwestern Mutual Life Insurance Company
                                          NML Variable Annuity Account A


                                    EXPENSES
                                                         EXPENSES
----------------------------------------------------------------------------------------------------------------------------
FRONT LOAD CONTRACT                      ANNUAL EXPENSES AS A PERCENTAGE OF ASSETS
WITH THE ENHANCED                                                                                   EXAMPLES: *
DEATH BENEFIT AT MAXIMUM CHARGE (0.40%)                                        Total                Total Annual Charges At
                                                                              Annual       Total    End of
                                                    Total Annual             Portfolio    Annual
Portfolio                                         Insurance Charges           Charges    Expenses   1 Year    10 Years
------------------------------------------ -------------------------------- ------------ ---------- --------- --------------
Northwestern Mutual Series Fund, Inc.
-------------------------------------
  Small Cap Growth Stock                   0.91% (0.50% + 0.01% + 0.40%)        0.60%        1.51%    $60         $237
  T. Rowe Price Small Cap Value            0.91% (0.50% + 0.01% + 0.40%)        1.00%        1.91%    $64         $311
  Aggressive Growth Stock                  0.91% (0.50% + 0.01% + 0.40%)        0.52%        1.43%    $59         $228
  International Growth                     0.91% (0.50% + 0.01% + 0.40%)        1.10%        2.01%    $65         $302
  Franklin Templeton International Equity  0.91% (0.50% + 0.01% + 0.40%)        0.74%        1.65%    $61         $251
  Index 400 Stock                          0.91% (0.50% + 0.01% + 0.40%)        0.31%        1.22%    $57         $206
  Growth Stock                             0.91% (0.50% + 0.01% + 0.40%)        0.43%        1.34%    $58         $219
  J.P. Morgan Select Growth and Income     0.91% (0.50% + 0.01% + 0.40%)        0.58%        1.49%    $60         $235
    Stock

  Capital Guardian Domestic Equity         0.91% (0.50% + 0.01% + 0.40%)        0.75%        1.66%    $61         $267
  Index 500 Stock                          0.91% (0.50% + 0.01% + 0.40%)        0.21%        1.12%    $56         $195
  Asset Allocation                         0.91% (0.50% + 0.01% + 0.40%)        0.75%        1.66%    $61         $269
  Balanced                                 0.91% (0.50% + 0.01% + 0.40%)        0.30%        1.21%    $57         $205
  High Yield Bond                          0.91% (0.50% + 0.01% + 0.40%)        0.53%        1.44%    $59         $229
  Select Bond                              0.91% (0.50% + 0.01% + 0.40%)        0.30%        1.21%    $57         $205
  Money Market                             0.91% (0.50% + 0.01% + 0.40%)        0.30%        1.21%    $57         $205
Russell Insurance Funds
-----------------------
  Multi-Style Equity                       0.91% (0.50% + 0.01% + 0.40%)        0.92%        1.83%    $63         $276
  Aggressive Equity                        0.91% (0.50% + 0.01% + 0.40%)        1.25%        2.16%    $66         $315
  Non-U.S.                                 0.91% (0.50% + 0.01% + 0.40%)        1.30%        2.21%    $67         $320
  Real Estate Securities                   0.91% (0.50% + 0.01% + 0.40%)        1.06%        1.97%    $64         $284
  Core Bond                                0.91% (0.50% + 0.01% + 0.40%)        0.80%        1.71%    $62         $265
------------------------------------------ -------------------------------- ------------ ---------- --------- --------------

*TOTAL ANNUAL INSURANCE CHARGES INCLUDE THE INSURANCE CHARGES OF 0.90% PLUS 0.01% OF THE ASSETS TO REFLECT THE $30 CONTRACT FEE, BASED ON ACTUAL CONTRACT FEES COLLECTED DIVIDED BY AVERAGE ASSETS OF THE SUB-ACCOUNT. THE ACTUAL IMPACT OF THE CONTRACT FEE MAY BE GREATER OR LESS THAN 0.01%, DEPENDING UPON THE VALUE OF YOUR CONTRACT. WE MAY INCREASE THE MORTALITY AND EXPENSE RISK CHARGES FROM 0.50% TO A MAXIMUM RATE OF 0.75%. WE WILL NOT INCREASE THE CHARGES FOR AT LEAST FIVE YEARS FROM THE DATE OF THE PROSPECTUS. THE INSURANCE CHARGES INCLUDE 0.40% FOR THE ENHANCED DEATH BENEFIT AT THE MAXIMUM CHARGE FOR ISSUE AGES 56-65. THE CHARGE IS 0.10% FOR ISSUE AGES 45 OR LESS, AND 0.20% FOR ISSUE AGES 46-55.

NOTE: THE MINIMUM INITIAL PURCHASE PAYMENT FOR A FRONT LOAD CONTRACT IS $10,000. THE NUMBERS ABOVE MUST BE MULTIPLIED BY 10 TO FIND THE EXPENSES FOR A FRONT LOAD CONTRACT OF MINIMUM SIZE.


                                  PROFILE - v

[NORTHWESTERN MUTUAL LOGO]        The Northwestern Mutual Life Insurance Company
                           PROFILE        NML Variable Annuity Account A


                                                       EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
BACK LOAD CONTRACT                       ANNUAL EXPENSES AS A PERCENTAGE OF ASSETS
WITH THE ENHANCED                                                                                   EXAMPLES: *
DEATH BENEFIT AT MAXIMUM                                                     Total                  Total Annual Charges At End
CHARGE (0.40%)                                                               Annual     Total       of
                                                      Total Annual         Portfolio    Annual
Portfolio                                            Insurance Charges       Charges    Expenses    1 Year           10 Years
------------------------------------------ -------------------------------- --------- ------------- ---------------- --------------
Northwestern Mutual Series Fund, Inc.
-------------------------------------
  Small Cap Growth Stock                   1.85% (1.25% + 0.20% + 0.40%)      0.60%       2.45%           $85            $300
  T. Rowe Price Small Cap Value*           1.85% (1.25% + 0.20% + 0.40%)      1.00%       1.85%           $89            $371

  Aggressive Growth Stock                  1.85% (1.25% + 0.20% + 0.40%)      0.52%       2.37%           $84            $292
  International Growth*                    1.85% (1.25% + 0.20% + 0.40%)      1.10%       2.95%           $90            $362
  Franklin Templeton International Equity  1.85% (1.25% + 0.20% + 0.40%)      0.74%       2.59%           $86            $314

  Index 400 Stock                          1.85% (1.25% + 0.20% + 0.40%)      0.31%       2.16%           $82            $271
  Growth Stock                             1.85% (1.25% + 0.20% + 0.40%)      0.43%       2.28%           $83            $283
  J.P. Morgan Select Growth and Income     1.85% (1.25% + 0.20% + 0.40%)      0.58%       2.43%           $85            $298
    Stock

  Capital Guardian Domestic Equity*        1.85% (1.25% + 0.20% + 0.40%)      0.75%       2.60%           $86            $329

  Index 500 Stock                          1.85% (1.25% + 0.20% + 0.40%)      0.21%       2.06%           $81            $260
  Asset Allocation*                        1.85% (1.25% + 0.20% + 0.40%)      0.75%       2.60%           $86            $330
  Balanced                                 1.85% (1.25% + 0.20% + 0.40%)      0.30%       2.15%           $82            $270
  High Yield Bond                          1.85% (1.25% + 0.20% + 0.40%)      0.53%       2.38%           $84            $293
  Select Bond                              1.85% (1.25% + 0.20% + 0.40%)      0.30%       2.15%           $82            $270
  Money Market                             1.85% (1.25% + 0.20% + 0.40%)      0.30%       2.15%           $82            $270

Russell Insurance Funds
-----------------------
  Multi-Style Equity                       1.85% (1.25% + 0.20% + 0.40%)      0.92%       2.77%           $88            $338
  Aggressive Equity                        1.85% (1.25% + 0.20% + 0.40%)      1.25%       3.10%           $91            $374
  Non-U.S.                                 1.85% (1.25% + 0.20% + 0.40%)      1.30%       3.15%           $92            $378
  Real Estate Securities                   1.85% (1.25% + 0.20% + 0.40%)      1.06%       2.91%           $90            $345
  Core Bond                                1.85% (1.25% + 0.20% + 0.40%)      0.80%       2.65%           $87            $327
------------------------------------------ -------------------------------- --------- ------------- ---------------- --------------

*TOTAL ANNUAL INSURANCE CHARGES INCLUDE THE INSURANCE CHARGES OF 1.65% PLUS 0.20% OF THE ASSETS TO REFLECT THE $30 CONTRACT FEE, BASED ON ACTUAL CONTRACT FEES COLLECTED DIVIDED BY AVERAGE ASSETS OF THE SUB-ACCOUNT. THE ACTUAL IMPACT OF THE CONTRACT FEE MAY BE GREATER OR LESS THAN 0.20%, DEPENDING UPON THE VALUE OF YOUR CONTRACT. WE MAY INCREASE THE MORTALITY AND EXPENSE RISK CHARGES FROM 1.25% TO A MAXIMUM RATE OF 1.50%. WE WILL NOT INCREASE THE CHARGES FOR AT LEAST FIVE YEARS FROM THE DATE OF THE PROSPECTUS. THE INSURANCE CHARGES INCLUDE 0.40% FOR THE ENHANCED DEATH BENEFIT AT THE MAXIMUM CHARGE FOR ISSUE AGES 56-65. THE CHARGE IS 0.10% FOR ISSUE AGES 45 OR LESS, AND 0.20% FOR ISSUE AGES 46-55.




                                  PROFILE - vi

[NORTHWESTERN MUTUAL LOGO]        The Northwestern Mutual Life Insurance Company
                                          NML Variable Annuity Account A


6. TAXES As a general rule, earnings on your Contract are not taxed until they are withdrawn or taken as monthly annuity payments. A 10% federal tax penalty may apply if you make withdrawals from the Contract before the employee reaches age 59 1/2.

7. ACCESS TO YOUR MONEY You may take money out of your Contract at any time before monthly annuity payments begin. For the Front Load Contract there is no charge for withdrawals. For the Back Load Contract there is a withdrawal charge of 6% or less, depending on how much money has been paid into the Contract and how long it has been held there. Each purchase payment has its own withdrawal charge period. When you make a withdrawal, we use the amounts that produce the lowest withdrawal charge. After the first year, 10% of the Contract value on the prior anniversary may be withdrawn without a withdrawal charge if the Contract value is at least $10,000. For both Front Load and Back Load Contracts, you may also have to pay income tax and a tax penalty on amounts you take out.


8. PERFORMANCE The value of your Contract will vary up or down reflecting the performance of the investment portfolios you select. The chart below shows total returns for each of the investment portfolios that was in operation, and used with the Account, during the years shown. These numbers, for the Front Load Contract and the Back Load Contract, reflect the asset-based charges for mortality and expense risks, the annual Contract fees and investment expenses for each portfolio. The numbers include the annual Contract fee in the amount of 0.01% for the Front Load Contract and 0.20% for the Back Load Contract. The numbers do not reflect deductions from purchase payments for the Front Load Contract or any withdrawal charge for the Back Load Contract. Those charges, if applied, would reduce the performance. Past performance does not guarantee future results.




                                                         PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------
FRONT LOAD CONTRACT
                                                                     CALENDAR YEAR
PORTFOLIO                     2001     2000      1999      1998     1997      1996      1995     1994      1993      1992
----------------------------------------------------------------------------------------------------------------------------

Northwestern Mutual Series
--------------------------
Fund, Inc.
----------
  Small Cap Growth Stock      -4.26     6.17       NA        NA      NA        NA       NA        NA        NA        NA
  T. Rowe Price Small Cap      1.53      NA        NA        NA      NA        NA       NA        NA        NA        NA
    Value*

  Aggressive Growth Stock    -20.28     5.64     43.05      7.01    13.28     17.10    38.59      4.87     18.51     5.41
  International Growth*       -9.60      NA        NA        NA      NA        NA       NA        NA        NA        NA
  Franklin Templeton         -14.44    -1.30     22.28      4.29    11.71     20.40    13.99     -0.61      NA        NA
    International Equity

  Index 400 Stock             -1.16    16.61       NA        NA      NA        NA       NA        NA        NA        NA
  Growth Stock               -14.65    -2.98     21.87     26.04    29.19     20.29    30.16      NA        NA        NA
  J.P. Morgan Select          -8.24    -7.44      6.94     22.51    29.37     19.36    30.45      NA        NA        NA
    Growth and Income Stock

  Capital Guardian Domestic   -2.40      NA        NA        NA      NA        NA       NA        NA        NA        NA
    Equity*

  Index 500 Stock            -12.33    -9.22     20.29     28.07    32.52     22.12    36.55      0.68      9.21     6.71
  Asset Allocation*           -2.32      NA        NA        NA      NA        NA       NA        NA        NA        NA
  Balanced                    -3.65    -0.68     10.63     18.27    20.90     12.87    25.75     -0.52      9.02     4.78
  High Yield Bond              4.49    -5.08     -0.96     -2.32    15.26     19.16    16.19      NA        NA        NA
  Select Bond                  9.80     9.65     -1.53      6.53     8.91      2.78    18.49     -3.33      9.77     6.44
  Money Market                 3.39     5.75      4.57      4.89     4.94      4.75     5.29      3.54      2.33     2.81

Russell Insurance Funds
-----------------------
  Multi-Style Equity         -14.65   -12.71      NA        NA       NA        NA        NA       NA        NA        NA
  Aggressive Equity           -2.86    -1.17      NA        NA       NA        NA        NA       NA        NA        NA
  Non-U.S.                   -22.43   -14.87      NA        NA       NA        NA        NA       NA        NA        NA
  Real Estate Securities       7.29    26.59      NA        NA       NA        NA        NA       NA        NA        NA
  Core Bond                    6.86     9.44      NA        NA       NA        NA        NA       NA        NA        NA
----------------------------------------------------------------------------------------------------------------------------

* FROM COMMENCEMENT OF OPERATIONS ON JULY 31, 2001 THROUGH DECEMBER 31, 2001.



                                  PROFILE - vii

[NORTHWESTERN MUTUAL LOGO]        The Northwestern Mutual Life Insurance Company
                                          NML Variable Annuity Account A


                                                        PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------
BACK LOAD CONTRACT
                                                                     CALENDAR YEAR
PORTFOLIO                     2001     2000      1999      1998     1997      1996      1995     1994      1993      1992
----------------------------------------------------------------------------------------------------------------------------
Northwestern Mutual Series
--------------------------
Fund, Inc.
----------
  Small Cap Growth Stock      -5.16    5.23        NA        NA      NA        NA       NA        NA        NA       NA
  T. Rowe Price Small Cap      1.02      NA        NA        NA      NA        NA       NA        NA        NA       NA
    Value*

  Aggressive Growth Stock    -21.03     4.71     41.79      6.06    12.28     16.05     37.36    3.94      17.46     4.47
  International Growth*      -10.05      NA        NA        NA      NA        NA       NA        NA        NA       NA
  Franklin Templeton         -15.24    -2.17     21.19      3.37    10.72     19.32     12.99   -1.48       NA       NA
    International Equity


  Index 400 Stock             -2.09    15.59       NA        NA      NA        NA       NA        NA        NA       NA
  Growth Stock               -15.46    -3.84     20.80     24.93    28.05     19.22     29.01     NA        NA       NA
  J.P. Morgan Select          -9.11    -8.26      5.99     21.43    28.23     18.29     29.30     NA        NA       NA
    Growth and Income Stock

  Capital Guardian Domestic   -2.89      NA        NA        NA      NA        NA       NA        NA        NA       NA
    Equity*

  Index 500 Stock            -13.15   -10.02     19.23     26.94    31.25     21.03     35.35   -0.21       8.24     5.76
  Asset Allocation*           -2.81      NA        NA        NA      NA        NA       NA        NA        NA       NA
  Balanced                    -4.55    -1.55      9.66     17.23    19.83     11.87     24.64   -1.40       8.06     3.85
  High Yield Bond              3.51    -5.92     -1.84     -3.21    14.24     18.10     15.16     NA        NA       NA
  Select Bond                  8.77     8.68     -2.40      5.58     7.94      1.87     17.45   -4.18       8.80     5.50
  Money Market                 2.42     4.82      3.64      3.96     4.01      3.81      4.36    2.63       1.42     1.90

Russell Insurance Funds
-----------------------
  Multi-Style Equity         -15.45   -13.48       NA        NA      NA        NA       NA        NA        NA       NA
  Aggressive Equity           -3.78    -2.04       NA        NA      NA        NA       NA        NA        NA       NA
  Non-U.S.                   -23.16   -15.62       NA        NA      NA        NA       NA        NA        NA       NA
  Real Estate Securities       6.28    25.47       NA        NA      NA        NA       NA        NA        NA       NA
  Core Bond                    5.85     8.48       NA        NA      NA        NA       NA        NA        NA       NA
----------------------------------------------------------------------------------------------------------------------------

* FROM COMMENCEMENT OF OPERATIONS ON JULY 31, 2001 THROUGH DECEMBER 31, 2001.


9. DEATH BENEFIT If you die before age 75, and before monthly annuity payments begin, your beneficiary will receive a death benefit. The amount will be the value of your Contract or, if greater, the amount you have paid in. We offer an enhanced death benefit at extra cost. We increase the enhanced death benefit on each Contract anniversary, up to age 80, if the Contract value has increased. The death benefit may be adjusted, of course, for any withdrawals you have made. The death benefit will be paid as a lump sum or your beneficiary may select a monthly annuity payment plan, or the Contract may be continued in force with a contingent annuitant.

10.  OTHER INFORMATION

FREE LOOK. If you return the Contract within ten days after you receive it (or whatever period is required in your state), we will send your money back. There is no charge for our expenses but the amount you receive may be more or less than what you paid, based on actual investment experience following the date we received your purchase payment.

AVOID PROBATE. In most cases, when you die, your beneficiary will receive the full death benefit of your Contract without going through probate.

AUTOMATIC DOLLAR-COST AVERAGING. With our Dollar-Cost Averaging Plan, you can arrange to have a regular amount of money ($100 minimum) automatically transferred from the Money Market Portfolio into the portfolio or portfolios you have chosen on a monthly or quarterly basis.

ELECTRONIC FUNDS TRANSFER (EFT). Another convenient way to invest using the dollar-cost averaging approach is through our EFT Plan. These automatic withdrawals allow you to add to your portfolio(s) on a regular monthly basis through payments drawn directly on your checking account.

SYSTEMATIC WITHDRAWAL PLAN. You can arrange to have regular amounts of money sent to you while your Contract is still in the accumulation phase. Our Systematic Withdrawal Plan allows you to automatically redeem accumulation units to generate monthly payments. Of course you may have to pay taxes on amounts you receive.

                                  PROFILE - viii

[NORTHWESTERN MUTUAL LOGO]        The Northwestern Mutual Life Insurance Company
                                          NML Variable Annuity Account A


AUTOMATIC REQUIRED MINIMUM DISTRIBUTIONS. You can arrange for annual required minimum distributions to be sent to you automatically once you turn age 70 1/2.

SPECIAL WITHDRAWAL PRIVILEGE. You can withdraw 10% of the Contract's accumulation value without a surrender charge, if the Contract has at least a $10,000 balance, beginning on the first Contract anniversary.

TERMINAL ILLNESS BENEFIT. Withdrawal charges are waived if the primary Annuitant is terminally ill and has a life expectancy of 12 months or less.

NURSING HOME BENEFIT. Withdrawal charges are waived after the first Contract anniversary if the primary Annuitant's confinement is medically necessary for at least 90 consecutive days in a licensed nursing facility or hospital.

PORTFOLIO REBALANCING. To help you maintain your asset allocation plan over time we offer a rebalancing service. This will automatically readjust your current investment option allocations, on a periodic basis, back to the allocation percentages you have selected.

INTEREST SWEEPS. If you select this service we will automatically sweep or transfer interest from the Guaranteed Interest Fund to any combination of variable investment options. Interest earnings can be swept monthly, quarterly, semi-annually or annually.

NORTHWESTERN MUTUAL EXPRESS. 1-800-519-4NML (1-800-519-4665). Get up-to-date information about your Contract at your convenience with your Contract number and your Personal Identification Number (PIN). Call toll-free to review contract values and unit values, transfer among portfolios, change the allocation and obtain fund performance information.


INTERNET. For information about Northwestern Mutual, visit us on our Website. Access fund performance information, forms for routine service and daily contract and unit values for Contracts you own with your User ID and password. Eligible Contract owners may also transfer invested assets among investment divisions and change the allocation of future contributions online. For enrollment information, please contact us at 1-888-455-2232.


www.northwesternmutual.com


THESE FEATURES MAY NOT BE AVAILABLE IN ALL STATES AND MAY NOT BE SUITABLE FOR YOUR PARTICULAR SITUATION.


11.  INQUIRIES  If you need more information, please contact us at:

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY, 720 EAST WISCONSIN AVENUE, MILWAUKEE, WISCONSIN 53202; 1-888-455-2232.

                                  PROFILE - ix

P R O S P E C T U S


NML VARIABLE ANNUITY ACCOUNT A


This prospectus describes individual variable annuity contracts (the "Contracts") offered by The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") to provide retirement annuity benefits for self-employed individuals (and their eligible employees) who adopt plans meeting the requirements of Sections 401 or 403(a) of the Internal Revenue Code of 1986, as amended. These plans, popularly called HR-10 Plans, afford certain federal income tax benefits to employers and to employees and their beneficiaries.

We use NML Variable Annuity Account A (the "Account") to keep the money you invest separate from our general assets. The money in the Account is invested in the fifteen portfolios of Northwestern Mutual Series Fund, Inc. and the five Russell Insurance Funds. You select the Portfolios or Funds in which you want to invest. Northwestern Mutual Series Fund, Inc.: Small Cap Growth Stock, T. Rowe Price Small Cap Value, Aggressive Growth Stock, International Growth, Franklin Templeton International Equity, Index 400 Stock, Growth Stock, J.P. Morgan Select Growth and Income Stock, Capital Guardian Domestic Equity, Index 500 Stock, Asset Allocation, Balanced, High Yield Bond, Select Bond, and Money Market. Russell Insurance Funds: Multi-Style Equity, Aggressive Equity, Non-U.S., Real Estate Securities, Core Bond.

The Account has 20 Divisions that correspond to the 15 Portfolios and 5 Funds in which you may invest. The Contracts also permit you to invest on a fixed basis, at rates that we determine. This prospectus describes only the Account and the variable provisions of the Contracts except where there are specific references to the fixed provisions.

We offer two versions of the Contracts: Front Load Contracts and Back Load Contracts. See the Expense table on page 3 and the Deductions section, beginning on page 26.

This prospectus is a concise description of the information you should know before you buy a Contract. We have filed additional information about the Contracts with the Securities and Exchange Commission in a Statement of Additional Information. We incorporate the Statement of Additional Information into this prospectus by reference. We will send you the Statement of Additional Information without charge if you write to The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202, or call us at Telephone Number 1-888-455-2232. You will find the table of contents for the Statement of Additional Information following page 29 of this prospectus.

This prospectus is valid only when accompanied by the current prospectuses for Northwestern Mutual Series Fund, Inc. and Russell Insurance Funds which are attached to this prospectus. You should retain this prospectus for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


The date of this prospectus and the Statement of Additional Information is April 30, 2002.

CONTENTS FOR THIS PROSPECTUS


                                              PAGE
                                              ----

PROSPECTUS......................................1
    NML Variable Annuity Account A..............1
INDEX OF SPECIAL TERMS..........................3
EXPENSE TABLE...................................3
ACCUMULATION UNIT VALUES........................9
THE COMPANY....................................17
NML VARIABLE ANNUITY
   ACCOUNT A...................................18
THE FUNDS......................................18
THE CONTRACTS..................................20
    Purchase Payments Under the Contracts......20
      Amount and Frequency.....................20
      Application of Purchase Payments.........20
    Net Investment Factor......................21
    Benefits Provided Under the Contracts......21
      Withdrawal Amount........................21
      Death Benefit............................21
      Maturity Benefit.........................22
    Variable Payment Plans.....................22
      Description of Payment Plans.............22
      Amount of Annuity Payments...............22
      Assumed Investment Rate..................22
    Additional Information.....................23
      Transfers Between Divisions and
        Payment Plans..........................23
      Gender-Based Annuity Payment Rates.......23
      Owners of the Contracts..................23
      Deferment of Benefit Payments............23
      Dividends................................24
      Substitution and Change..................24
      Fixed Annuity Payment Plans..............24
      Financial Statements.....................24
THE GUARANTEED INTEREST FUND...................24
FEDERAL INCOME TAXES...........................25
    Contribution Limits........................25
    Taxation of Contract Benefits..............25
    Minimum Distribution Requirements..........25
    Taxation of Northwestern Mutual............26
DEDUCTIONS.....................................26
    Sales Load.................................26
    Mortality Rate and Expense Risk Charges....26
    Contract Fee...............................27
    Withdrawal Charge..........................27
    Enhanced Death Benefit Charge..............28
    Premium Taxes..............................28
    Expenses for the Portfolios and Funds......28
    Contracts Issued Prior to March 31, 2000...28
    Contracts Issued Prior to March 31, 1995...28
    Contracts Issued Prior to
      December 17, 1981........................28
    Dividends for Contracts Issued Prior to
      March 31, 2000...........................28
    Internal Annuity Exchange..................29

DISTRIBUTION OF THE CONTRACTS..................29



THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON THE
                   PAGE FOLLOWING PAGE 29 OF THIS PROSPECTUS.

INDEX OF SPECIAL TERMS

The following special terms used in this prospectus are discussed at the pages indicated.


TERM                                               PAGE
----                                               ----

ACCUMULATION UNIT...................................20
ANNUITY (or ANNUITY PAYMENTS).......................22
NET INVESTMENT FACTOR...............................21
PAYMENT PLANS.......................................22
ANNUITANT...........................................23
MATURITY DATE.......................................22
OWNER...............................................23
WITHDRAWAL AMOUNT...................................21
------------------------------------------------------
EXPENSE TABLE


FRONT LOAD CONTRACT
TRANSACTION EXPENSES FOR CONTRACT OWNERS
----------------------------------------

Maximum Sales Load (as a percentage
of purchase payments)..........................4.5%
Withdrawal Charge..............................None
Maximum Transfer Charge........................$25
(up to 12 transfers per year
guaranteed free; all transfer
charges currently waived)


ANNUAL EXPENSES OF THE ACCOUNT
------------------------------
(AS A PERCENTAGE OF ASSETS)
----------------------------

Current Mortality and Expense Risk Fees*.......0.50%
Maximum Mortality and Expense Risk
   Fees*.......................................0.75%
Other Expenses.................................None
Total Current Separate Account Annual
   Expenses*...................................0.50%
Total Maximum Separate Account Annual
   Expenses*...................................0.75%

ANNUAL CONTRACT FEE
-------------------
$30; waived if the Contract Value equals or exceeds
$25,000

ANNUAL CHARGE FOR OPTIONAL ENHANCED
-----------------------------------
DEATH BENEFIT
-------------
Maximum Charge (as a percentage of the
   benefit)**..................................0.40%



BACK LOAD CONTRACT

TRANSACTION EXPENSES FOR CONTRACTOWNERS
---------------------------------------
Sales Load (as a percentage of purchase
payments)......................................None
Withdrawal Charge for Sales Expenses
(as a percentage of amounts withdrawn).........0%-6%
Maximum Transfer Charge........................$25
(up to 12 transfers per year
guaranteed free; all transfer
charges currently waived)

ANNUAL EXPENSES OF THE ACCOUNT
------------------------------
 (AS A PERCENTAGE OF ASSETS)
----------------------------
Current Mortality and Expense Risk Fees*.......1.25%
Maximum Mortality and Expense Risk
   Fees*.......................................1.50%
Other Expenses.................................None
Total Current Separate Account Annual
   Expenses*...................................1.25%
Total Maximum Separate Account Annual
   Expenses*...................................1.50%

ANNUAL CONTRACT FEE
$30; waived if the Contract Value equals or exceeds
$25,000

ANNUAL CHARGE FOR OPTIONAL ENHANCED
-----------------------------------
DEATH BENEFIT
-------------
Maximum Charge (as a percentage of the
   benefit)**..................................0.40%


*WE GUARANTEE THE CURRENT MORTALITY AND EXPENSE RISK FEES FOR FIVE YEARS FROM THE DATE OF THIS PROSPECTUS. THEREAFTER, WE RESERVE THE RIGHT TO INCREASE THE MORTALITY AND EXPENSE RISK FEES TO A MAXIMUM ANNUAL RATE OF 0.75% FOR THE FRONT LOAD CONTRACT AND 1.50% FOR THE BACK LOAD CONTRACT.
**THE MAXIMUM CHARGE IS FOR ISSUE AGE 56 AND ABOVE. THE CHARGE IS 0.10% FOR ISSUE AGE 45 OR LESS AND 0.20% FOR ISSUE AGE 46-55.




ANNUAL EXPENSES OF THE PORTFOLIOS AND FUNDS
(AS A PERCENTAGE OF THE ASSETS)                       MANAGEMENT FEES        OTHER            TOTAL ANNUAL EXPENSES
                                                    (AFTER FEE WAIVER)     EXPENSES       (AFTER EXPENSE REIMBURSEMENT)

Northwestern Mutual Series Fund, Inc.
-------------------------------------
  Small Cap Growth Stock                                   0.59%              0.01%                  0.60%
  T. Rowe Price Small Cap Value*                           0.85%              0.15%                  1.00%
  Aggressive Growth Stock                                  0.52%              0.00%                  0.52%
  International Growth*                                    0.75%              0.35%                  1.10%
  Franklin Templeton International Equity                  0.66%              0.08%                  0.74%
  Index 400 Stock                                          0.25%              0.06%                  0.31%
  Growth Stock                                             0.42%              0.01%                  0.43%
  J.P. Morgan Select Growth and Income Stock               0.57%              0.01%                  0.58%
  Capital Guardian Domestic Equity*                        0.65%              0.10%                  0.75%
  Index 500 Stock                                          0.20%              0.01%                  0.21%
  Asset Allocation*                                        0.60%              0.15%                  0.75%
   Balanced                                                0.30%              0.00%                  0.30%
   High Yield Bond                                         0.50%              0.03%                  0.53%
   Select Bond                                             0.30%              0.00%                  0.30%
   Money Market                                            0.30%              0.00%                  0.30%
Russell Insurance Funds**
-------------------------
   Multi-Style Equity                                      0.71%              0.21%                   0.92%
   Aggressive Equity                                       0.82%              0.43%                  1.25%
   Non-U.S.                                                0.81%              0.49%                  1.30%
   Real Estate Securities                                  0.84%              0.22%                  1.06%
   Core Bond                                               0.52%              0.28%                  1.36%

* The advisor of these funds has voluntarily agreed to waive a portion of the management fee, up to the full amount of the fee, equal to the amount by which the Fund's total operating expenses exceed the amounts shown above under "Total Annual Expenses (After Expense Reimbursement)". The advisor has also agreed to reimburse the Fund for all remaining expenses after fee waivers which exceed the amounts shown above under that heading. Absent the fee waiver and expense reimbursement, the management fees and total annual expenses would be 0.85% and 1.36% for the T. Rowe Price Small Cap Value Portfolio; 0.75% and 1.25% for the International Growth Portfolio; 0.65% and 0.90% for the Capital Guardian Domestic Equity Portfolio; 0.60% and 0.92% for the Asset Allocation Portfolio.

** For the Russell Insurance Funds (the "Fund"), the adviser has voluntarily agreed to waive a portion of the management fee, up to the full amount of the fee, equal to the amount by which the Fund's total operating expenses exceed the amounts shown above under "Total Annual Expenses (After Expense Reimbursement)". The adviser has also agreed to reimburse the Fund for all remaining expenses after fee waivers which exceed the amounts shown above under that heading. Absent the fee waiver and expense reimbursement, the management fees and total annual expenses would be 0.78% and 0.99% for the Multi-Style Equity Fund; 0.95% and 1.38% for the Aggressive Equity Fund; 0.94% and 1.43% for the Non-U.S. Fund; 0.84% and 1.06% for the Real Estate Securities Fund; 0.60% and 0.88% for the Core Bond Fund.

EXAMPLE

FRONT LOAD CONTRACT WITHOUT THE ENHANCED DEATH BENEFIT - You would pay the following expenses on each $1,000 investment, assuming 5% annual return:


Northwestern Mutual Series Fund, Inc.                 1 YEAR            3 YEARS             5 YEARS           10 YEARS
-------------------------------------                 ------            -------             -------           --------

  Small Cap Growth Stock                               $56                $ 79               $103               $189
  T. Rowe Price Small Cap Value                        $60                $ 98               $138               $266
  Aggressive Growth Stock                              $55                $ 76               $ 99               $181
  International Growth                                 $61                $ 97               $135               $256
  Franklin Templeton International Equity              $57                $ 83               $111               $205
  Index 400 Stock                                      $53                $ 70               $ 88               $158
  Growth Stock                                         $54                $ 74               $ 95               $171
  J.P. Morgan Select Growth and Income Stock           $56                $ 78               $102               $187
  Capital Guardian Domestic Equity                     $57                $ 86               $117               $220
  Index 500 Stock                                      $52                $ 67               $ 83               $146
  Asset Allocation                                     $57                $ 87               $118               $222
   Balanced                                            $53                $ 70               $ 88               $157
   High Yield Bond                                     $55                $ 77               $100               $182
   Select Bond                                         $53                $ 70               $ 88               $157
   Money Market                                        $53                $ 70               $ 88               $157

Russell Insurance Funds
-----------------------
   Multi-Style Equity                                  $59                $ 90               $123               $230
   Aggressive Equity                                   $62                $101               $141               $269
   Non-U.S.                                            $63                $102               $144               $274
   Real Estate Securities                              $60                $ 92               $127               $238
   Core Bond                                           $58                $ 86               $117               $219

NOTE: THE MINIMUM INITIAL PURCHASE PAYMENT FOR A FRONT-LOAD CONTRACT IS $10,000.
YOU MUST MULTIPLY THE NUMBERS ABOVE BY 10 TO FIND THE EXPENSES FOR A FRONT-LOAD
CONTRACT OF MINIMUM SIZE.

EXAMPLE

BACK LOAD CONTRACT WITHOUT THE ENHANCED DEATH BENEFIT - You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return, (2) surrender just prior to the end of each time period:


                                                      1 YEAR            3 YEARS          5 YEARS          10 YEARS
                                                      ------            -------          -------          --------

Northwestern Mutual Series Fund, Inc.
------------------------------------
  Small Cap Growth Stock                               $ 81              $124             $151              $253
  T. Rowe Price Small Cap Value                        $ 85              $144             $185              $325
  Aggressive Growth Stock                              $ 80              $122             $147              $245
  International Growth                                 $ 86              $143             $182              $316
  Franklin Templeton International Equity              $ 82              $129             $158              $267
  Index 400 Stock                                      $ 78              $116             $136              $223
  Growth Stock                                         $ 79              $119             $142              $236
  J.P. Morgan Select Growth and Income                 $ 81              $124             $150              $251
    Stock
  Capital Guardian Domestic Equity                     $ 82              $132             $164              $282
  Index 500 Stock                                      $ 77              $113             $130              $212
  Asset Allocation                                     $ 82              $132             $165              $284
   Balanced                                            $ 78              $115             $135              $222
   High Yield Bond                                     $ 80              $122             $147              $246
   Select Bond                                         $ 78              $115             $135              $222
   Money Market                                        $ 78              $115             $135              $222

Russell Insurance Funds
-----------------------
   Multi-Style Equity                                  $ 84              $136             $170              $292
   Aggressive Equity                                   $ 87              $147             $188              $329
   Non-U.S.                                            $ 88              $148             $191              $334
   Real Estate Securities                              $ 85              $138             $174              $299
   Core Bond                                           $ 83              $132             $164              $281

You would pay the following expenses on the same $1,000 investment, assuming no surrender or annuitization:


                                                        1 YEAR            3 YEARS        5 YEARS          10 YEARS
                                                        ------            -------        -------          --------

Northwestern Mutual Series Fund, Inc.
-------------------------------------
  Small Cap Growth Stock                                  $21               $64            $111             $253
  T. Rowe Price Small Cap Value                           $25               $84            $145             $325
  Aggressive Growth Stock                                 $20               $62            $107             $245
  International Growth                                    $26               $83            $142             $316
  Franklin Templeton International Equity                 $22               $69            $118             $267
  Index 400 Stock                                         $18               $56            $ 96             $223
  Growth Stock                                            $19               $59            $102             $236
  J.P. Morgan Select Growth and Income                    $21               $64            $110             $251
    Stock
  Capital Guardian Domestic Equity                        $22               $72            $124             $282
  Index 500 Stock                                         $17               $53            $ 90             $212
  Asset Allocation                                        $22               $72            $125             $284
  Balanced                                                $18               $55            $ 95             $222
   High Yield Bond                                        $20               $62            $107             $246
   Select Bond                                            $18               $55            $ 95             $222
   Money Market                                           $18               $55            $ 95             $222

Russell Insurance Funds
-----------------------
   Multi-Style Equity                                     $24               $76            $130             $292
   Aggressive Equity                                      $27               $87            $148             $329
   Non-U.S.                                               $28               $88            $151             $334
   Real Estate Securities                                 $25               $78            $134             $299
   Core Bond                                              $23               $72            $124             $281

EXAMPLE

FRONT LOAD CONTRACT WITH THE ENHANCED DEATH BENEFIT - You would pay the following expenses on each $1,000 investment, assuming (1) 5% annual return and
(2) election of the enhanced death benefit at maximum charge (issue ages 56-65):

Northwestern Mutual Series Fund, Inc.                 1 YEAR            3 YEARS             5 YEARS           10 YEARS
-------------------------------------                 ------            -------             -------           --------
  Small Cap Growth Stock                               $60                $ 91               $125               $237
  T. Rowe Price Small Cap Value                        $64                $110               $159               $311
  Aggressive Growth Stock                              $59                $ 89               $121               $228
  International Growth                                 $65                $109               $156               $302
  Franklin Templeton International Equity              $61                $ 95               $132               $251
  Index 400 Stock                                      $57                $ 82               $110               $206
  Growth Stock                                         $58                $ 86               $116               $219
  J.P. Morgan Select Growth and Income Stock           $60                $ 90               $124               $235
  Capital Guardian Domestic Equity                     $61                $ 99               $139               $267
  Index 500 Stock                                      $56                $ 79               $105               $195
  Asset Allocation                                     $61                $ 99               $139               $269
  Balanced                                             $57                $ 82               $110               $205
  High Yield Bond                                      $59                $ 89               $121               $229
  Select Bond                                          $57                $ 82               $110               $205
  Money Market                                         $57                $ 82               $110               $205
Russell Insurance Funds
-----------------------

   Multi-Style Equity                                  $63                $102               $144               $276
   Aggressive Equity                                   $66                $113               $162               $315
   Non-U.S.                                            $67                $114               $165               $320
   Real Estate Securities                              $64                $105               $148               $284
   Core Bond                                           $62                $ 99               $138               $265

NOTE: THE MINIMUM INITIAL PURCHASE PAYMENT FOR A FRONT-LOAD CONTRACT IS $10,000. YOU MUST MULTIPLY THE NUMBERS ABOVE BY 10 TO FIND THE EXPENSES FOR A FRONT-LOAD CONTRACT OF MINIMUM SIZE.

EXAMPLE

BACK LOAD CONTRACT WITH THE ENHANCED DEATH BENEFIT - You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return, (2) election of the enhanced death benefit at maximum charge (issue ages 56-65) and (3) surrender just prior to the end of each time period:

                                                      1 YEAR           3 YEARS          5 YEARS          10 YEARS
                                                      ------           -------          -------          --------
Northwestern Mutual Series Fund, Inc.
-------------------------------------
  Small Cap Growth Stock                                $85              $137             $172              $300
  T. Rowe Price Small Cap Value                         $89              $156             $207              $371
  Aggressive Growth Stock                               $84              $135             $168              $292
  International Growth                                  $90              $155             $203              $362
  Franklin Templeton International Equity               $86              $141             $180              $314
  Index 400 Stock                                       $82              $128             $158              $271
  Growth Stock                                          $83              $132             $164              $283
  J.P. Morgan Select Growth and Income                  $85              $137             $171              $298
    Stock
  Capital Guardian Domestic Equity                      $86              $145             $186              $329
  Index 500 Stock                                       $81              $125             $153              $260
  Asset Allocation                                      $86              $145             $187              $330
   Balanced                                             $82              $128             $157              $270
   High Yield Bond                                      $84              $135             $169              $293
   Select Bond                                          $82              $128             $157              $270
   Money Market                                         $82              $128             $157              $270
Russell Insurance Funds
-----------------------
   Multi-Style Equity                                   $88              $148             $191              $338
   Aggressive Equity                                    $91              $159             $210              $374
   Non-U.S.                                             $92              $161             $212              $378
   Real Estate Securities                               $90              $151             $195              $345
   Core Bond                                            $87              $145             $186              $327

You would pay the following expenses on the same $1,000 investment, assuming (1) election of the enhanced death benefit at maximum charge (issue ages 56-65) and
(2) no surrender or annuitization:

                                                        1 YEAR           3 YEARS        5 YEARS          10 YEARS
                                                        ------           -------        -------          --------
Northwestern Mutual Series Fund, Inc.
-------------------------------------
  Small Cap Growth Stock                                  $25              $ 77            $132             $300
  T. Rowe Price Small Cap Value                           $29              $ 96            $167             $371
  Aggressive Growth Stock                                 $24              $ 75            $128             $292
  International Growth                                    $30              $ 95            $163             $362
  Franklin Templeton International Equity                 $26              $ 81            $140             $314
  Index 400 Stock                                         $22              $ 68            $118             $271
  Growth Stock                                            $23              $ 72            $124             $283
  J.P. Morgan Select Growth and Income                    $25              $ 77            $131             $298
    Stock
  Capital Guardian Domestic Equity                        $26              $ 85            $146             $329
  Index 500 Stock                                         $21              $ 65            $113             $260
  Asset Allocation                                        $26              $ 85            $147             $330
   Balanced                                               $22              $ 68            $117             $270
   High Yield Bond                                        $24              $ 75            $129             $293
   Select Bond                                            $22              $ 68            $117             $270
   Money Market                                           $22              $ 68            $117             $270
Russell Insurance Funds
-----------------------
   Multi-Style Equity                                     $28              $ 88            $151             $338
   Aggressive Equity                                      $31              $ 99            $170             $374
   Non-U.S.                                               $32              $101            $172             $378
   Real Estate Securities                                 $30              $ 91            $155             $345
   Core Bond                                              $27              $ 85            $146             $327

The purpose of the table above is to assist a Contract Owner in understanding the expenses paid by the Account and the Portfolios and Funds and borne by investors in the Contracts. The sales load for a Front Load Contract depends on the amount of cumulative purchase payments. For the Back Load Contract the mortality and expense risk charge and the withdrawal charge depend on the length of time funds have been held under the Contract and the amounts held. We guarantee the current mortality and expense risk charges for five years from the date of this prospectus. Thereafter, we reserve the right to increase the mortality and expense risk charges to a maximum annual rate of 0.75% for the Front Load Contract and 1.50% for the Back Load Contract. The table shows the maximum current charges for both the mortality and expense risk charge and the withdrawal charge for the first five years. The expenses for the ten years shown in the table are the maximum expenses if we increase the mortality and expense risk charge after five years. We make no withdrawal charge upon annuitization if you select a variable payment plan, but we may make a withdrawal charge in some circumstances if you select a fixed payment plan. See "Withdrawal Charge", p.
27. The $30 annual Contract fee is reflected as 0.01% for the Front Load Contract and 0.20% for the Back Load Contract based on the annual Contract fees collected divided by the average assets of the Division. The Contracts provide for charges for transfers between the Divisions of the Account and for premium taxes, but we are not currently making such charges. See "Transfers Between Divisions and Payment Plans", p. 23 and "Deductions", p. 26, for additional information about expenses for the Contracts. The expenses shown in the table for the Portfolios and Funds show the annual expenses for each, as a percentage of their average net assets, based on 2001 operations for the Portfolios and their predecessors and the Funds. Expenses for the T. Rowe Price Small Cap Value, International Growth, Capital Guardian Domestic Equity and Asset Allocation Portfolios and for each of the Russell Insurance Funds reflect fee waivers and expense reimbursements that the Portfolios' and Fund's advisers have voluntarily agreed to make for the year 2002. These may be changed in future years without notice. The expenses shown in the table reflect an assumption that the fee waivers and expense reimbursements will continue for the periods shown. Absent the fee waivers and expense reimbursements the expenses would be higher. See the disclosure on page 4.


The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown, subject to the guarantees of the Contracts.

The tables on the following pages present the accumulation unit values for Contracts issued prior to the date of this prospectus. The Contracts issued prior to the date of this prospectus are different in certain material respects from Contracts offered currently. The values shown below for Back Load Contracts issued on or after December 17, 1981 and prior to March 31, 2000 are calculated on the same basis as those for the Class B Accumulation Units for the Back Load Contracts described in this prospectus.

ACCUMULATION UNIT VALUES
CONTRACTS ISSUED ON OR AFTER MARCH 31, 2000

NORTHWESTERN MUTUAL SERIES FUND, INC.

                                         FOR THE YEAR    FOR THE NINE
                                            ENDED        MONTHS ENDED
                                         DEC. 31, 2001   DEC. 31, 2000
                                         -------------   -------------
SMALL CAP GROWTH STOCK DIVISION
  Front Load Version                         $  .904        $  1.00
   Beginning of Period                       $  .866        $  .904
   End of Period
  Back Load Version                          $ 1.945        $ 2.163
   Beginning of Period                       $ 1.848        $ 1.945
   End of Period
  Number of Units
   Outstanding, End of Period                140,476         87,187
   Front Load                                284,235         69,946
   Back Load


T. ROWE PRICE SMALL CAP VALUE DIVISION
  Front Load Version                         $ 1.000           --
   Beginning of Period++                     $ 1.015           --
   End of Period
  Back Load Version                          $ 1.000           --
   Beginning of Period++                     $ 1.012           --
   End of Period
  Number of Units
   Outstanding, End of Period                    0             --
   Front Load                                 26,151           --
   Back Load


AGGRESSIVE GROWTH STOCK DIVISION
  Front Load Version                         $  .902        $  1.00
   Beginning of Period                       $  .719        $  .902
   End of Period
  Back Load Version                          $ 5.671        $ 6.323
   Beginning of Period                       $ 4.487        $ 5.671
   End of Period
  Number of Units
   Outstanding, End of Period                167,945         54,097
   Front Load                                243,477         35,017
   Back Load


INTERNATIONAL GROWTH DIVISION
  Front Load Version
   Beginning of Period++                     $ 1.000           --
   End of Period                             $  .904           --
  Back Load Version
   Beginning of Period++                     $ 1.000           --
   End of Period                             $  .901           --
  Number of Units
   Outstanding, End of Period
   Front Load                                 17,748           --
   Back Load                                  15,242           --


FRANKLIN TEMPLETON INTERNATIONAL EQUITY
 DIVISION
  Front Load Version                         $  .996        $  1.00
   Beginning of Period                       $  .852        $  .996
   End of Period
  Back Load Version                          $ 2.251        $ 2.274
   Beginning of Period                       $ 1.912        $ 2.251
   End of Period
  Number of Units
   Outstanding, End of Period                 93,129         24,076
   Front Load                                145,688         42,413
   Back Load


INDEX 400 STOCK DIVISION
  Front Load Version
   Beginning of Period                       $ 1.036        $  1.00
   End of Period                             $ 1.024        $ 1.036
  Back Load Version
   Beginning of Period                       $ 1.295        $ 1.258
   End of Period                             $ 1.271        $ 1.295
  Number of Units
   Outstanding, End of Period
   Front Load                                163,573        114,473
   Back Load                                 362,161         48,800


GROWTH STOCK DIVISION
  Front Load Version
   Beginning of Period                       $  .917        $  1.00
   End of Period                             $  .783        $  .917
  Back Load Version
   Beginning of Period                       $ 2.902        $ 3.182
   End of Period                             $ 2.458        $ 2.902
  Number of Units
   Outstanding, End of
   Period                                     65,929         30,267
   Front Load                                253,153         63,702
   Back Load


J.P. MORGAN  SELECT GROWTH AND INCOME
 STOCK  DIVISION
  Front Load Version                         $  .887        $  1.00
   Beginning of Period                       $  .814        $  .887
   End of Period
  Back Load Version                          $ 2.323        $ 2.633
   Beginning of Period                       $ 2.116        $ 2.323
   End of Period
  Number of Units
   Outstanding, End of                       138,478         31,529
   Period                                    124,194         15,035
   Front Load
   Back Load


CAPITAL GUARDIAN DOMESTIC EQUITY DIVISION
  Front Load Version                         $ 1.000           --
   Beginning of Period++                     $  .976           --
   End of Period
  Back Load Version                          $ 1.000           --
   Beginning of Period++                     $  .973           --
   End of Period
  Number of Units
   Outstanding, End of                         7,834           --
   Period                                      8,491           --
   Front Load
   Back Load


INDEX 500 STOCK DIVISION
  Front Load Version
   Beginning of Period                       $  .888        $  1.00
   End of Period                             $  .779        $  .888
  Back Load Version
   Beginning of Period                       $4.344         $ 4.916
   End of Period                             $3.780         $ 4.344
  Number of Units
   Outstanding, End of
   Period                                    231,431         24,617
   Front Load                                277,480         54,215
   Back Load


ASSET ALLOCATION DIVISION
  Front Load Version
   Beginning of Period++                     $ 1.000           --
   End of Period                             $  .977           --
  Back Load Version
   Beginning of Period++                     $ 1.000           --
   End of Period                             $  .974           --
  Number of Units
   Outstanding, End of
   Period                                        214           --
   Front Load                                 35,277           --
   Back Load


BALANCED DIVISION
  Front Load Version
   Beginning of Period                       $  .973        $  1.00
   End of Period                             $  .938        $  .973
  Back Load Version
   Beginning of Period                       $ 7.332        $ 7.577
   End of Period                             $ 7.012        $ 7.332
  Number of Units
   Outstanding, End of
   Period                                    819,248         52,519
   Front Load                                142,572         46,538
   Back Load


++ The initial investments in the T. Rowe Price Small Cap Value Division, the International Growth Division, the Capital Guardian Domestic Equity Division, and the Asset Allocation Division were made on July 31, 2001.

ACCUMULATION UNIT VALUES
CONTRACTS ISSUED ON OR AFTER MARCH 31, 2000 (CONTINUED)

NORTHWESTERN MUTUAL SERIES FUND, INC.

                                    FOR THE YEAR      FOR THE NINE
                                        ENDED         MONTHS ENDED
                                    DEC. 31, 2001     DEC. 31, 2000
                                    -------------     -------------
HIGH YIELD BOND DIVISION
  Front Load Version
   Beginning of Period                 $  .963           $  1.00
   End of Period                       $ 1.007           $  .963
  Back Load Version
   Beginning of Period                 $ 1.432           $ 1.495
   End of Period                       $ 1.485           $ 1.432
  Number of Units
   Outstanding, End of Period
   Front Load                           70,173              ---
   Back Load                            52,097             6,687


SELECT BOND DIVISION
  Front Load Version
   Beginning of Period                 $ 1.079           $ 1.000
   End of Period                       $ 1.185           $ 1.079
  Back Load Version
   Beginning of Period                 $ 7.542           $ 7.029
   End of Period                       $ 8.220           $ 7.542
  Number of Units
   Outstanding, End of Period
   Front Load                           96,440               537
   Back Load                            26,054             4,112


MONEY MARKET DIVISION
  Front Load Version
   Beginning of Period                 $ 1.044           $ 1.000
   End of Period                       $ 1.080           $ 1.044
  Back Load Version
   Beginning of Period                 $ 2.649           $ 2.551
   End of Period                       $ 2.718           $ 2.649
  Number of Units
   Outstanding, End of
   Period                                  685               538
   Front Load                          179,930            22,631
   Back Load

RUSSELL INSURANCE FUNDS

                                FOR THE YEAR    FOR THE NINE
                                   ENDED        MONTHS ENDED
                                DEC. 31, 2001   DEC. 31, 2000
                                -------------   -------------
MULTI-STYLE EQUITY DIVISION
Front Load Version
 Beginning of Period              $   .880        $   1.00
 End of Period                    $   .751        $   .880
Back Load Version
 Beginning of Period              $   .925        $  1.056
 End of Period                    $   .783        $   .925
Number of Units
Outstanding, End of Period
 Front Load                         76,893           1,678
 Back Load                         137,024          17,408

AGGRESSIVE EQUITY DIVISION
Front Load Version
 Beginning of Period              $   .930        $   1.00
 End of Period                    $   .904        $   .930
Back Load Version
 Beginning of Period              $  1.079        $  1.166
 End of Period                    $  1.040        $  1.079
Number of Units
Outstanding, End of Period
 Front Load                         47,887          17,481
 Back Load                          64,083          18,584

NON-U.S. DIVISION
Front Load Version
 Beginning of Period              $   .851        $   1.00
 End of Period                    $   .660        $   .851
Back Load Version
 Beginning of Period              $  1.050        $  1.242
 End of Period                    $   .809        $  1.050
Number of Units
Outstanding, End of Period
 Front Load                         92,068          11,781
 Back Load                         113,607          30,216

REAL ESTATE SECURITIES DIVISION
Front Load Version
 Beginning of Period              $  1.241        $  1.000
 End of Period                    $  1.331        $  1.241
Back Load Version
 Beginning of Period              $  1.156        $   .937
 End of Period                    $  1.231        $  1.156
Number of Units
Outstanding, End of Period
 Front Load                         34,590          60,731
 Back Load                          69,117           5,538

CORE BOND DIVISION
Front Load Version
 Beginning of Period              $  1.075        $  1.000
 End of Period                    $  1.149        $  1.075
Back Load Version
 Beginning of Period              $  1.068        $   .999
 End of Period                    $  1.133        $  1.068
Number of Units
Outstanding, End of Period
 Front Load                         37,551             ---
 Back Load                          88,555          12,988

ACCUMULATION UNIT VALUES
CONTRACTS ISSUED ON OR AFTER MARCH 31, 1995 AND PRIOR TO MARCH 31, 2000

NORTHWESTERN MUTUAL SERIES FUND, INC.

                                                                   FOR THE YEARS ENDED DECEMBER 31
                                          ----------------------------------------------------------------------   FOR THE NINE
                                                                                                                   MONTHS ENDED
                                             2001        2000        1999         1998        1997        1996     DEC. 31, 1995
                                             ----        ----        ----         ----        ----        ----     -------------
SMALL CAP GROWTH STOCK DIVISION
  Front Load Version
   Beginning of Period*                   $   1.973   $   1.856   $   1.000         --          --          --            --
   End of Period                          $   1.891   $   1.973   $   1.856         --          --          --            --
  Back Load Version
   Beginning of Period*                   $   1.945   $   1.846   $   1.000         --          --          --            --
   End of Period                          $   1.849   $   1.945   $   1.846         --          --          --            --
  Number of Units
   Outstanding, End of Period
   Front Load                               323,801     321,211     149,996         --          --          --            --
   Back Load                              1,808,968   1,675,122     481,140         --          --          --            --


T. ROWE PRICE SMALL CAP VALUE DIVISION
  Front Load Version
   Beginning of Period++                  $   1.000        --          --           --          --          --            --
   End of Period                          $   1.016        --          --           --          --          --            --
  Back Load Version
   Beginning of Period++                  $   1.000        --          --           --          --          --            --
   End of Period                          $   1.012        --          --           --          --          --            --
  Number of Units
   Outstanding, End of Period
   Front Load                                96,359        --          --           --          --          --            --
   Back Load                                150,722        --          --           --          --          --            --


AGGRESSIVE GROWTH STOCK DIVISION
  Front Load Version
   Beginning of Period                    $   2.815   $   2.662   $   1.859    $   1.735   $   1.530   $   1.305      $  1.000
   End of Period                          $   2.247   $   2.815   $   2.662    $   1.859   $   1.735   $   1.530      $  1.305
  Back Load Version
   Beginning of Period                    $   5.671   $   5.408   $   3.808    $   3.585   $   3.188   $   2.743      $  2.115
   End of Period                          $   4.487   $   5.671   $   5.408    $   3.808   $   3.585   $   3.188      $  2.743
  Number of Units
   Outstanding, End of Period
   Front Load                             1,271,253   1,322,419   1,185,824    1,195,051     832,513     568,732       255,895
   Back Load                              3,733,407   3,831,806   3,585,337    3,703,653   2,962,218   1,734,023       407,729


INTERNATIONAL GROWTH DIVISION
  Front Load Version
   Beginning of Period++                  $   1.000        --          --           --          --          --            --
   End of Period                          $    .904        --          --           --          --          --            --
  Back Load Version
   Beginning of Period++                  $   1.000        --          --           --          --          --            --
   End of Period                          $    .901        --          --           --          --          --            --
  Number of Units
   Outstanding, End of Period
   Front Load                                 7,622        --          --           --          --          --            --
   Back Load                                 31,105        --          --           --          --          --            --


FRANKLIN TEMPLETON INTERNATIONAL EQUITY
  DIVISION
  Front Load Version
   Beginning of Period                    $   1.941   $   1.964   $   1.605    $   1.537   $   1.374   $   1.140      $  1.000
   End of Period                          $   1.663   $   1.941   $   1.964    $   1.605   $   1.537   $   1.374      $  1.140
  Back Load Version
   Beginning of Period                    $   2.251   $   2.298   $   1.893    $   1.829   $   1.649   $    1.38      $  1.218
   End of Period                          $   1.912   $   2.251   $   2.298    $   1.893   $   1.829   $   1.649      $  1.380
  Number of Units
   Outstanding, End of Period
   Front Load                               869,838     950,116     727,940      669,024     575,775     286,469        32,573
   Back Load                              3,193,593   3,242,296   3,063,127    3,028,502   2,488,184   1,281,128       374,986


INDEX 400 STOCK DIVISION
  Front Load Version
   Beginning of Period*                   $   1.314   $   1.125   $   1.000         --          --          --            --
   End of Period                          $   1.300   $   1.314   $   1.125         --          --          --            --
  Back Load Version
   Beginning of Period*                   $   1.295   $   1.119   $   1.000         --          --          --            --
   End of Period                          $   1.271   $   1.295   $   1.119         --          --          --            --
  Number of Units
   Outstanding, End of Period
   Front Load                               252,810     226,675     162,971         --          --          --            --
   Back Load                              1,705,515   1,069,393     388,194         --          --          --            --

* The initial investments in the Small Cap Growth Stock Division and the Index 400 Stock Division were made on April 30, 1999.
++ The initial investments in the T. Rowe Price Small Cap Value Division and the International Growth Division were made on July 31, 2001.

ACCUMULATION UNIT VALUES
CONTRACTS ISSUED ON OR AFTER MARCH 31, 1995 AND PRIOR TO MARCH 31, 2000 (CONTINUED)

NORTHWESTERN MUTUAL SERIES FUND, INC.

                                                                  FOR THE YEARS ENDED DECEMBER 31
                                         ----------------------------------------------------------------------------  FOR THE NINE
                                                                                                                       MONTHS ENDED
                                               2001         2000        1999         1998         1997         1996    DEC. 31, 1995
                                               ----         ----        ----         ----         ----         ----    -------------
GROWTH STOCK DIVISION
  Front Load Version
   Beginning of Period                     $    2.815   $    2.898   $    2.375   $    1.883   $    1.456   $    1.209   $   1.000
   End of Period                           $    2.405   $    2.815   $    2.898   $    2.375   $    1.883   $    1.456   $   1.209
  Back Load Version
   Beginning of Period                     $    2.902   $    3.013   $    2.491   $    1.991   $    1.552   $    1.300   $   1.082
   End of Period                           $    2.458   $    2.902   $    3.013   $    2.491   $    1.991   $    1.552   $   1.300
  Number of Units
   Outstanding, End of Period
   Front Load                                 676,797      688,920      613,097      447,934      422,029      257,158     103,292
   Back Load                                3,785,644    3,697,631    3,381,484    2,761,432    1,870,296      922,390     227,218


J.P. MORGAN SELECT GROWTH AND INCOME
  STOCK DIVISION
  Front Load Version
   Beginning of Period                     $    2.253   $    2.431   $    2.271   $    1.852   $    1.430   $    1.197   $   1.000
   End of Period                           $    2.069   $    2.253   $    2.431   $    2.271   $    1.852   $    1.430   $   1.197
  Back Load Version
   Beginning of Period                     $    2.323   $    2.528   $    2.382   $    1.959   $    1.525   $    1.287   $   1.083
   End of Period                           $    2.116   $    2.323   $    2.528   $    2.382   $    1.959   $    1.525   $   1.287
  Number of Units
   Outstanding, End of Period
   Front Load                                 656,757      721,964      757,434      736,836      540,977      208,323     114,414
   Back Load                                2,909,890    3,046,744    3,306,924    3,046,517    1,940,827    1,215,721     310,321


CAPITAL GUARDIAN DOMESTIC EQUITY DIVISION
  Front Load Version
   Beginning of Period++                   $    1.000         --           --           --           --           --          --
   End of Period                           $     .976         --           --           --           --           --          --
  Back Load Version                        $    1.000
   Beginning of Period++                   $     .973         --           --           --           --           --          --
   End of Period                                              --           --           --           --           --          --
  Number of Units
   Outstanding, End of Period
   Front Load                                   6,557         --           --           --           --           --          --
   Back Load                                   71,346         --           --           --           --           --          --


INDEX 500 STOCK DIVISION
  Front Load Version
   Beginning of Period                     $    2.843   $    3.128   $    2.597   $    2.026   $    1.527   $    1.249   $   1.000
   End of Period                           $    2.495   $    2.843   $    3.128   $    2.597   $    2.026   $    1.527   $   1.249
  Back Load Version
   Beginning of Period                     $    4.344   $    4.820   $    4.037   $    3.175   $    2.414   $    1.991   $   1.604
   End of Period                           $    3.780   $    4.344   $    4.820   $    4.037   $    3.175   $    2.414   $   1.991
  Number of Units
   Outstanding, End of Period
   Front Load                               1,233,599    1,267,405    1,247,611    1,057,935      690,248      454,096     278,235
   Back Load                                5,050,604    5,436,581    5,417,756    4,504,322    3,279,176    1,970,961     471,752


ASSET ALLOCATION DIVISION
  Front Load Version
   Beginning of Period++                   $    1.000         --           --           --           --           --          --
   End of Period                           $     .977         --           --           --           --           --          --
  Back Load Version
   Beginning of Period++                   $    1.000         --           --           --           --           --          --
   End of Period                           $     .974         --           --           --           --           --          --
  Number of Units
   Outstanding, End of Period
   Front Load                                  82,933         --           --           --           --           --          --
   Back Load                                  214,820         --           --           --           --           --          --


BALANCED DIVISION
  Front Load Version
   Beginning of Period                     $    2.106   $    2.118   $    1.912   $    1.615   $    1.334   $    1.181   $   1.000
   End of Period                           $    2.031   $    2.106   $    2.118   $    1.912   $    1.615   $    1.334   $   1.181
  Back Load Version
   Beginning of Period                     $    7.332   $    7.436   $    6.771   $    5.768   $    4.806   $    4.290   $   3.655
   End of Period                           $    7.012   $    7.332   $    7.436   $    6.771   $    5.768   $    4.806   $   4.290
  Number of Units
   Outstanding, End of Period
   Front Load                               1,745,366    1,936,777    1,800,477    1,768,955    1,296,330      786,271     164,302
   Back Load                                2,779,445    2,907,554    2,897,246    2,565,265    2,109,606    1,347,427     372,457

++ The initial investments in the Capital Guardian Domestic Equity Division and the Asset Allocation Division were made on July 31, 2001.

ACCUMULATION UNIT VALUES
CONTRACTS ISSUED ON OR AFTER MARCH 31, 1995 AND PRIOR TO MARCH 31, 2000 (CONTINUED)

NORTHWESTERN MUTUAL SERIES FUND, INC.

                                                       FOR THE YEARS ENDED DECEMBER 31
                                ---------------------------------------------------------------------------  FOR THE NINE
                                                                                                             MONTHS ENDED
                                   2001          2000         1999         1998         1997         1996    DEC. 31, 1995
                                   ----          ----         ----         ----         ----         ----    -------------
HIGH YIELD BOND DIVISION
  Front Load Version
   Beginning of Period          $    1.409   $    1.483   $    1.496   $    1.530   $    1.326   $    1.112   $  1.000
   End of Period                $    1.474   $    1.409   $    1.483   $    1.496   $    1.530   $    1.326   $  1.112
  Back Load Version
   Beginning of Period          $    1.432   $    1.520   $    1.546   $    1.595   $    1.394   $    1.178   $  1.067
   End of Period                $    1.485   $    1.432   $    1.520   $    1.546   $    1.595   $    1.394   $  1.178
  Number of Units
   Outstanding, End of Period
   Front Load                      211,360      278,582      380,690      400,132       95,718       55,625       --
   Back Load                     1,072,933    1,154,997    1,174,446    1,400,604      967,118      572,121    138,470

SELECT BOND DIVISION
  Front Load Version
   Beginning of Period          $    1.461   $    1.331   $    1.350   $    1.266   $    1.161   $    1.129   $  1.000
   End of Period                $    1.606   $    1.461   $    1.331   $    1.350   $    1.266   $    1.161   $  1.129
  Back Load Version
   Beginning of Period          $    7.542   $    6.929   $    7.088   $    6.703   $    6.201   $    6.078   $  5.419
   End of Period                $    8.220   $    7.542   $    6.929   $    7.088   $    6.703   $    6.201   $  6.078
  Number of Units
   Outstanding, End of Period
   Front Load                      300,899      352,753      214,565      159,609       72,941       38,713     26,732
   Back Load                       437,418      353,449      364,139      368,314      271,027      182,907     50,828

MONEY MARKET DIVISION
  Front Load Version
   Beginning of Period          $    1.333   $    1.259   $    1.203   $    1.146   $    1.091   $    1.040   $  1.000
   End of Period                $    1.380   $    1.333   $    1.259   $    1.203   $    1.146   $    1.091   $  1.040
  Back Load Version
   Beginning of Period          $    2.649   $    2.523   $    2.431   $    2.335   $    2.241   $    2.156   $  2.086
   End of Period                $    2.718   $    2.649   $    2.523   $    2.431   $    2.335   $    2.241   $  2.156
  Number of Units
   Outstanding, End of Period
   Front Load                    2,064,209    1,852,761    1,980,615    1,564,597    1,439,686    1,843,605    327,441
   Back Load                     1,759,212    1,397,046    1,892,502    1,515,128    1,081,227    1,123,081    379,473

RUSSELL INSURANCE FUNDS

                                                                     FOR THE EIGHT
                                                                     MONTHS ENDED
                                FOR THE YEARS ENDED DECEMBER 31      DEC. 31, 1999
                                -----------------------------------  -------------

                                       2001             2000
                                       ----             ----
MULTI-STYLE EQUITY DIVISION
Front Load Version
 Beginning of Period*             $         .938   $        1.073   $        1.000
 End of Period                    $         .801   $         .938   $        1.073
Back Load Version
 Beginning of Period*             $         .925   $        1.067   $        1.000
 End of Period                    $         .783   $         .925   $        1.067
Number of Units
Outstanding, End of Period
 Front Load                              609,184          653,396          321,514
 Back Load                             1,504,874        1,250,824          535,268

AGGRESSIVE EQUITY DIVISION
Front Load Version
 Beginning of Period*             $        1.094   $        1.106   $        1.000
 End of Period                    $        1.064   $        1.094   $        1.106
Back Load Version
 Beginning of Period*             $        1.079   $        1.100   $        1.000
 End of Period                    $        1.040   $        1.079   $        1.100
Number of Units
Outstanding, End of Period
 Front Load                              278,349          205,450           87,678
 Back Load                               684,944          558,206          182,385


NON-U.S. DIVISION
Front Load Version
 Beginning of Period*             $        1.065   $        1.250   $        1.000
 End of Period                    $         .827   $        1.065   $        1.250
Back Load Version
 Beginning of Period*             $        1.050   $        1.243   $        1.000
 End of Period                    $         .809   $        1.050   $        1.243
Number of Units
Outstanding, End of Period
 Front Load                              253,873          239,460           81,105
 Back Load                               820,128          734,746          205,407


REAL ESTATE SECURITIES DIVISION
Front Load Version
 Beginning of Period              $        1.172   $         .925   $        1.000
 End of Period                    $        1.259   $        1.172   $         .925
Back Load Version
 Beginning of Period              $        1.156   $         .920   $        1.000
 End of Period                    $        1.231   $        1.156   $         .920
Number of Units
Outstanding, End of Period
 Front Load                               96,859           73,595           19,288
 Back Load                               394,800          324,453           88,176

CORE BOND DIVISION
Front Load Version
 Beginning of Period              $        1.083   $         .983   $        1.000
 End of Period                    $        1.159   $        1.083   $         .983
Back Load Version
 Beginning of Period              $        1.068   $         .983   $        1.000
 End of Period                    $        1.133   $        1.068   $         .983
Number of Units
Outstanding, End of Period
 Front Load                               20,992           35,410           26,817
 Back Load                               366,778          310,796           93,910

*The initial investment was made on April 30, 1999.

ACCUMULATION UNIT VALUES
CONTRACTS ISSUED AFTER DECEMBER 16, 1981 AND PRIOR TO MARCH 31, 1995

NORTHWESTERN MUTUAL SERIES FUND, INC.

                                                               FOR THE YEARS ENDED DECEMBER 31
                                   ----------------------------------------------------------------------------------------

                                         2001               2000             1999             1998            1997
                                         ----               ----             ----             ----            ----
SMALL CAP GROWTH STOCK DIVISION
  Beginning of Period#             $         1.945   $         1.846   $         1.000              --                --
  End of Period                    $         1.848   $         1.945   $         1.846              --                --
Number of Units
  Outstanding, End of Period             5,700,137         5,885,472         1,898,627              --                --


T. ROWE PRICE SMALL CAP VALUE
 DIVISION
  Beginning of Period++            $         1.000              --                --                --                --
  End of Period                    $         1.012              --                --                --                --
Number of Units
  Outstanding, End of Period               292,730              --                --                --                --


AGGRESSIVE GROWTH STOCK DIVISION
  Beginning of Period              $         5.671   $         5.408   $         3.808   $         3.585   $         3.188
  End of Period                    $         4.487   $         5.671   $         5.408   $         3.808   $         3.585
Number of Units
  Outstanding, End of Period            12,273,215        13,812,637        14,666,263        18,213,135        20,861,309


INTERNATIONAL GROWTH DIVISION
  Beginning of Period++            $         1.000              --                --                --                --
  End of Period                    $          .901              --                --                --                --
Number of Units
  Outstanding, End of Period                90,942              --                --                --                --


FRANKLIN TEMPLETON INTERNATIONAL
 EQUITY DIVISION
  Beginning of Period*             $         2.251   $         2.298   $         1.893   $         1.829   $         1.649
  End of Period                    $         1.912   $         2.251   $         2.298   $         1.893   $         1.829
Number of Units
  Outstanding, End of Period            11,504,361        13,283,821        15,307,814        19,261,448        22,910,908


INDEX 400 STOCK DIVISION
  Beginning of Period#             $         1.295   $         1.119   $         1.000              --                --
  End of Period                    $         1.271   $         1.295   $         1.119              --                --
Number of Units
  Outstanding, End of Period             4,224,763         3,499,606         1,241,398              --                --


GROWTH STOCK DIVISION
  Beginning of Period+
  End of Period                    $         2.902   $         3.013   $         2.491   $         1.991   $         1.552
Number of Units                    $         2.458   $         2.902   $         3.013   $         2.491   $         1.991
  Outstanding, End of Period             8,243,061         8,296,584         8,576,102         7,215,894         6,045,075


J.P. MORGAN SELECT GROWTH AND
 INCOME STOCK DIVISION
  Beginning of Period+             $         2.323   $         2.528   $         2.382   $         1.959   $         1.525
  End of Period                    $         2.116   $         2.323   $         2.528   $         2.382   $         1.959
Number of Units
  Outstanding, End of Period             6,685,128         6,946,403         9,502,862        10,866,893         8,963,724


CAPITAL GUARDIAN DOMESTIC
 EQUITY DIVISION
  Beginning of Period++            $         1.000              --                --                --                --
  End of Period                    $          .973              --                --                --                --
Number of Units
  Outstanding, End of Period               193,492              --                --                --                --


INDEX 500 STOCK DIVISION
  Beginning of Period              $         4.344   $         4.820   $         4.037   $         3.175   $         2.414
  End of Period                    $         3.780   $         4.344   $         4.820   $         4.037   $         3.175
Number of Units
  Outstanding, End of Period            15,617,447        17,587,215        20,900,522        21,467,931        21,531,879


ASSET ALLOCATION DIVISION
  Beginning of Period++            $         1.000              --                --                --                --
  End of Period                    $          .974              --                --                --                --
Number of Units
  Outstanding, End of Period               476,776              --                --                --                --
                                                                FOR THE YEARS ENDED DECEMBER 31
                                   ----------------------------------------------------------------------------------------
                                         1996               1995             1994             1993            1992
                                         ----               ----             ----             ----            ----
SMALL CAP GROWTH STOCK DIVISION
  Beginning of Period#                        --                --                --                --                --
  End of Period                               --                --                --                --                --
Number of Units
  Outstanding, End of Period                  --                --                --                --                --


T. ROWE PRICE SMALL CAP VALUE
 DIVISION
  Beginning of Period++                       --                --                --                --                --
  End of Period                               --                --                --                --                --
Number of Units
  Outstanding, End of Period                  --                --                --                --                --


AGGRESSIVE GROWTH STOCK DIVISION
  Beginning of Period              $         2.743   $         1.994   $         1.915   $         1.628   $         1.556
  End of Period                    $         3.188   $         2.743   $         1.994   $         1.915   $         1.628
Number of Units
  Outstanding, End of Period            21,479,837        19,083,707        17,290,856        11,319,698         7,939,571


INTERNATIONAL GROWTH DIVISION
  Beginning of Period++                       --                --                --                --                --
  End of Period                               --                --                --                --                --
Number of Units
  Outstanding, End of Period                  --                --                --                --                --


FRANKLIN TEMPLETON INTERNATIONAL
 EQUITY DIVISION
  Beginning of Period*             $         1.380   $         1.220   $         1.236   $         1.000              --
  End of Period                    $         1.649   $         1.380   $         1.220   $         1.236              --
Number of Units
  Outstanding, End of Period            22,132,206        21,338,267        21,538,113         8,548,091              --


INDEX 400 STOCK DIVISION
  Beginning of Period#                        --                --                --                --                --
  End of Period                               --                --                --                --                --
Number of Units
  Outstanding, End of Period                  --                --                --                --                --


GROWTH STOCK DIVISION
  Beginning of Period+             $         1.300   $         1.006   $         1.000              --                --
  End of Period                    $         1.552   $         1.300   $         1.006              --                --
Number of Units
  Outstanding, End of Period             4,845,965         2,970,905         1,311,686              --                --


J.P. MORGAN SELECT GROWTH AND
 INCOME STOCK DIVISION
  Beginning of Period+             $         1.287   $         0.994   $         1.000              --                --
  End of Period                    $         1.525   $         1.287   $         0.994              --                --
Number of Units
  Outstanding, End of Period             7,054,484         5,605,215         3,129,287              --                --


CAPITAL GUARDIAN DOMESTIC
 EQUITY DIVISION
  Beginning of Period++                       --                --                --                --                --
  End of Period                               --                --                --                --                --
Number of Units
  Outstanding, End of Period                  --                --                --                --                --


INDEX 500 STOCK DIVISION
  Beginning of Period              $         1.991   $         1.469   $         1.470   $         1.356   $         1.280
  End of Period                    $         2.414   $         1.991   $         1.469   $         1.470   $         1.356
Number of Units
  Outstanding, End of Period            20,092,060        18,961,291        17,624,809        16,051,619         4,774,008


ASSET ALLOCATION DIVISION
  Beginning of Period++                       --                --                --                --                --
  End of Period                               --                --                --                --                --
Number of Units
  Outstanding, End of Period                  --                --                --                --                --

# The initial investments in the Small Cap Growth Stock Division and the Index 400 Stock Division were made on April 30, 1999.
* The initial investment in the Franklin Templeton International Equity Division was made on April 30, 1993.
+ The initial investments in the Growth Stock Division and the J.P. Morgan Select Growth and Income Stock Division were made on May 3, 1994.
++ The initial investments in the T. Rowe Price Small Cap Value Division, the International Growth Division, the Capital Guardian Domestic Equity Division, and the Asset Allocation Division were made on July 31, 2001.

ACCUMULATION UNIT VALUES
CONTRACTS ISSUED AFTER DECEMBER 16, 1981 AND PRIOR TO MARCH 31, 1995 (CONTINUED)

NORTHWESTERN MUTUAL SERIES FUND, INC.

                                                          FOR THE YEARS ENDED DECEMBER 31
                              ------------------------------------------------------------------------------------------

                                    2001              2000              1999              1998              1997
                                    ----              ----              ----              ----              ----
BALANCED DIVISION
  Beginning of Period          $         7.332   $         7.436   $         6.771   $         5.768   $         4.806
  End of Period                $         7.012   $         7.332   $         7.436   $         6.771   $         5.768
Number of Units
  Outstanding, End of Period        26,333,221        29,328,998        35,440,432        40,487,926        44,638,127


HIGH YIELD BOND DIVISION
  Beginning of Period+         $         1.432   $         1.520   $         1.546   $         1.595   $         1.394
  End of Period                $         1.485   $         1.432   $         1.520   $         1.546   $         1.595
Number of Units
  Outstanding, End of Period         1,881,347         2,029,262         2,904,325         3,974,656         3,770,055


SELECT BOND DIVISION
  Beginning of Period          $         7.542   $         6.929   $         7.088   $         6.703   $         6.201
  End of Period                $         8.220   $         7.542   $         6.929   $         7.088   $         6.703
Number of Units
  Outstanding, End of Period         1,651,248         1,634,871         1,914,749         2,171,879         2,252,704


MONEY MARKET DIVISION
  Beginning of Period          $         2.649   $         2.523   $         2.431   $         2.335   $         2.241
  End of Period                $         2.718   $         2.649   $         2.523   $         2.431   $         2.335
Number of Units
  Outstanding, End of Period         6,009,918         6,248,637         7,329,873         6,699,739         6,270,333


                                                          FOR THE YEARS ENDED DECEMBER 31
                              ------------------------------------------------------------------------------------------

                                    1996              1995              1994              1993              1992
                                    ----              ----              ----              ----              ----
BALANCED DIVISION
  Beginning of Period          $         4.290   $         3.436   $         3.480   $         3.216   $         3.092
  End of Period                $         4.806   $         4.290   $         3.436   $         3.480   $         3.216
Number of Units
  Outstanding, End of Period        48,457,793        52,575,295        59,200,252        63,940,609        62,756,051


HIGH YIELD BOND DIVISION
  Beginning of Period+         $         1.178   $         1.022   $         1.000              --                --
  End of Period                $         1.394   $         1.178   $         1.022              --                --
Number of Units
  Outstanding, End of Period         2,456,295         1,609,770         1,215,989              --                --


SELECT BOND DIVISION
  Beginning of Period          $         6.078   $         5.167   $         5.384   $         4.941   $         4.677
  End of Period                $         6.201   $         6.078   $         5.167   $         5.384   $         4.941
Number of Units
  Outstanding, End of Period         2,691,481         2,778,441         2,923,557         2,937,137         2,667,880


MONEY MARKET DIVISION
  Beginning of Period          $         2.156   $         2.063   $         2.007   $         1.976   $         1.936
  End of Period                $         2.241   $         2.156   $         2.063   $         2.007   $         1.976
Number of Units
  Outstanding, End of Period         7,029,739         7,896,022         8,608,326         7,614,186         8,478,941

+    The initial investment in the High Yield Bond Division was made on May 3,
     1994.

RUSSELL INSURANCE FUNDS

                                                                     FOR THE EIGHT
                                                                     MONTHS ENDED
                                 FOR THE YEARS ENDED DECEMBER 31     DEC. 31, 1999
                                 ----------------------------------  -------------

                                        2001             2000
                                        ----             ----
MULTI-STYLE EQUITY DIVISION
  Beginning of Period*            $         .925   $        1.067   $        1.000
  End of Period                   $         .783   $         .925   $        1.067
Number of Units
  Outstanding, End of Period           2,727,184        2,365,883        1,475,825

AGGRESSIVE EQUITY DIVISION
  Beginning of Period*            $        1.079   $        1.100   $        1.000
  End of Period                   $        1.040   $        1.079   $        1.100
Number of Units
  Outstanding, End of Period           1,623,364        1,455,003          760,721

NON-U.S. DIVISION
  Beginning of Period*            $        1.050   $        1.243   $        1.000
  End of Period                   $         .809   $        1.050   $        1.243
Number of Units
  Outstanding, End of Period           2,184,344        2,019,287          813,542


REAL ESTATE SECURITIES DIVISION
  Beginning of Period*            $        1.156   $         .920   $        1.000
  End of Period                   $        1.231   $        1.156   $         .920
Number of Units
  Outstanding, End of Period             812,052          652,555          248,726

CORE BOND DIVISION
  Beginning of Period*            $        1.068   $         .983   $        1.000
  End of Period                   $        1.323   $        1.068   $         .983
Number of Units
  Outstanding, End of Period             792,991          728,086          580,967


*The initial investment was made on April 30, 1999.

ACCUMULATION UNIT VALUES
CONTRACTS ISSUED PRIOR TO DECEMBER 17, 1981
NORTHWESTERN MUTUAL SERIES FUND, INC.

                                                             FOR THE YEARS ENDED DECEMBER 31
                                   -----------------------------------------------------------------------------------

                                         2001            2000            1999             1998             1997
                                         ----            ----            ----             ----             ----
SMALL CAP GROWTH STOCK DIVISION
  Beginning of Period#             $         1.961  $         1.852  $         1.000             --               --
  End of Period                    $         1.873  $         1.961  $         1.852             --               --
Number of Units
  Outstanding, End of Period               242,514          261,141           95,329             --               --


T. ROWE PRICE SMALL CAP VALUE
  DIVISION
  Beginning of Period++            $         1.000             --               --               --               --
  End of Period                    $         1.014             --               --               --               --
Number of Units
  Outstanding, End of Period                11,128             --               --               --               --


AGGRESSIVE GROWTH STOCK DIVISION
  Beginning of Period              $         5.963  $         5.658  $         3.965  $         3.714  $         3.286
  End of Period                    $         4.742  $         5.963  $         5.658  $         3.965  $         3.714
Number of Units
  Outstanding, End of Period               304,541          388,193          370,788          479,410          640,838


INTERNATIONAL GROWTH DIVISION
  Beginning of Period++            $         1.000             --               --               --               --
  End of Period                    $          .903             --               --               --               --
Number of Units
  Outstanding, End of Period                11,010             --               --               --               --


FRANKLIN TEMPLETON INTERNATIONAL
  EQUITY DIVISION
  Beginning of Period*             $         2.339  $         2.376  $         1.947  $         1.872  $         1.680
  End of Period                    $         1.997  $         2.339  $         2.376  $         1.947  $         1.872
Number of Units
  Outstanding, End of Period               340,359          375,718          630,123          647,767        1,297,660


INDEX 400 STOCK DIVISION
  Beginning of Period#             $         1.306  $         1.123  $         1.000             --               --
  End of Period                    $         1.288  $         1.306  $         1.123             --               --
Number of Units
  Outstanding, End of Period               334,892          288,383          167,651             --               --


GROWTH STOCK DIVISION
  Beginning of Period+             $         3.000  $         3.100  $         2.549  $         2.027  $         1.573
  End of Period                    $         2.554  $         3.000  $         3.100  $         2.549  $         2.027
Number of Units
  Outstanding, End of Period               311,084          334,831          372,659          247,491          327,731


J.P. MORGAN SELECT GROWTH AND
 INCOME STOCK DIVISION
  Beginning of Period+             $         2.402  $         2.601  $         2.438  $         1.995  $         1.546
  End of Period                    $         2.198  $         2.402  $         2.601  $         2.438  $         1.995
Number of Units
  Outstanding, End of Period               181,811          180,854          254,027          310,014          348,188


CAPITAL GUARDIAN DOMESTIC EQUITY
 DIVISION
  Beginning of Period++            $         1.000             --               --               --               --
  End of Period                    $          .975             --               --               --               --
Number of Units
  Outstanding, End of Period                11,255             --               --               --               --


INDEX 500 STOCK DIVISION
  Beginning of Period              $         4.568  $         5.043  $         4.202  $         3.289  $         2.488
  End of Period                    $         3.995  $         4.568  $         5.043  $         4.202  $         3.289
Number of Units
  Outstanding, End of Period             4,934,298        5,706,738        6,687,760        7,343,357        8,175,537


ASSET ALLOCATION DIVISION
  Beginning of Period++            $         1.000             --               --               --               --
  End of Period                    $          .976             --               --               --               --
Number of Units
  Outstanding, End of Period                11,085             --               --               --               --


                                         1996             1995               1994                1993             1992
                                         ----             ----               ----                ----             ----
SMALL CAP GROWTH STOCK DIVISION
  Beginning of Period#                          --               --                --                --                --
  End of Period                                 --               --                --                --                --
Number of Units
  Outstanding, End of Period                    --               --                --                --                --


T. ROWE PRICE SMALL CAP VALUE
  DIVISION
  Beginning of Period++                         --               --                --                --                --
  End of Period                                 --               --                --                --                --
Number of Units
  Outstanding, End of Period                    --               --                --                --                --


AGGRESSIVE GROWTH STOCK DIVISION
  Beginning of Period                $         2.813  $         2.035   $         1.945   $         1.645   $         1.564
  End of Period                      $         3.286  $         2.813   $         2.035   $         1.945   $         1.645
Number of Units
  Outstanding, End of Period                 890,850          861,229           805,409           602,390           459,581


INTERNATIONAL GROWTH DIVISION
  Beginning of Period++                         --               --                --                --                --
  End of Period                                 --               --                --                --                --
Number of Units
  Outstanding, End of Period                    --               --                --                --                --


FRANKLIN TEMPLETON INTERNATIONAL
  EQUITY DIVISION
  Beginning of Period*               $         1.398  $         1.230   $         1.240   $         1.000              --
  End of Period                      $         1.680  $         1.398   $         1.230   $         1.240              --
Number of Units
  Outstanding, End of Period               1,332,812        1,166,796         1,529,309           912,421              --


INDEX 400 STOCK DIVISION
  Beginning of Period#                          --               --                --                --                --
  End of Period                                 --               --                --                --                --
Number of Units
  Outstanding, End of Period                    --               --                --                --                --


GROWTH STOCK DIVISION
  Beginning of Period+               $         1.311  $         1.009              --                --                --
  End of Period                      $         1.573  $         1.311              --                --                --
Number of Units
  Outstanding, End of Period                 118,168            1,782              --                --                --


J.P. MORGAN SELECT GROWTH AND
 INCOME STOCK DIVISION
  Beginning of Period+               $         1.298  $         0.997              --                --                --
  End of Period                      $         1.546  $         1.298              --                --                --
Number of Units
  Outstanding, End of Period                  69,566            9,498              --                --                --


CAPITAL GUARDIAN DOMESTIC EQUITY
 DIVISION
  Beginning of Period++                         --               --                --                --                --
  End of Period                                 --               --                --                --                --
Number of Units
  Outstanding, End of Period                    --               --                --                --                --


INDEX 500 STOCK DIVISION
  Beginning of Period                $         2.042  $         1.499   $         1.492   $         1.370   $         1.287
  End of Period                      $         2.488  $         2.042   $         1.499   $         1.492   $         1.370
Number of Units
  Outstanding, End of Period               9,600,286       10,111,615        10,735,943        12,320,684           242,871


ASSET ALLOCATION DIVISION
  Beginning of Period++                         --               --                --                --                --
  End of Period                                 --               --                --                --                --
Number of Units
  Outstanding, End of Period                    --               --                --                --                --



# The initial investments in the Small Cap Growth Stock Division and the Index 400 Stock Division were made on April 30, 1999. * The initial investment in the Franklin Templeton International Equity Division was made on April 30, 1993.
+ The initial investments in the Growth Stock Division and the J.P. Morgan Select Growth and Income Stock Division were made on May 3, 1994.
++ The initial investments in the T. Rowe Price Small Cap Value Division, the International Growth Division, the Capital Guardian Domestic Equity Division, and the Asset Allocation Division were made on July 31, 2001.

ACCUMULATION UNIT VALUES

NORTHWESTERN MUTUAL SERIES FUND, INC.

                                                             FOR THE YEARS ENDED DECEMBER 31
                               ----------------------------------------------------------------------------------------

                                      2001              2000             1999             1998              1997
                                      ----              ----             ----             ----              ----
BALANCED DIVISION
  Beginning of Period          $         8.063   $         8.137   $         7.372   $         6.248   $         5.180
  End of Period                $         7.750   $         8.063   $         8.137   $         7.372   $         6.248
Number of Units
  Outstanding, End of Period         1,565,742         2,213,090         2,738,126         3,013,626         3,845,538

HIGH YIELD BOND DIVISION
  Beginning of Period+         $         1.480   $         1.563   $         1.582   $         1.624   $         1.412
  End of Period                $         1.543   $         1.480   $         1.563   $         1.582   $         1.624
Number of Units
  Outstanding, End of Period            73,766            80,510            77,269           183,181           600,752

SELECT BOND DIVISION
  Beginning of Period          $         8.295   $         7.583   $         7.719   $         7.263   $         6.685
  End of Period                $         9.086   $         8.295   $         7.583   $         7.719   $         7.263
Number of Units
  Outstanding, End of Period           514,551           495,713           715,024           899,839         1,012,083

MONEY MARKET DIVISION
  Beginning of Period          $         2.913   $         2.761   $         2.646   $         2.529   $         2.416
  End of Period                $         3.004   $         2.913   $         2.761   $         2.646   $         2.529
Number of Units
  Outstanding, End of Period           765,876           732,845           898,198         1,723,332           893,452


                                                             FOR THE YEARS ENDED DECEMBER 31
                               ----------------------------------------------------------------------------------------

                                        1996              1995             1994              1993               1992
                                        ----              ----             ----              ----               ----
BALANCED DIVISION
  Beginning of Period          $         4.601   $         3.667   $         3.695   $         3.398   $         3.250
  End of Period                $         5.180   $         4.601   $         3.667   $         3.695   $         3.398
Number of Units
  Outstanding, End of Period          4,743,81       2 5,651,599         6,525,821         7,060,303         8,324,438

HIGH YIELD BOND DIVISION
  Beginning of Period+         $         1.188   $         1.025              --                --                --
  End of Period                $         1.412   $         1.188              --                --                --
Number of Units
  Outstanding, End of Period           428,588              --                --                --                --

SELECT BOND DIVISION
  Beginning of Period          $         6.520   $         5.515   $         5.719   $         5.222   $         4.918
  End of Period                $         6.685   $         6.520   $         5.515   $         5.719   $         5.222
Number of Units
  Outstanding, End of Period         1,215,131          1,172,42       0 1,266,751         1,389,667         1,411,347

MONEY MARKET DIVISION
  Beginning of Period          $         2.312   $         2.201   $         2.131   $         2.088   $         2.035
  End of Period                $         2.416   $         2.312   $         2.201   $         2.131   $         2.088
Number of Units
  Outstanding, End of Period         1,103,625         1,264,988         1,020,911           788,050         1,231,018

+    The initial investment in the High Yield Bond Division was made on May 3,
     1994.


RUSSELL INSURANCE FUNDS

                                                                                 FOR THE EIGHT
                                                                                  MONTHS ENDED
                                          FOR THE YEARS ENDED DECEMBER 31        DEC. 31, 1999
                                          -------------------------------        -------------

                                               2001                2000
                                               ----                ----
MULTI-STYLE EQUITY DIVISION
  Beginning of Period*                     $      .932       $     1.071       $     1.000
  End of Period                            $      .794       $      .932       $     1.071
Number of Units
  Outstanding, End of Period                    26,629            60,062             7,554

AGGRESSIVE EQUITY DIVISION
  Beginning of Period* $1.088              $     1.104       $     1.000
  End of Period                            $     1.054       $     1.088       $     1.104
Number of Units
  Outstanding, End of Period                    63,919            58,734             7,374

NON-U.S. DIVISION
  Beginning of Period* $1.059              $     1.247       $     1.000
  End of Period                            $      .820       $     1.059       $     1.247
Number of Units
  Outstanding, End of Period                    51,723            51,562            12,237

REAL ESTATE SECURITIES DIVISION
  Beginning of Period*                     $     1.165       $      .923       $     1.000
  End of Period                            $     1.247       $     1.165       $      .923
Number of Units
  Outstanding, End of Period                    22,565            25,461             4,656

CORE BOND DIVISION
  Beginning of Period*                     $     1.077       $      .986       $     1.000
  End of Period                            $     1.148       $     1.077       $      .986
Number of Units
  Outstanding, End of Period                    16,601            22,616             2,618


*    The initial investment was made on April 30, 1999.

THE COMPANY


The Northwestern Mutual Life Insurance Company was organized by a special act of the Wisconsin Legislature in 1857. It is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. The total assets of Northwestern Mutual exceed $98 billion. Northwestern Mutual sells life and disability income insurance policies and annuity contracts through its own field force of approximately 6,000 full time producing agents. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.


"We" in this prospectus means Northwestern Mutual.

NML VARIABLE ANNUITY ACCOUNT A

We established the Account on February 14, 1968 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law.

The Account has twenty Divisions. The money you invest to provide variable benefits under your Contract is placed in one or more of the Divisions as you direct.

Under Wisconsin law, the investment operations of the Account are kept separate from our other operations. The values for your Contract will not be affected by income, gains or losses for the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Account for your Contract will determine the value of your Contract benefits and will not affect the rest of our business. The assets in the Account are reserved for you and other Contract owners, although the assets belong to us and we do not hold the assets as a trustee. We and our creditors cannot reach those assets to satisfy other obligations until our obligations under your Contract have been satisfied. But all of our assets (except those we hold in some other separate accounts) are available to satisfy our obligations under your Contract.

The Account is not registered as an investment company under the Investment Company Act of 1940.

THE FUNDS

Northwestern Mutual Series Fund, Inc. is a mutual fund of the series type registered under the Investment Company Act of 1940 as an open-end diversified management investment company. The Account buys shares of each Portfolio at their net asset value without any sales charge.


The investment adviser for the Fund is Mason Street Advisors, LLC ("MSA"), our wholly-owned company. The investment advisory agreements for the respective Portfolios provide that MSA will provide services and bear certain expenses of the Fund. For providing investment advisory and other services and bearing Fund expenses, the Fund pays MSA a fee at an annual rate which ranges from .20% of the aggregate average daily net assets of the Index 500 Stock Portfolio to a maximum of .85% for the T. Rowe Price Small Cap Value Portfolio. Other expenses borne by the Portfolios range from .00% for the Aggressive Growth Stock, Select Bond, Money Market and Balanced Portfolios to .51% for the T. Rowe Price Small Cap Value Portfolio. We provide the people and facilities MSA uses in performing its investment advisory functions and we are a party to the investment advisory agreement. MSA has retained J.P. Morgan Investment Management, Inc., Templeton Investment Counsel, LLC, Capital Guardian Trust Company and T. Rowe Price Associates, Inc. under investment sub-advisory agreements to provide investment advice to the J.P. Morgan Select Growth and Income Stock Portfolio, the Franklin Templeton International Equity Portfolio, the Capital Guardian Domestic Equity Portfolio and the T. Rowe Price Small Cap Value Portfolio.


The investment objectives and types of investments for each of the fifteen Portfolios of the Fund are set forth below. There can be no assurance that the Portfolios will realize their objectives.

SMALL CAP GROWTH STOCK PORTFOLIO. The investment objective of the Small Cap Growth Stock Portfolio is long-term growth of capital. The Portfolio will seek to achieve this objective primarily by investing in the common stocks of companies which can reasonably be expected to increase sales and earnings at a pace which will exceed the growth rate of the U.S. economy over an extended period.

T. ROWE PRICE SMALL CAP VALUE PORTFOLIO. The investment objective of the T. Rowe Price Small Cap Value Portfolio is long-term growth of capital. The Portfolio seeks to achieve this objective by investing primarily in small companies whose common stocks are believed to be undervalued.

AGGRESSIVE GROWTH STOCK PORTFOLIO. The investment objective of the Aggressive Growth Stock Portfolio is to achieve long-term appreciation of capital primarily by investing in the common stocks of companies which can reasonably be expected to increase their sales and earnings at a pace which will exceed the growth rate of the nation's economy over an extended period.

INTERNATIONAL GROWTH PORTFOLIO. The investment objective of the International Growth Portfolio is long-term capital appreciation. Normally, the Portfolio invests at least 80% of its assets in non-U.S. securities. In addition to common stocks, the Portfolio may invest in preferred stocks, convertible bonds, warrants and money market instruments.

FRANKLIN TEMPLETON INTERNATIONAL EQUITY PORTFOLIO. The investment objective of the Franklin Templeton International Equity Portfolio is long-term capital growth. It pursues its objective through a flexible policy of investing in stocks and debt securities of companies and governments outside the United States.

INDEX 400 STOCK PORTFOLIO. The investment objective of the Index 400 Stock Portfolio is to achieve investment results that approximate the performance of the Standard & Poor's MidCap 400 Index ("S&P 400 Index"). The Portfolio will attempt to meet this objective by investing in stocks included in the S&P 400 Index.

GROWTH STOCK PORTFOLIO. The investment objective of the Growth Stock Portfolio is long-term growth of capital; current income is secondary. The Portfolio will seek to achieve this objective by selecting investments in companies which have above average earnings growth potential.

J.P. MORGAN SELECT GROWTH AND INCOME STOCK PORTFOLIO. The investment objective of the J.P. Morgan Select Growth and Income Stock Portfolio is long-term growth of capital and income. Ordinarily the Portfolio pursues its investment objectives by investing primarily in dividend-paying common stock.

CAPITAL GUARDIAN DOMESTIC EQUITY PORTFOLIO. The investment objective of the Capital Guardian Domestic Equity Portfolio is long-term growth of capital and income. The Portfolio seeks to achieve this objective by investing primarily in the stocks of larger American companies.

INDEX 500 STOCK PORTFOLIO. The investment objective of the Index 500 Stock Portfolio is to achieve investment results that approximate the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The Portfolio will attempt to meet this objective by investing in stocks included in the S&P 500 Index. Stocks are generally more volatile than debt securities and involve greater investment risks.

ASSET ALLOCATION PORTFOLIO. The investment objective of the Asset Allocation Portfolio is to realize as high a level of total return, including current income and capital appreciation, as is consistent with reasonable investment risk. The Portfolio will follow a flexible policy for allocating assets among common stocks, bonds and cash. Stocks may include foreign stocks and bonds may include non-investment grade obligations.

BALANCED PORTFOLIO. The investment objective of the Balanced Portfolio is to realize as high a level of long-term total rate of return as is consistent with prudent investment risk. The Balanced Portfolio will invest in common stocks and other equity securities, bonds and money market instruments. Investment in the Balanced Portfolio necessarily involves the risks inherent in stocks and debt securities of varying maturities, including the risk that the Portfolio may invest too much or too little of its assets in each type of security at any particular time.

HIGH YIELD BOND PORTFOLIO. The investment objective of the High Yield Bond Portfolio is to achieve high current income and capital appreciation by investing primarily in fixed income securities that are rated below investment grade by the major rating agencies.

SELECT BOND PORTFOLIO. The primary investment objective of the Select Bond Portfolio is to provide as high a level of long-term total rate of return as is consistent with prudent investment risk. A secondary objective is to seek preservation of shareholders' capital. The Select Bond Portfolio will invest primarily in debt securities. The value of debt securities will tend to rise and fall inversely with the rise and fall of interest rates.

MONEY MARKET PORTFOLIO. The investment objective of the Money Market Portfolio is to realize maximum current income consistent with liquidity and stability of capital. The Money Market Portfolio will invest in money market instruments and other debt securities with maturities generally not exceeding one year. The return produced by these securities will reflect fluctuations in short-term interest rates.

RUSSELL INSURANCE FUNDS

The Russell Insurance Funds also comprise a mutual fund of the series type registered under the Investment Company Act of 1940 as an open-end diversified management investment company. The Account buys shares of each of the Russell Insurance Funds at their net asset value without any sales charge.

The assets of each of the Russell Insurance Funds are invested by one or more investment management organizations researched and recommended by Frank Russell Company ("Russell"), and an affiliate of Russell, Frank Russell Investment Management Company ("FRIMCo"). FRIMCo also advises, operates and administers the Russell Insurance Funds. Russell is our majority-owned subsidiary.

The investment objectives and types of investments for each of the five Russell Insurance Funds are set forth below. There can be no assurance that the Funds will realize their objectives.

MULTI-STYLE EQUITY FUND. The investment objective of the Multi-Style Equity Fund is to provide income and capital growth by investing principally in equity securities. The Multi-Style Equity Fund invests primarily in common stocks of medium and large capitalization companies. These companies are predominately US-based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

AGGRESSIVE EQUITY FUND. The investment objective of the Aggressive Equity Fund is to provide capital appreciation by assuming a higher level of volatility than is ordinarily expected from Multi-Style Equity Fund by investing in equity securities. The Aggressive Equity Fund invests primarily in common stocks of small and medium capitalization companies. These companies are predominately US-based, although the Fund may invest in non-US firms from time to time.

NON-U.S. FUND. The investment objective of the Non-U.S. Fund is to provide favorable total return and additional diversification for US investors by investing primarily in equity and fixed-income securities of non-US companies, and securities issued by non-US governments. The Non-U.S. Fund invests primarily in equity securities issued by companies domiciled outside the United States and in depository receipts, which represent ownership of securities of non-US companies.

REAL ESTATE SECURITIES FUND. The investment objective of the Real Estate Securities Fund is to generate a high level of total return through above average current income, while maintaining the potential for capital appreciation. The Fund seeks to achieve its objective by concentrating its investments in equity securities of issuers whose value is derived primarily from development, management and market pricing of underlying real estate properties.

CORE BOND FUND. The investment objective of the Core Bond Fund is to maximize total return, through capital appreciation and income, by assuming a level of volatility consistent with the broad fixed-income market, by investing in fixed-income securities. The Core Bond Fund invests primarily in fixed-income securities. In particular, the Fund holds debt securities issued or guaranteed by the US government, or to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar-denominated. From time to time the Fund may invest in municipal debt obligations.

FOR MORE INFORMATION REGARDING THE MUTUAL FUNDS, INCLUDING INFORMATION ABOUT THEIR INVESTMENT OBJECTIVES AND EXPENSES, SEE THE PROSPECTUSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC. AND RUSSELL INSURANCE FUNDS ATTACHED TO THIS PROSPECTUS. YOU SHOULD READ THE MUTUAL FUND PROSPECTUSES CAREFULLY BEFORE YOU INVEST IN THE CONTRACTS.

THE CONTRACTS

PURCHASE PAYMENTS UNDER THE CONTRACTS

AMOUNT AND FREQUENCY A purchase payment is the money you give us to pay for your Contract. You may make purchase payments monthly, quarterly, semiannually, annually or on any other frequency acceptable to us.

For Back Load Contracts the minimum amount for each purchase payment is $25. We will accept larger purchase payments than due, or payments at other times, but total purchase payments under any Contract may not exceed $5,000,000 without our consent. For Front Load Contracts the minimum initial purchase payment is $10,000. The minimum amount for each subsequent purchase payment is $25 for all Contracts.

Purchase payments may not exceed the applicable federal income tax limits. See "Federal Income Taxes", p. 25.

APPLICATION OF PURCHASE PAYMENTS We credit net purchase payments, after deduction of any sales load, to the Account and allocate them to one or more Divisions as you direct. We then invest those assets in shares of the Portfolio or Fund which corresponds to that Division.

We apply purchase payments to provide "Accumulation Units" in one or more Divisions. Accumulation Units represent your interest in the Account. There are Class A Accumulation Units and Class B Accumulation Units for the Back Load Contracts. We credit Class B Accumulation Units to your Back Load Contract each time you make a purchase payment. We convert Class B Accumulation Units to Class A Accumulation Units on a basis that reflects the cumulative amount of purchase payments and the length of time that the funds have been held under a Back Load Contract. See "Mortality Rate and Expense Risk Charges", p. 26. The number of Accumulation Units you receive for each net purchase payment is determined by dividing the amount of the purchase payment to be allocated to a Division by the value of an Accumulation Unit in that Division, based upon the next valuation of the assets of the Division we make after we receive your purchase payment at our Home Office. We will also accept your purchase payment if you send it to a lockbox facility we have designated. We value assets as of the close of trading on the New York Stock Exchange for each day the Exchange is open, and at any other time required by the Investment Company Act of 1940.

The number of your Accumulation Units will be increased by additional purchase payments or transfers into the Account and decreased by withdrawals or transfers out of the Account. The investment experience of the Account does not change the number (as distinguished from the value) of your Accumulation Units.

The value of an Accumulation Unit in each Division varies with the investment experience of the Division (which in turn is determined by the investment experience of the corresponding Portfolio or Fund). We determine the value by multiplying the value on the immediately preceding valuation date by the net investment factor for the Division. The net investment factor takes into account the investment experience of the Portfolio or Fund, the deduction for mortality and expense risks we have assumed and a deduction for any applicable taxes or for any expenses resulting from a substitution of securities. (See "Net Investment Factor", p. 21.) Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Units. That value may be less than, equal to, or more than the cumulative net purchase payments you have made. You may direct all or part of a purchase payment to the Guaranteed Interest Fund. Amounts you direct to the Guaranteed Interest Fund will be invested on a fixed basis. See "The Guaranteed Interest Fund", p. 24.

NET INVESTMENT FACTOR

For each Division the net investment factor for any period ending on a valuation date is 1.000000 plus the net investment rate for the Division for that period. Under the Contract the net investment rate is related to the assets of the Division. However, since all amounts are simultaneously invested in shares of the corresponding Portfolio or Fund when allocated to the Division, calculation of the net investment rate for each of the Divisions may also be based upon the change in value of a single share of the corresponding Portfolio or Fund.

Thus, for example, in the case of the Balanced Division the net investment rate is equal to (a) the change in the net asset value of a Balanced Portfolio share for the period from the immediately preceding valuation date up to and including the current valuation date, plus the per share amount of any dividends and other distributions made by the Balanced Portfolio during the valuation period, less a deduction for any applicable taxes or for any expenses resulting from a substitution of securities, (b) divided by the net asset value of a Balanced Portfolio share on the valuation date immediately preceding the current valuation date, (c) less an adjustment to provide for the deduction for mortality rate and expense risks that we have assumed. (See "Deductions", p. 26.)

The Portfolios and Funds will distribute investment income and realized capital gains to the Account Divisions. We will reinvest those distributions in additional shares of the same Portfolio or Fund. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Account.

BENEFITS PROVIDED UNDER THE CONTRACTS

The benefits provided under the Contracts consist of a withdrawal amount, a death benefit and a maturity benefit. Subject to the restrictions noted below, we will pay all of these benefits in a lump sum or under the payment plans described below.

WITHDRAWAL AMOUNT On or prior to the maturity date you are entitled to withdraw the Accumulation Units credited to your Contract and receive the value thereof less the applicable withdrawal charge. (See "Withdrawal Charge", p. 27.) The value, which may be either greater or less than the amount you paid, is based on the Accumulation Unit value next determined after we receive your written request for withdrawal on a form we provide. The forms are available from our Home Office and our agents. You may withdraw a portion of the Accumulation Units on the same basis, except that we will not grant a partial withdrawal which would result in a Contract value of less $2,000 remaining; we will treat a request for such a partial withdrawal as a request to surrender the entire Contract. Amounts distributed to you upon withdrawal of all or a portion of Accumulation Units may be subject to federal income tax. (See "Federal Income Taxes", p. 25.) A 10% penalty tax may be imposed on the taxable portion of premature payments of benefits (prior to age 59-1/2 or disability) unless payments are made after the employee separates from service and payments are either paid in substantially equal installments over the life or life expectancy of the employee or are paid on account of early retirement after age 55.

If annuity payments are being made under Payment Plan 1 the payee may surrender the Contract and receive the value of the Annuity Units credited to his Contract, less the applicable withdrawal charge. (See "Withdrawal Charge", p.
27) Upon death during the certain period of the payee under Plan 2 or both payees under Plan 3, the beneficiary may surrender the Contract and receive the withdrawal value of the unpaid payments for the certain period. The withdrawal value is based on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See "Description of Payment Plans", p. 22.)

DEATH BENEFIT

1. Amount of the Death Benefit. If the Annuitant dies before the maturity date, the death benefit will not be less than the Contract value next determined after we receive proof of death at our Home Office. If the Primary Annuitant dies before his or her 75th birthday, the death benefit, where permitted by state law, will not be less than the amount of purchase payments we received, less withdrawals. There is no death benefit after annuity payments begin. See "Maturity Benefit", p. 22 and "Variable Payment Plans", p. 22.

An enhanced death benefit is available at extra cost. Prior to the first Contract anniversary the enhanced death benefit is equal to the total purchase payments received less any amounts withdrawn. On any Contract anniversary prior to the Primary Annuitant's 80th birthday, the enhanced death benefit is the Contract value on that date, but not less than what the enhanced death benefit was on the last preceding valuation date. On any other valuation date before the Primary Annuitant's 80th birthday, the enhanced death benefit will be the amount determined on the most recent Contract anniversary, plus purchase payments we receive thereafter, less withdrawals. On any valuation date on or after the Primary Annuitant's 80th birthday the enhanced death benefit will be the enhanced death benefit on the Contract anniversary immediately prior to the Primary Annuitant's 80th birthday increased by purchase payments we received and decreased by any amounts withdrawn after that Contract anniversary. We deduct the extra cost for the enhanced death benefit from the Contract value on each Contract anniversary while the enhanced death benefit is in effect. See "Enhanced Death Benefit Charge", p. 28. The enhanced death benefit is available for issue ages up to 65 and must be elected when the Contract is issued. The enhanced death benefit will remain in effect until the maturity date or the death of the Primary Annuitant or you ask us to remove it from your Contract. You cannot add it to your Contract again after it has been removed.

2. Distribution of the Death Benefit.

When the employee dies, the contingent Annuitant automatically becomes the new Annuitant and the Contract continues in force, beginning with a value equal to the death benefit. If this results in an addition to the Contract Value, we will place the additional amount in the Money Market Division and you may transfer it to the Divisions you choose. See "Transfers Between Divisions and Payment Plans", p. 23. The Owner, if living, or otherwise the beneficiary may elect to receive the death benefit in a lump sum or under a payment plan. See "Variable Payment Plans", below. If no contingent Annuitant has been named, the death benefit becomes payable to the Owner.

MATURITY BENEFIT Purchase payments under the Contract are payable until the maturity date specified in the Contract. You may select any date up to age 90 as the maturity date, subject to applicable tax and state law requirements, including the minimum distribution requirements (See "Minimum Distribution Requirements", p. 25). On the maturity date, if you have not elected any other permissible payment plan, we will change the maturity date to the Contract anniversary nearest the Annuitant's 90th birthday. On that date, if you have not elected any other permissible payment plan, we will pay the value of the Contract in monthly payments for life under a variable payment plan with payments certain for ten years.

VARIABLE PAYMENT PLANS

We will pay part or all of the benefits under a Contract under a variable payment plan you select. Under a variable plan, you bear the entire investment risk, since we make no guarantees of investment return. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month. For a discussion of tax considerations and limitations regarding the election of payment plans, see "Federal Income Taxes", p. 25.

DESCRIPTION OF PAYMENT PLANS The following payment plans are available:

1. Payments for a Certain Period. An annuity payable monthly for a specified period of 10 to 30 years during the first five Contract years and over a specified period of 5 to 30 years beginning with the sixth Contract year.

2. Life Annuity with or without Certain Period. An annuity payable monthly until the payee's death, or until the expiration of a selected certain period, whichever is later. After the payee's death during the certain period, if any, we will make payments as they are due to the designated contingent beneficiary. You may select a certain period of either 10 or 20 years, or you may choose a plan with no certain period.

3. Joint and Survivor Life Annuity with Certain Period. An annuity payable monthly for a certain period of 10 years and thereafter to two persons for their joint lives. On the death of either payee, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer. We may limit the election of a payment plan to one that results in an initial payment of at least $50. A payment plan will continue even if payments fall to less than $50 after the payment plan begins.

From time to time we may establish payment plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other payment plans, with provisions and rates we publish for those plans.

AMOUNT OF ANNUITY PAYMENTS We will determine the amount of the first annuity payment on the basis of the particular payment plan you select, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age. We will calculate the amount of the first annuity payment on a basis that takes into account the length of time over which we expect annuity payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the payment plan involves life contingencies. The first payment will be lower if the payment plan includes a longer certain period. Variable annuity payments after the first will vary from month to month to reflect the fluctuating value of the Annuity Units credited to your Contract. Annuity Units represent the interest of the Contract in each Division of the Account after annuity payments begin. Class A Accumulation Units become Class A Annuity Units and Class B Accumulated Units become Class B Annuity Units on the maturity date.

ASSUMED INVESTMENT RATE The variable annuity rate tables for the Contracts are based upon an Assumed Investment Rate of 3 1/2%. Variable annuity rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law.

The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actuarial value of the future payments as of the date when payments begin, though it does affect the actual amount which may be received by an individual Annuitant.

Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed

Investment Rate applicable to a particular payment plan, the amount of annuity payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of annuity payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of annuity payments would decrease.

A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.

ADDITIONAL INFORMATION

TRANSFERS BETWEEN DIVISIONS AND PAYMENT PLANS You may change the allocation of purchase payments among the Divisions and transfer values from one Division to another both before and after annuity payments begin. In order to take full advantage of these features you should carefully consider, on a continuing basis, which Division or apportionment is best suited to your long-term investment needs.

You may at any time change the allocation of purchase payments among the Divisions by written notice to us. Purchase payments we receive at our Home Office on and after the date on which we receive the notice will be applied to provide Accumulation Units in one or more Divisions on the basis of the new allocation.

Before the effective date of a payment plan you may, upon written request, transfer Accumulation Units from one Division to another. After the effective date of a payment plan the payee may transfer Annuity Units from one Division to another. We will adjust the number of Accumulation or Annuity Units to be credited to reflect the respective value of the Accumulation and Annuity Units in each of the Divisions. For Accumulation Units the minimum amount which may be transferred is the lesser of $100 or the entire value of the Accumulation Units in the Division from which the transfer is being made. For each transfer beginning with the thirteenth in any Contract year we may deduct a transfer fee of $25 from the amount transferred. We currently make no charge for transfers.


If you contemplate the transfer of funds from one Division to another, you should consider the risk inherent in a switch from one investment medium to another. In general, frequent transfers based on short-term expectations for the stock and bond markets, especially transfers of large sums, will tend to accentuate the danger that a transfer will be made at an inopportune time. Frequent transfers, or transfers that are large in relation to the assets of the Portfolio or Fund in which a Division invests, may also be disruptive and may disadvantage other investors. We reserve the right to limit the frequency or amount of transfers.


You may transfer amounts which you have invested on a fixed basis to any Division of the Account, and the value of Accumulation Units in any Division of the Account to the Guaranteed Interest Fund for investment on a fixed basis, subject to the restrictions described in the Contract. See "The Guaranteed Interest Fund", p. 24.

After the effective date of a payment plan which does not involve a life contingency (i.e., Plan 1) a payee may transfer to either form of life annuity at no charge. We will apply the value of the remaining payments to the new plan selected. We will determine the amount of the first annuity payment under the new plan on the basis of the particular plan selected, the annuity payment rate and the Annuitant's adjusted age and sex. Subsequent payments will vary to reflect changes in the value of the Annuity Units credited. We permit other transfers between payment plans subject to such limitations we may reasonably determine. Generally, however, we do not permit transfer from a payment plan involving a life contingency to a payment plan which does not involve the same life contingency.

You may make transfers from the Money Market Division at any time while a payment plan is in force. The Contracts provide that transfers between the other Divisions and transfers between payment plans may be made after the payment plan has been in force for at least 90 days and thereafter whenever at least 90 days have elapsed since the date of the last transfer. At present we permit transfers at any time. We will make the transfer as of the close of business on the valuation date coincident with or next following the date on which we receive the request for transfer at our Home Office, or at a later date you request.

GENDER-BASED ANNUITY PAYMENT RATES Federal law, and the laws of certain states, may require that annuity considerations and annuity payment rates be determined without regard to the sex of the Annuitant. Because we offer the Contracts for use with HR-10 Plans where these rules may have general application, the annuity payment rates in the Contracts do not distinguish between male and female Annuitants. However, Contracts with sex-distinct rates are available on request. Prospective purchasers of the Contracts should review any questions in this area with qualified counsel.

OWNERS OF THE CONTRACTS The Owner of the Contract has the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides. The Owner is ordinarily the retirement plan, but may be the employer or the Annuitant or other person. The Annuitant is the person upon whose life the Contract is issued and Contract benefits depend. The Primary Annuitant is the person upon whose life the Contract is initially issued. The Contingent Annuitant is the person who becomes the Annuitant upon the death of the Annuitant. In this prospectus, "you" means the Owner or a prospective purchaser of the Contract.

DEFERMENT OF BENEFIT PAYMENTS We reserve the right to defer determination of the withdrawal value of the Contracts, or the payment of benefits under a variable payment plan, until after the end of any period during which the right to redeem shares of either of the mutual funds is suspended, or payment of the redemption value is postponed, and for any period during which the New York Stock Exchange is closed or trading thereon is restricted or an emergency exists, so that valuation of the assets of the Fund or disposal of securities they hold is not reasonably practical; or as such deferment is otherwise permitted by applicable law.

DIVIDENDS The Contracts share in our divisible surplus, to the extent we determine annually, except while payments are being made under a variable payment plan. Distributions of divisible surplus are commonly referred to as "dividends". Any contributions to our divisible surplus would result from more favorable expense experience than we have assumed in determining the deductions. We do not expect the Contracts to make a significant contribution to our divisible surplus and we do not expect to pay dividends on the Contracts.

For the Back Load Contracts we reduce expense charges by converting Class B Accumulation Units to Class A Accumulation Units on larger, older Contracts. See "Mortality Rate and Expense Risk Charges", p. 26. The Contracts issued prior to the date of this prospectus do not include this conversion feature, and we currently pay dividends on some of those Contracts. See "Dividends for Contracts Issued Prior to March 31, 2000", p. 28.

SUBSTITUTION AND CHANGE Pursuant to authority of our Board of Trustees, (a) we may invest the assets of a Division in securities of another mutual fund or another issuer, instead of the Portfolio or Fund in which you have invested, as a substitute for the shares you already have or as the securities to be purchased in the future, or (b) we may modify the provisions of the Contracts to assure qualification for the benefits provided by the provisions of the Internal Revenue Code relating to retirement annuity or variable annuity contracts, or to comply with any other applicable federal or state laws. In the event of any such substitution or change, we may make appropriate endorsement on Contracts having an interest in the Account and take such other action as may be necessary to effect the substitution or change.

FIXED ANNUITY PAYMENT PLANS We will also pay Contract benefits under fixed annuity payment plans which are not described in this Prospectus. If you select a fixed annuity, we will cancel the Accumulation Units credited to your Deferred Contract, we will transfer the withdrawal value of the Contract to our general account, and you will no longer have any interest in the Account. We may make a withdrawal charge in determining the withdrawal value. (See "Withdrawal Amount", p. 21, and "Withdrawal Charge", p. 27)

FINANCIAL STATEMENTS Financial statements of the Account and financial statements of Northwestern Mutual appear in the Statement of Additional Information.


THE GUARANTEED INTEREST FUND

You may direct all or part of your purchase payments to the Guaranteed Interest Fund for investment on a fixed basis. You may transfer amounts previously invested in the Account Divisions to the Guaranteed Interest Fund, prior to the maturity date, and you may transfer amounts in the Guaranteed Interest Fund to the Account Divisions. In each case these transfers are subject, to the restrictions described in the Contract. Amounts you invest in the Guaranteed Interest Fund become part of our general assets. In reliance on certain exemptive and exclusionary provisions, we have not registered interests in the Guaranteed Interest Fund under the Securities Act of 1933 and we have not registered the Guaranteed Interest Fund as an investment company under the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Fund nor any interests therein are generally subject to these Acts. We have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Fund. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Amounts you invest in the Guaranteed Interest Fund earn interest at rates we declare from time to time. We will guarantee the interest rate for each amount for at least one year. The interest rate will be at an annual effective rate of at least 3%. At the expiration of the period for which we guarantee the interest rate, a new interest rate may apply. We credit interest and compound it daily. We determine the effective date for a transaction involving the Guaranteed Interest Fund in the same manner as the effective date for a transaction involving a Division of the Account.

Investments in the Guaranteed Interest Fund are subject to a maximum limit of $1,000,000 ($250,000 in New York) without our prior consent. To the extent that a purchase payment or transfer from a Division of the Account causes the Contract's interest in the Guaranteed Interest Fund to exceed this maximum limit, we will place the amount of the excess in the Money Market Division and it will remain there until the you instruct us otherwise.

Transfers from the Guaranteed Interest Fund to the Account Divisions are subject to limits. After a transfer from the Guaranteed Interest Fund we will allow no further transfers from the Guaranteed Interest Fund for a period of 365 days; in addition, we will allow no further transfers back into the Guaranteed Interest Fund for a period of 90 days. The maximum amount that you may transfer from the Guaranteed Interest Fund in one transfer is the greater of (1) 25% of the amount that you had invested in the Guaranteed Interest Fund as of the last Contract anniversary preceding the transfer and (2) the amount of your most recent transfer from the Guaranteed Interest Fund. But in no event will this maximum transfer amount be less than $1,000 or more than $50,000. (The $50,000 limit does not apply in New York.)

The deduction for mortality rate and expense risks, as described below, is not assessed against amounts in the Guaranteed Interest Fund, and amounts in the Guaranteed Interest Fund do not bear any expenses of either of the mutual funds. Other charges under the Contracts apply for amounts in the Guaranteed Interest Fund as they are described in this prospectus for amounts you invest on a variable basis. (See "Deductions", p. 26). For purposes of allocating and deducting the annual Contract fee, we consider any investment in the Guaranteed Interest Fund as though it were an investment of the same amount in one of the Account Divisions.

FEDERAL INCOME TAXES

We offer the Contracts only for use under tax-qualified plans meeting the requirements of Sections 401 and 403(a) of the Code. However, in the event Contracts should be issued pursuant to HR-10 Plans, trusts or custodial accounts which at the time of issuance are not qualified under the Code, some or all of the tax benefits described herein may be lost.

CONTRIBUTION LIMITS

The Economic Growth and Tax Relief Reconciliation Act of 2001, enacted on June 7, 2001, made substantial changes to the contribution limits and withdrawal and portability restrictions of tax qualified plans. These changes are reflected below. Although the Act generally became effective on January 1, 2002, many provisions are phased in over a ten-year period. Also all of these changes are sunsetted or repealed in 2011, unless extended or made permanent. It is generally believed that most of the changes relating to tax qualified plans will be made permanent.

Any employer, including a self-employed person, can establish a plan under
Section 401(a) or 403(a) for participating employees. As a general rule, annual contributions to a defined contribution plan made by the employer and the employee cannot exceed the lesser of $35,000 or 25% of compensation or earned income (up to the lesser of $40,000 or 100% of compensation or earned income (up to $200,000) in 2002).

Qualified plans are subject to minimum coverage, nondiscrimination and spousal consent requirements. In addition, "top heavy" rules (simplified after 2001) apply if more than 60% of the contributions or benefits are allocated to certain highly compensated employees. Violations of the contribution limits or other requirements may disqualify the plan and/or subject the employer to taxes and penalties.

TAXATION OF CONTRACT BENEFITS

No tax is payable as a result of any increase in the value of a Contract until benefits from the Contract are received. Benefits received as annuity payments will be taxable as ordinary income when received in accordance with Section 72 of the Code. As a general rule, where an employee makes nondeductible contributions to the Plan, the payee may exclude from income that portion of each benefit payment which represents a return of the employee's "investment in the contract" as defined in Section 72 until the entire "investment in the contract" is recovered. In addition, a 10% penalty tax may be imposed on benefits paid in excess of the benefits provided under the Plan formula if the payee is or was a "5% owner" of the employer while a participant in the Plan.

Benefits paid in a form other than an annuity will be taxed as ordinary income when received except for that portion of the payment, if any, which represents a return of the employee's "investment in the contract." Benefits received as a "lump sum distribution" may be eligible for a separate tax averaging calculation and, with certain limited exceptions, all benefits are subject to the tax-free rollover provisions of the Code. A 10% penalty tax may be imposed on the taxable portion of premature payments of benefits (prior to age 59-1/2 or disability) unless payments are made after the employee separates from service and payments are either paid in substantially equal installments over the life or life expectancy of the employee or are paid on account of early retirement after age 55 or unless payments are made for medical expenses in excess of 7.5% of the employee's Adjusted Gross Income.

A loan from the Plan to an employee, other than an owner-employee, may be taxable as ordinary income depending on the amount and terms of the loan. A loan to an owner-employee is a prohibited transaction under the Code and could disqualify the Plan.

Benefit payments will be subject to mandatory 20% withholding unless (1) they are rolled over directly to another tax-qualified plan, an individual retirement arrangement, a tax-deferred annuity or a governmental nontransferable annuity contract (2) they are paid in substantially equal installments over the life or life expectancy of the employee (or of the employee and the employee's beneficiary) or over a period of 10 years or more, or (3) they are "required minimum distributions."

MINIMUM DISTRIBUTION REQUIREMENTS As a general rule, the Plan is required to make certain required distributions to the employee during the employee's life and to the employee's beneficiary following the employee's death. A 50% penalty tax may be imposed on payments to the extent they are less than certain required minimum amounts.

The Plan must make the first required distribution by the "required beginning date" and subsequent required distributions by December 31 of that year and each year thereafter. Payments must be made over the life or life expectancy of the employee or the lives or life expectancies of the employee and the employee's beneficiary. The required beginning date is April 1 of the calendar year following the later of the calendar year in which the employee attains age 70 1/2 or, if the employee is not a "5% owner" of the employer, the calendar year in which the employee retires.

Upon the death of the employee, the Plan must make distributions under one of the following two rules.

If the employee dies on or after the required beginning date, any remaining interest of the employee must be distributed at least as rapidly as it was under the method of distribution in effect on the date of death.


If the employee dies before the required beginning date, the employee's entire interest must be distributed by December 31 of the calendar year containing the fifth anniversary of the employee's death. If the employee's interest is payable to a beneficiary designated by the employee, the employee's interest may be paid over the life or life expectancy of that beneficiary, provided distribution begins by December 31 of the calendar year following the year of the employee's death. If the sole designated beneficiary is the employee's spouse, the spouse may roll over the Contract into an IRA owned by the spouse.

On January 11, 2001, the IRS released proposed regulations that simplify and change some of the required minimum distribution rules. Significant changes include the provision of a new uniform table to calculate the required minimum distributions during the employee's lifetime and the ability to calculate all post-death required distributions based on the designated beneficiary's life expectancy. The proposed regulations will be applicable for determining required minimum distributions for calendar years beginning on or after January 1, 2002 (or, if the Plan was amended to adopt the new rules for determining required minimum distributions, for calendar year 2001).


The rules governing Plan provisions, payments and deductions and taxation of distributions from such Plans and Trusts, as set forth in the Code and the regulations relating thereto, are complex and cannot be readily summarized. Furthermore, special rules are applicable in many situations, and prospective purchasers desiring to adopt an HR-10 pension or profit-sharing plan or trust should consult qualified tax counsel.

TAXATION OF NORTHWESTERN MUTUAL

We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the Divisions of the Account. We are currently making no charge. (See "Net Investment Factor", p. 21 and "Deductions", below.)

DEDUCTIONS

We will make the following deductions:

SALES LOAD For the Front Load Contract we deduct a sales load from all purchase payments we receive. The sales load compensates us for the costs we incur in selling the Contracts. We base the deduction on cumulative purchase payments we have received and the rates in the table below:

Cumulative Purchase Payments
Paid Under the Contract                          Rate
-----------------------                          ----
First $100,000                                   4.5%
Next  $400,000                                   2.0%
Next  $500,000                                   1.0%
Balance over $1,000,000                          0.5%

MORTALITY RATE AND EXPENSE RISK CHARGES

Amount of Mortality Rate and Expense Risk Charges. The net investment factor (see "Net Investment Factor", p. 21) we use in determining the value of Accumulation and Annuity Units reflects a deduction on each valuation date for mortality rate and expense risks we have assumed. For the Front Load Contract, the deduction from Accumulation Units and Annuity Units is at a current annual rate of 0.5% of the assets of the Account. For the Back Load Contract the deduction for Class B Accumulation Units and Class B Annuity Units is at a current annual rate of 1.25% of the assets of the Account. For the Back Load Contracts the deduction for Class A Accumulation Units and Class A Annuity Units is at a current annual rate of 0.5% of the assets of the Account. Our Board of Trustees may increase or decrease the deduction, but in no event may the deduction exceed an annual rate of 0.75% for the Front Load Contract, 1.50% for the Back Load Contract Class B Accumulation and Annuity Units, and 0.75% for the Back Load Contract Class A Accumulation and Annuity Units. We will not increase the deduction for mortality and expense risks for at least five years from the date of this prospectus.

Reduction in Mortality Rate and Expense Risk Charges. For the Back Load Contracts we convert Class B Accumulation Units to Class A Accumulation Units on a Contract anniversary if the Contract value is at least $25,000 and the purchase payment which paid for the Class B Accumulation Units has reached Category Zero, that is, its withdrawal charge rate is 0%. See "Withdrawal Charge" p. 27.

As a result of the conversion, the mortality rate and expense risks charge is reduced from 1.25% to 0.50% on these units based on current rates. The conversion amount includes the purchase payment in Category Zero and a proportionate share of investment earnings. We allocate the conversion amount proportionately to each Division, and we adjust the number of Accumulation Units in each Division to reflect the relative values for Class A and Class B Accumulation Units on the date of the conversion. The same conversion process and a similar result applies to amounts in the Guaranteed Interest Fund. We do not convert Class A Accumulation Units back to Class B Accumulation Units even if the value of your Contract falls below $25,000. We do not convert Annuity Units from Class B to Class A.

Risks and Expenses. The risks we assume are (a) the risk that annuity payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected, and (b) the risk that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts. We assume these risks for the duration of the Contract. The deduction for these risks is the only expense item paid by the Account to date. The mutual funds pay expenses which are described in the attached prospectuses for the mutual funds.

The net investment factor also reflects the deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the mutual funds as described under "Substitution and Change", p. 24, and any applicable taxes, i.e., any tax liability we have paid or reserved for resulting from the maintenance or operation of a Division of the Account, other than applicable premium taxes which we may deduct directly from considerations. We do not presently anticipate that we will make any deduction for federal income taxes (see "Taxation of Northwestern Mutual", p. 26), nor do we anticipate that maintenance or operation of the Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Account or to deduct any such tax liability in the computation of the net investment factor for such Contracts.

CONTRACT FEE On each Contract anniversary prior to the maturity date we make a deduction of $30 for administrative expenses relating to a Deferred Contract during the prior year. We make the charge by reducing the number of Accumulation Units credited to the Contract. For purposes of allocating and deducting the annual Contract fee, we consider any investment in the Guaranteed Interest Fund as though it were an investment of the same amount in one of the Account Divisions. We cannot increase this charge. The charge is intended only to reimburse us for our actual administrative expenses. We currently are waiving the charge, if the Contract value on the Contract anniversary is $25,000 or more.

WITHDRAWAL CHARGE

Withdrawal Charge Rates. For Back Load Contracts, a withdrawal charge free amount is available on a Contract if the Contract value is at least $10,000 on the Contract anniversary preceding the withdrawal. For each Contract year after the first one, the withdrawal charge free amount is 10% of the value of the Class B Accumulation Units on the last Contract anniversary. Otherwise, we will deduct a withdrawal charge for sales expenses if you withdraw Class B Accumulation Units for cash. We will base the withdrawal charge on the Categories and the Rates in the table below. We base the amount in each Category on cumulative purchase payments you have made and on the number of Contract anniversaries that have occurred since you made each purchase payment.

Category                                         Rate
--------                                         ----
Eight.............................................6%
Seven.............................................6
Six...............................................6
Five..............................................5
Four..............................................4
Three.............................................3
Two...............................................2
Category..........................................Rate
--------                                          ----
One...............................................1
Zero..............................................0

The first $100,000 of total purchase payments paid over the life of the Contract start in Category Eight, the next $400,000 start in Category Four, and all additional purchase payments paid start in Category Two. As of each Contract anniversary, we move any amount in a Category to the next lower Category until the Contract anniversary on which that amount reaches Category Zero. The total withdrawal charge will be the sum of all the results calculated by multiplying the amount in each Category by the Rate for that Category. The amounts we use will be taken first from the withdrawal charge free amount; next from the Class A Accumulation Units; next from the Class B Accumulation Units in the order that produces the lowest withdrawal charge; and last from any remaining value in the contract. However, any amounts we use to determine the charge for a partial withdrawal will not be used to determine subsequent withdrawal charges.

Waiver of Withdrawal Charges. When we receive proof of death of the Primary Annuitant, we will waive withdrawal charges applicable at the date of death by moving purchase payments received prior to the date of death to Category Zero.

We will waive the withdrawal charge if the Primary Annuitant has a terminal illness, or is confined to a nursing home or hospital after the first contract year, in accordance with the terms of the Contract. You may not make purchase payments after we are given proof of a terminal illness or confinement.

We will make no withdrawal charge when you select a variable payment plan. However, we will make the withdrawal charge if you make a withdrawal, or partial withdrawal, within five years after the beginning of a variable payment plan which is not contingent on the payee's life (Plan 1).

For fixed payment plans the Contract provides for deduction of the withdrawal charge when the payment plan is selected. By current administrative practice, we will waive the withdrawal charge upon selection of a fixed payment plan for a certain period of 12 years or more (Plan 1) or any fixed payment plan which involves a life contingency (Plans 2 or 3) if you select the payment plan after the Contract has been in force for at least one full year.

ENHANCED DEATH BENEFIT CHARGE On each Contract anniversary on which the enhanced death benefit is in effect, we deduct from the Contract value a charge based on the amount of the enhanced death benefit on the Contract Anniversary and the age of the Annuitant when the Contract was issued. The charge is 0.10% of the amount of the enhanced death benefit for issue age 45 or less, 0.20% for issue age 46-55, and 0.40% for issue age 56-65. This charge is for the risks we assume in guaranteeing the enhanced death benefit. We deduct the charge from the Divisions of the Account and the Guaranteed Interest Fund in proportion to the amounts you have invested.

PREMIUM TAXES The Contracts provide for the deduction of applicable premium taxes, if any, from purchase payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes presently range from 0% to 1% of total purchase payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contracts. As a matter of current practice, we do not deduct premium taxes from purchase payments received under the Contracts or from Contract benefits. However, we reserve the right to deduct premium taxes in the future.

EXPENSES FOR THE PORTFOLIOS AND FUNDS The expenses borne by the Portfolios and Funds in which the assets of the Account are invested are described in the prospectuses for Northwestern Mutual Series Fund, Inc. and the Russell Insurance Funds. See the prospectuses attached to this prospectus.

CONTRACTS ISSUED PRIOR TO MARCH 31, 2000 During the period prior to March 31, 2000 and after March 31, 1995 we issued both Front Load Contracts and Back Load Contracts. For the Front Load Contracts the deduction for sales expenses is 4% on the first $100,000, 2% on the next $400,000, 1% the next $500,000, and 0.5%
on purchase payments in excess of $1 million, based on total cumulative purchase payments paid under the Contract. The charge against Accumulation Units for mortality and expense risks is 0.4% of the assets of the Account, which we may raise to a maximum rate of 0.75%. The charge against Annuity Units for mortality and expense risks is zero, which we may raise to a maximum rate of 0.75%. For the Back Load Contracts there is a surrender charge of 8% on the first $100,000 of purchase payments, 4% on the next $400,000, 2% on the next $500,000, and 1% on purchase payments in excess of $1 million, based on total cumulative purchase payments paid under the Contract. The surrender charge applicable for each purchase payment reduces by 1% on each Contract anniversary. A withdrawal charge free amount is available, but the amount is limited by the excess of the Contract value over the cumulative purchase payments on the date of the withdrawal. The charge for mortality and expense risks for these Contracts is 1.25% of the assets of the Account, which we may raise to a maximum annual rate of 1.50%. The Annual Contract fee is $30. We currently waive the Contract fee if the Contract value is $50,000 or more.

CONTRACTS ISSUED PRIOR TO MARCH 31, 1995 For Contracts issued prior to March 31, 1995 and after December 16, 1981 there is no front-end sales load but there is a surrender charge of 8% on the first $25,000 of purchase payments, 4% on the next $75,000 and 2% on purchase payments in excess of $100,000, based on total cumulative purchase payments paid under the Contract. The surrender charge applicable for each purchase payment reduces by 1% on each Contract anniversary. A withdrawal charge free amount is available, but the amount is limited by the excess of the Contract value over the cumulative purchase payments on the date of the withdrawal. The charge for mortality and expense risks for those Contracts is 1.25% of the assets of the Account. The annual Contract fee is the lesser of $30 or 1% of the Contract value. See the table of accumulation unit values on page 14.

CONTRACTS ISSUED PRIOR TO DECEMBER 17, 1981 For Contracts issued prior to December 17, 1981 there is no surrender charge, but purchase payments are subject to a deduction for sales expenses. The deduction is 8% on the first $5,000 received during a single Contract year as defined in the Contract, 4% on the next $20,000, 2% on the next $75,000 and 1% on the excess over $100,000. The charge for mortality and expense risks for these Contracts is 0.75% of the assets of the Account, which we may raise to a maximum annual rate of 1%. There is no annual Contract fee. See the table of accumulation unit values on page 16.


DIVIDENDS FOR CONTRACTS ISSUED PRIOR TO MARCH 31, 2000 During the year 2002 we are paying dividends on approximately 19% of the in-force variable annuity Contracts we issued prior to March 31, 2000. Dividends are not guaranteed to be paid in future years. The dividend amount is volatile since it is based on the average variable Contract value which is defined as the value of the Accumulation units on the last Contract anniversary adjusted to reflect any transactions since that date which increased or decreased the Contract's interest in the Account.

Dividends on these variable annuities arise principally as a result of more favorable expense experience than that which we assumed in determining deductions. Such favorable experience is generated primarily by older and/or larger Contracts, which have a mortality and expense risk charge of at least 0.75%. In general, we are not paying dividends on Contracts with an average variable Contract value of less than $25,000, and over half of those with a value above $25,000 will receive dividends. The expected dividend payout for the year 2002 represents about 0.53% of the average variable Contract value for those Contracts that will receive dividends. The maximum dividend we are paying on a specific contract is about 0.75%.


We pay any dividend for a Contract on the anniversary date of that Contract. We apply the dividend as a net purchase payment unless you elect to have the dividend paid in cash.

INTERNAL ANNUITY EXCHANGE As a matter of current practice, we permit owners of fixed dollar annuities we have previously issued to exchange those contracts for Front Load or Back Load Contracts without paying a second charge for sales expenses. This rule is subject to a number of exceptions and qualifications. We may change or withdraw it at any time.

In general, we permit only one such transaction in any 12-month period. Currently we make no charges on these transactions. Transactions on this basis are subject to a limit of 20% of the amount held under the fixed annuity contract in any 12-month period, but we are presently waiving this limit.

Amounts exchanged from a fixed contract which provides for a surrender charge are not charged for sales expenses when the exchange is effected. We place these amounts in the same withdrawal charge category under the new Back Load Contract as they were before.

We place exchange proceeds from fixed contracts which have no surrender charge provisions in the 0% withdrawal charge category. As an alternative, exchange proceeds from such a fixed contract may be added to a Front Load Contract or to a Deferred Contract issued prior to December 17, 1981 without any deduction for sales expenses.

Fixed annuity contracts (which are not described in this prospectus) are available in exchange for the Contracts on a comparable basis.

DISTRIBUTION OF THE CONTRACTS


We sell the Contracts through individuals who are licensed insurance agents appointed by Northwestern Mutual and are registered representatives of Northwestern Mutual Investment Services, LLC, our wholly-owned company. Northwestern Mutual Investment Services, LLC is located at 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. Northwestern Mutual Investment Services, LLC is a registered broker-dealer under the Securities Exchange Act of 1934, and a member of the National Association of Securities Dealers. Where state law requires, these agents will also be licensed securities salesmen. Commissions paid to the agents on sales of the Contracts will not exceed 4% of purchase payments.

            TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION


                                                PAGE
                                                ----
DISTRIBUTION OF THE
  CONTRACTS.....................................B-2

DETERMINATION OF ANNUITY
  PAYMENTS......................................B-2

    Amount of Annuity Payments..................B-2

    Annuity Unit Value..........................B-3

    Illustrations of Variable Annuity
      Payments..................................B-3

VALUATION OF ASSETS OF THE
  ACCOUNT.......................................B-4

TRANSFERABILITY RESTRICTIONS....................B-4

EXPERTS.........................................B-4

FINANCIAL STATEMENTS OF THE
  ACCOUNT (as of December 31, 2001
  and for each of the two years in
  the period ended December 31, 2001)...........B-5

Report of Independent Accountants
 (as of December 31, 2001
  and for each of the two years in
  the period ended December 31, 2001)...........B-17

FINANCIAL STATEMENTS OF
  NORTHWESTERN MUTUAL
  (as of December 31, 2001 and 2000 and
  for each of the three years in the period
  ended December 31, 2001)......................B-18

Report of Independent Accountants
  (as of December 31, 2001 and 2000 and
   for each of the three years in the period
   ended December 31, 2001).....................B-34



     This Prospectus sets forth concisely the information about NML Variable Annuity Account A that a prospective investor ought to know before investing. Additional information about Account A has been filed with the Securities and Exchange Commission in a Statement of Additional Information which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from The Northwestern Mutual Life Insurance Company. To receive a copy, return the request form to the address listed below, or telephone 1-888-455-2232.



TO:  The Northwestern Mutual Life Insurance Company

Annuity and Accumulation Products Marketing Department
     Room E12J
720 East Wisconsin Avenue
Milwaukee, WI 53202

Please send a Statement of Additional Information for NML Variable Annuity Account A to:

Name
     ---------------------------------------------------------------------------

Address
        ------------------------------------------------------------------------

--------------------------------------------------------------------------------

City                                           State              Zip
     -----------------------------------------       ------------     ----------

More information about Northwestern Mutual Series Fund, Inc. is included in the Fund's Statement of Additional Information (SAI), incorporated by reference in this prospectus, which is available free of charge.

More information about the Fund's investments is included in the Fund's annual and semi-annual reports, which discuss the market conditions and investment strategies that significantly affected each Portfolio's performance during the previous fiscal period.

To request a free copy of the Fund's SAI, or current annual or semi-annual report, call us at 1-888-455-2232. Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information about the Fund are available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.


N O R T H W E S T E R N  M U T U A L

INDIVIDUAL VARIABLE ANNUITY CONTRACTS
for Retirement Plans of Self-Employed Persons and Their Employees


NML VARIABLE ANNUITY ACCOUNT A

NORTHWESTERN MUTUAL SERIES FUND, INC.

RUSSELL INSURANCE FUNDS

P  R  O  S  P  E  C  T  U  S  E  S


Investment Company Act File Nos. 811-3990 and 811-5371


[NORTHWESTERN MUTUAL LOGO]

PO Box 3095
Milwaukee  WI  53201-3095

Change Service Requested

                       STATEMENT OF ADDITIONAL INFORMATION


                           VARIABLE ANNUITY CONTRACTS
       (for Retirement Plans of Self-Employed Persons and their Employees)

                         NML VARIABLE ANNUITY ACCOUNT A
                                (the "Account"),
                        a separate investment account of
                 The Northwestern Mutual Life Insurance Company
                             ("Northwestern Mutual")

--------------------------------------------------------------------------------

               This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the prospectus for the Contracts. A copy of the prospectus may be obtained from The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, telephone number
               (414) 271-1444.

--------------------------------------------------------------------------------



               The Date of the Prospectus to which this Statement of Additional Information Relates is April 30, 2002.

               The Date of this Statement of Additional Information is April 30, 2002.

                          DISTRIBUTION OF THE CONTRACTS

         The Contracts are offered on a continuous basis exclusively through individuals who, in addition to being life insurance agents of Northwestern Mutual, are registered representatives of Northwestern Mutual Investment Services, LLC ("NMIS").

         NMIS may be considered the underwriter of the Contracts for purposes of the federal securities laws. The following amounts of commissions were paid on sales of the Contracts, including commissions on sales of variable annuity contracts to corporate pension plans, during each of the last three years:


                         Year               Amount
                         ----               ------
                         2001             $3,043,695
                         2000             $2,555,736
                         1999             $2,679,128


                        DETERMINATION OF ANNUITY PAYMENTS

         The following discussion of the method for determining the amount of monthly annuity payments under a variable payment plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: "Variable Payment Plans", p. 22, including "Description of Payment Plans", p. 22, "Amount of Annuity Payments", p. 22, and "Assumed Investment Rate", p. 22; "Dividends",
p. 24; "Net Investment Factor", p. 21; and "Deductions", p. 26.

         AMOUNT OF ANNUITY PAYMENTS The amount of the first annuity payment under a variable Payment Plan will be determined on the basis of the particular Payment Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age. The amount of the first payment is the sum of the payments from each Division of the Account determined by applying the appropriate annuity payment rate to the product of the number of Accumulation Units in the Division on the effective date of the Payment Plan and the Accumulation Unit value for the Division on that date. Annuity rates currently in use are based on the 1983 a Table with age adjustment.

         Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. After the effective date of a Payment Plan a Contract will not share in the divisible surplus of Northwestern Mutual.

         The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Payment Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.

         The amount of each variable annuity payment after the first is the sum of payments from each Division determined by multiplying this fixed number of Annuity Units each month by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.

         ANNUITY UNIT VALUE The value of an Annuity Unit for each Division was established at $1.00 as of the date operations began for that Division. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the deduction for mortality rate and expense risks assumed by Northwestern Mutual.

         The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to neutralize the Assumed Investment Rate used in calculating the annuity rate tables.

         ILLUSTRATIONS OF VARIABLE ANNUITY PAYMENTS To illustrate the manner in which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate for an annuitant, adjusted age 65, who has elected a life annuity Payment Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus). The example is for a Contract with sex-distinct rates.

         (1)      Assumed number of Accumulation Units in
                  Balanced Division on maturity date .......................................  25,000

         (2)      Assumed Value of an Accumulation Unit in
                  Balanced Division at maturity.............................................  $2.000000

         (3)      Cash Value of Contract at maturity, (1) X (2).............................  $50,000

         (4)      Assumed applicable monthly payment rate per
                  $1,000 from annuity rate table............................................  $5.35

         (5)      Amount of first payment from Balanced Division,
                  (3) X (4) divided by $1,000...............................................  $267.50

         (6)      Assumed Value of Annuity Unit in
                  Balanced Division at maturity.............................................  $1.500000

         (7)      Number of Annuity Units credited in
                  Balanced Division, (5) divided by (6).....................................  178.33

The $50,000 value at maturity provides a first payment from the Balanced Division of $267.50, and payments thereafter of the varying dollar value of
178.33 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 178.33 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be
178.33 multiplied by $1.501000, or $267.68.

         However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 178.33 X $1.499000, or $267.32.

         For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.

                       VALUATION OF ASSETS OF THE ACCOUNT

         The value of Portfolio or Fund shares held in each Division of the Account at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Portfolio or Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual.

                          TRANSFERABILITY RESTRICTIONS

         Ownership of a Contract cannot be changed or the Contract sold, assigned or pledged as collateral for a loan, or for any other purpose, to any person other than Northwestern Mutual; except, that if the Owner of the Contract is a trustee of an employee trust qualified under the Code, or the custodian of a custodial account treated as such, it may transfer the Contract to a successor trustee or custodian. In addition, the trustee or custodian, as well as the employer under a qualified non-trusted pension plan, may assign the Contract to an employee upon termination of employment.

                                     EXPERTS


         The financial statements of the Account as of December 31, 2001 and for each of the two years in the period ended December 31, 2001and of Northwestern Mutual as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP provides audit services for the Account. The address of PricewaterhouseCoopers LLP is 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202.

 Account A Financial Statements
NML VARIABLE ANNUITY ACCOUNT A
Statement of Assets and Liabilities
December 31, 2001
(in thousands)

 Assets
   Investments at Market Value:
     Northwestern Mutual Series Fund, Inc.
       Small Cap Growth Stock
         8,748 shares (cost $17,350).........................    $ 15,624
       T. Rowe Price Small Cap Value
         576 shares (cost $543)..............................         585
       Aggressive Growth Stock
         27,500 shares (cost $96,370)........................      77,633
       International Growth Stock
         173 shares (cost $165)..............................         157
       Franklin Templeton International Equity
         24,394 shares (cost $39,250)........................      30,810
       Index 400 Stock
         8,172 shares (cost $9,465)..........................       9,168
       Growth Stock
         16,139 shares (cost $37,094)........................      32,717
       J.P. Morgan Select Growth and Income Stock
         18,915 shares (cost $27,776)........................      23,058
       Capital Guardian Domestic Equity
         298 shares (cost $277)..............................         291
       Index 500 Stock
         36,502 shares (cost $93,314)........................     104,943
       Asset Allocation
         822 shares (cost $787)..............................         800
       Balanced
         125,956 shares (cost $218,603)......................     229,239
       High Yield Bond
         7,733 shares (cost $6,179)..........................       5,018
       Select Bond
         19,936 shares (cost $23,404)........................      23,983
       Money Market
         27,159 shares (cost $27,159)........................      27,159
     Russell Insurance Funds
       Multi-Style Equity
         341 shares (cost $5,063)............................       4,111
       Aggressive Equity
         258 shares (cost $3,182)............................       2,947
       Non-U.S
         328 shares (cost $3,838)............................       2,861
       Real Estate Securities
         169 shares (cost $1,794)............................       1,820
       Core Bond
         151 shares (cost $1,497)............................       1,527    $594,451
                                                                 --------
   Due from Northwestern Mutual Life Insurance Company.......                       8
   Due from Sale of Fund Shares..............................                      39
                                                                             --------
           Total Assets......................................                $594,498
                                                                             ========
 Liabilities
   Due to Participants.......................................                $    739
   Due to Northwestern Mutual Life Insurance Company.........                      39
   Due on Purchase of Fund Shares............................                       8
                                                                             --------
           Total Liabilities.................................                     786
                                                                             ========
 Equity (Note 8)
   Contracts Issued Prior to December 17, 1981...............                $ 46,841
   Contracts Issued After December 16, 1981 and Prior to
     March 31, 1995..........................................                 421,383
   Contracts Issued On or After March 31, 1995:
     Front Load Version......................................                  20,123
     Back Load Version.......................................                  96,699
   Contracts Issued On or After March 31, 2000:
     Front Load Version......................................                   2,062
     Back Load Version.......................................                   6,604
                                                                             --------
           Total Equity......................................                 593,712
                                                                             --------
           Total Liabilities and Equity......................                $594,498
                                                                             ========

    The Accompanying Notes are an Integral Part of the Financial Statements

NML VARIABLE ANNUITY ACCOUNT A
Statement of Operations
(in thousands)

                                                                                             T. ROWE PRICE
                                                                   SMALL CAP GROWTH            SMALL CAP
                                         COMBINED                   STOCK DIVISION          VALUE DIVISION#
                                ---------------------------   ---------------------------   ---------------
                                 YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                    2001           2000           2001           2000            2001
--------------------------------------------------------------------------------------------------------------

Investment Income
 Dividend Income..............   $  53,045      $  56,065        $   1         $   379            $ 1
 Annuity Rate and Expense
   Guarantees.................       7,425          8,884          179             153              1
                                 ---------      ---------        -----         -------            ---
 Net Investment Income
   (Loss).....................      45,620         47,181         (178)            226             --
                                 ---------      ---------        -----         -------            ---

Realized and Unrealized Gain
 (Loss) on Investments
 Realized Gain (Loss) on
   Investments................      15,197         56,764         (343)            827             --
 Unrealized Appreciation
   (Depreciation) of
   Investments During the
   Period.....................    (124,257)      (120,838)        (338)         (1,850)            41
                                 ---------      ---------        -----         -------            ---
 Net Gain (Loss) on
   Investments................    (109,060)       (64,074)        (681)         (1,023)            41
                                 ---------      ---------        -----         -------            ---
 Increase (Decrease) in Equity
   Derived from Investment
   Activity...................   $ (63,440)     $ (16,893)       $(859)        $  (797)           $41
                                 =========      =========        =====         =======            ===

                                                              INTERNATIONAL    FRANKLIN TEMPLETON
                                     AGGRESSIVE GROWTH        GROWTH STOCK    INTERNATIONAL EQUITY
                                      STOCK DIVISION            DIVISION#           DIVISION              INDEX 400 STOCK DIVISION
                                ---------------------------   ----------------------------------------   ---------------------------
                                 YEAR ENDED     YEAR ENDED    PERIOD ENDED  YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31, DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                    2001           2000           2001         2001           2000           2001           2000
------------------------------  ----------------------------------------------------------------------------------------------------
Investment Income
 Dividend Income..............    $ 19,094       $ 13,412          $--       $ 3,729        $ 3,228          $ 97          $ 801
 Annuity Rate and Expense
   Guarantees.................       1,021          1,395           --           415            515            94             55
                                  --------       --------          ---       -------        -------          ----          -----
 Net Investment Income
   (Loss).....................      18,073         12,017           --         3,314          2,713             3            746
                                  --------       --------          ---       -------        -------          ----          -----
Realized and Unrealized Gain
 (Loss) on Investments
 Realized Gain (Loss) on
   Investments................         906         11,257           (8)         (245)         2,247           (41)           207
 Unrealized Appreciation
   (Depreciation) of
   Investments During the
   Period.....................     (40,892)       (18,313)          --        (8,897)        (5,914)          (36)          (414)
                                  --------       --------          ---       -------        -------          ----          -----
 Net Gain (Loss) on
   Investments................     (39,986)        (7,056)          (8)       (9,142)        (3,667)          (77)          (207)
                                  --------       --------          ---       -------        -------          ----          -----
 Increase (Decrease) in Equity
   Derived from Investment
   Activity...................    $(21,913)      $  4,961          $(8)      $(5,828)       $  (954)         $(74)         $ 539
                                  ========       ========          ===       =======        =======          ====          =====

                                                                  J.P. MORGAN SELECT
                                                                   GROWTH AND INCOME
                                   GROWTH STOCK DIVISION            STOCK DIVISION
                                ---------------------------   ---------------------------
                                 YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                    2001           2000           2001           2000
------------------------------  ---------------------------------------------------------
Investment Income
 Dividend Income..............    $ 1,497        $ 1,855        $   876         $ 1,774
 Annuity Rate and Expense
   Guarantees.................        403            473            286             362
                                  -------        -------        -------         -------
 Net Investment Income
   (Loss).....................      1,094          1,382            590           1,412
                                  -------        -------        -------         -------
Realized and Unrealized Gain
 (Loss) on Investments
 Realized Gain (Loss) on
   Investments................        464          3,581           (278)             (2)
 Unrealized Appreciation
   (Depreciation) of
   Investments During the
   Period.....................     (7,478)        (6,543)        (2,664)         (3,775)
                                  -------        -------        -------         -------
 Net Gain (Loss) on
   Investments................     (7,014)        (2,962)        (2,942)         (3,777)
                                  -------        -------        -------         -------
 Increase (Decrease) in Equity
   Derived from Investment
   Activity...................    $(5,920)       $(1,580)       $(2,352)        $(2,365)
                                  =======        =======        =======         =======

# The initial investment in this Division was made on July 31, 2001

    The Accompanying Notes are an Integral Part of the Financial Statements

NML VARIABLE ANNUITY ACCOUNT A
Statement of Operations
(in thousands)

                                CAPITAL GUARDIAN                                    ASSET
                                DOMESTIC EQUITY                                   ALLOCATION
                                   DIVISION#        INDEX 500 STOCK DIVISION      DIVISION#          BALANCED DIVISION
                                ----------------   ---------------------------   ------------   ---------------------------
                                  PERIOD ENDED      YEAR ENDED     YEAR ENDED    PERIOD ENDED    YEAR ENDED     YEAR ENDED
                                  DECEMBER 31,     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
         (CONTINUED)                  2001             2001           2000           2001           2001           2000
---------------------------------------------------------------------------------------------------------------------------

Investment Income
  Dividend Income.............        $ 1            $  5,168       $  6,161         $ 6          $ 19,440       $ 24,058
  Annuity Rate and Expense
    Guarantees................         --               1,297          1,722           2             2,955          3,494
                                      ---            --------       --------         ---          --------       --------
  Net Investment Income
    (Loss)....................          1               3,871          4,439           4            16,485         20,564
                                      ---            --------       --------         ---          --------       --------

Realized and Unrealized Gain
  (Loss) on Investments
  Realized Gain (Loss) on
    Investments...............         --               8,880         19,865          --             6,981         19,864
  Unrealized Appreciation
    (Depreciation) of
    Investments During the
    Period....................         12             (29,565)       (39,225)         11           (34,686)       (44,078)
                                      ---            --------       --------         ---          --------       --------
  Net Gain (Loss) on
    Investments...............         12             (20,685)       (19,360)         11           (27,705)       (24,214)
                                      ---            --------       --------         ---          --------       --------
  Increase (Decrease) in
    Equity Derived from
    Investment Activity.......        $13            $(16,814)      $(14,921)        $15          $(11,220)      $ (3,650)
                                      ===            ========       ========         ===          ========       ========


                                 HIGH YIELD BOND DIVISION        SELECT BOND DIVISION          MONEY MARKET DIVISION
                                ---------------------------   ---------------------------   ---------------------------
                                 YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
         (CONTINUED)                2001           2000           2001           2000           2001           2000
------------------------------  ---------------------------------------------------------------------------------------
Investment Income
  Dividend Income.............     $ 529          $ 611          $1,257         $1,463         $1,067         $1,609
  Annuity Rate and Expense
    Guarantees................        62             68             248            228            318            296
                                   -----          -----          ------         ------         ------         ------
  Net Investment Income
    (Loss)....................       467            543           1,009          1,235            749          1,313
                                   -----          -----          ------         ------         ------         ------
Realized and Unrealized Gain
  (Loss) on Investments
  Realized Gain (Loss) on
    Investments...............      (655)          (756)            (65)          (333)            --             --
  Unrealized Appreciation
    (Depreciation) of
    Investments During the
    Period....................       381           (119)            919            830             --             --
                                   -----          -----          ------         ------         ------         ------
  Net Gain (Loss) on
    Investments...............      (274)          (875)            854            497             --             --
                                   -----          -----          ------         ------         ------         ------
  Increase (Decrease) in
    Equity Derived from
    Investment Activity.......     $ 193          $(332)         $1,863         $1,732         $  749         $1,313
                                   =====          =====          ======         ======         ======         ======

# The initial investment in this Division was made on July 31, 2001

    The Accompanying Notes are an Integral Part of the Financial Statements

NML VARIABLE ANNUITY ACCOUNT A
Statement of Operations
(in thousands)

                                        RUSSELL MULTI-STYLE           RUSSELL AGGRESSIVE               RUSSELL NON-
                                          EQUITY DIVISION               EQUITY DIVISION                U.S. DIVISION
                                    ---------------------------   ---------------------------   ---------------------------
                                     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
(CONTINUED)                             2001           2000           2001           2000           2001           2000
---------------------------------------------------------------------------------------------------------------------------
Investment Income
  Dividend Income.................     $  91          $ 134           $  3          $ 261          $  17          $ 226
  Annuity Rate and Expense
    Guarantees....................        44             43             29             26             34             33
                                       -----          -----           ----          -----          -----          -----
  Net Investment Income (Loss)....        47             91            (26)           235            (17)           193
                                       -----          -----           ----          -----          -----          -----

Realized and Unrealized Gain (Loss)
  on Investments
  Realized Gain (Loss) on
    Investments...................      (154)           (74)           (69)            43           (287)            21
  Unrealized Appreciation
    (Depreciation) of Investments
    During the Period.............      (517)          (564)             6           (359)          (480)          (679)
                                       -----          -----           ----          -----          -----          -----
  Net Gain (Loss) on
    Investments...................      (671)          (638)           (63)          (316)          (767)          (658)
                                       -----          -----           ----          -----          -----          -----
  Increase (Decrease) in Equity
    Derived from Investment
    Activity......................     $(624)         $(547)          $(89)         $ (81)         $(784)         $(465)
                                       =====          =====           ====          =====          =====          =====

                                        RUSSELL REAL ESTATE              RUSSELL CORE
                                        SECURITIES DIVISION              BOND DIVISION
                                    ---------------------------   ---------------------------
                                     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
(CONTINUED)                             2001           2000           2001           2000
----------------------------------  ---------------------------------------------------------
Investment Income
  Dividend Income.................      $ 93           $ 43           $ 78           $ 50
  Annuity Rate and Expense
    Guarantees....................        21              9             16             12
                                        ----           ----           ----           ----
  Net Investment Income (Loss)....        72             34             62             38
                                        ----           ----           ----           ----
Realized and Unrealized Gain (Loss
  on Investments
  Realized Gain (Loss) on
    Investments...................        95             40             16            (23)
  Unrealized Appreciation
    (Depreciation) of Investments
    During the Period.............       (61)            97            (13)            68
                                        ----           ----           ----           ----
  Net Gain (Loss) on
    Investments...................        34            137              3             45
                                        ----           ----           ----           ----
  Increase (Decrease) in Equity
    Derived from Investment
    Activity......................      $106           $171           $ 65           $ 83
                                        ====           ====           ====           ====

# The initial investment in this Division was made on July 31, 2001

    The Accompanying Notes are an Integral Part of the Financial Statements

NML VARIABLE ANNUITY ACCOUNT A
Statement of Changes in Equity
(in thousands)

                                                                                                  T. ROWE
                                                                                                   PRICE
                                                                                                 SMALL CAP
                                                                       SMALL CAP GROWTH            VALUE
                                             COMBINED                   STOCK DIVISION           DIVISION#
                                    ---------------------------   ---------------------------   ------------
                                     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                        2001           2000           2001           2000           2001
---------------------------------------------------------------------------------------------------------------

Operations
 Net Investment Income............   $  45,620      $  47,181       $  (178)       $   226          $ --
 Net Realized Gain (Loss).........      15,197         56,764          (343)           827            --
 Net Change in unrealized
   Appreciation (Depreciation)....    (124,257)      (120,838)         (338)        (1,850)           41
                                     ---------      ---------       -------        -------          ----
Increase (Decrease) in Equity
 Derived from Investment
 Activity.........................     (63,440)       (16,893)         (859)          (797)           41
                                     ---------      ---------       -------        -------          ----

Equity Transactions
 Contract Owners' Net Payments....      46,213         54,157         1,932          2,791            87
 Annuity Payments.................      (1,316)        (1,472)           (7)           (13)           --
 Surrenders and Other (net).......     (83,649)      (121,406)       (1,362)        (1,308)           --
 Transfers from Other Divisions or
   Sponsor........................      83,322        137,543         4,029         19,138           490
 Transfers to Other Divisions or
   Sponsor........................     (84,772)      (138,779)       (4,403)        (8,365)          (34)
                                     ---------      ---------       -------        -------          ----
Increase (Decrease) in Equity
 Derived from Equity
 Transactions.....................     (40,202)       (69,957)          189         12,243           543
                                     ---------      ---------       -------        -------          ----
Net Increase (Decrease) in
 Equity...........................    (103,642)       (86,850)         (670)        11,446           584

Equity
 Beginning of Period..............     697,354        784,204        16,293          4,847            --
                                     ---------      ---------       -------        -------          ----
 End of Period....................   $ 593,712      $ 697,354       $15,623        $16,293          $584
                                     =========      =========       =======        =======          ====

                                                                  INTERNATIONAL
                                                                     GROWTH        FRANKLIN TEMPLETON
                                         AGGRESSIVE GROWTH            STOCK       INTERNATIONAL EQUITY
                                          STOCK DIVISION            DIVISION#           DIVISION
                                    ---------------------------   ----------------------------------------
                                     YEAR ENDED     YEAR ENDED    PERIOD ENDED  YEAR ENDED     YEAR ENDED
                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31, DECEMBER 31,   DECEMBER 31,
                                        2001           2000           2001         2001           2000
----------------------------------  -------------------------------------------------------------------------
Operations
 Net Investment Income............    $ 18,073       $ 12,017         $  0       $ 3,314        $ 2,713
 Net Realized Gain (Loss).........         906         11,257           (8)         (245)         2,247
 Net Change in unrealized
   Appreciation (Depreciation)....     (40,892)       (18,313)          --        (8,897)        (5,914)
                                      --------       --------         ----       -------        -------
Increase (Decrease) in Equity
 Derived from Investment
 Activity.........................     (21,913)         4,961           (8)       (5,828)          (954)
                                      --------       --------         ----       -------        -------
Equity Transactions
 Contract Owners' Net Payments....       6,978          8,119           24         2,894          3,890
 Annuity Payments.................         (37)           (49)          --           (17)           (19)
 Surrenders and Other (net).......     (10,388)       (19,221)          --        (4,910)        (6,674)
 Transfers from Other Divisions or
   Sponsor........................       7,243         26,450          154         3,316          7,129
 Transfers to Other Divisions or
   Sponsor........................     (10,995)       (17,887)         (13)       (4,969)        (8,486)
                                      --------       --------         ----       -------        -------
Increase (Decrease) in Equity
 Derived from Equity
 Transactions.....................      (7,199)        (2,588)         165        (3,686)        (4,160)
                                      --------       --------         ----       -------        -------
Net Increase (Decrease) in
 Equity...........................     (29,112)         2,373          157        (9,514)        (5,114)
Equity
 Beginning of Period..............     106,743        104,370           --        40,298         45,412
                                      --------       --------         ----       -------        -------
 End of Period....................    $ 77,631       $106,743         $157       $30,784        $40,298
                                      ========       ========         ====       =======        =======


                                                                                                    J.P. MORGAN SELECT
                                             INDEX 400                                               GROWTH AND INCOME
                                          STOCK DIVISION             GROWTH STOCK DIVISION            STOCK DIVISION
                                    ---------------------------   ---------------------------   ---------------------------
                                     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                        2001           2000           2001           2000           2001           2000
----------------------------------  ---------------------------------------------------------------------------------------
Operations
 Net Investment Income............    $     3        $   746        $ 1,094        $  1,382       $   590        $ 1,412
 Net Realized Gain (Loss).........        (41)           207            464           3,581          (278)            (2)
 Net Change in unrealized
   Appreciation (Depreciation)....        (36)          (414)        (7,478)         (6,543)       (2,664)        (3,775)
                                      -------        -------        -------        --------       -------        -------
Increase (Decrease) in Equity
 Derived from Investment
 Activity.........................        (74)           539         (5,920)         (1,580)       (2,352)        (2,365)
                                      -------        -------        -------        --------       -------        -------
Equity Transactions
 Contract Owners' Net Payments....      1,347          1,061          3,713           4,161         2,138          2,864
 Annuity Payments.................        (16)           (22)            (5)             (5)          (66)           (77)
 Surrenders and Other (net).......       (708)            28         (3,538)         (6,808)       (3,087)        (5,329)
 Transfers from Other Divisions or
   Sponsor........................      4,453          5,651          5,424          14,158         3,370          3,239
 Transfers to Other Divisions or
   Sponsor........................     (3,006)        (2,290)        (4,981)        (10,930)       (3,033)        (7,981)
                                      -------        -------        -------        --------       -------        -------
Increase (Decrease) in Equity
 Derived from Equity
 Transactions.....................      2,070          4,428            613             576          (678)        (7,284)
                                      -------        -------        -------        --------       -------        -------
Net Increase (Decrease) in
 Equity...........................      1,996          4,967         (5,307)         (1,004)       (3,030)        (9,649)
Equity
 Beginning of Period..............      7,162          2,195         38,024          39,028        26,087         35,736
                                      -------        -------        -------        --------       -------        -------
 End of Period....................    $ 9,158        $ 7,162        $32,717        $ 38,024       $23,057        $26,087
                                      =======        =======        =======        ========       =======        =======

# The initial investment in this Division was made on July 31, 2001

    The Accompanying Notes are an Integral Part of the Financial Statements

NML VARIABLE ANNUITY ACCOUNT A
Statement of Changes in Equity
(in thousands)

                                CAPITAL
                                GUARDIAN
                                DOMESTIC                                      ASSET
                                 EQUITY                                     ALLOCATION
                               DIVISION#      INDEX 500 STOCK DIVISION      DIVISION#          BALANCED DIVISION
                              ------------   ---------------------------   ------------   ---------------------------
                              PERIOD ENDED    YEAR ENDED     YEAR ENDED    PERIOD ENDED    YEAR ENDED     YEAR ENDED
                              DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
(CONTINUED)                       2001           2001           2000           2001           2001           2000
---------------------------------------------------------------------------------------------------------------------

Operations
  Net Investment Income.....      $  1         $  3,871       $  4,439         $  4         $ 16,485       $ 20,564
  Net Realized Gain
    (Loss)..................        --            8,880         19,865           --            6,981         19,864
  Net Change in unrealized
    Appreciation
    (Depreciation)..........        12          (29,565)       (39,225)          11          (34,686)       (44,078)
                                  ----         --------       --------         ----         --------       --------
Increase (Decrease) in
  Equity Derived from
  Investment Activity.......        13          (16,814)       (14,921)          15          (11,220)        (3,650)
                                  ----         --------       --------         ----         --------       --------

Equity Transactions
  Contract Owners' Net
    Payments................        25            7,565          9,486           86           12,043         13,081
  Annuity Payments..........        --             (337)          (468)          --             (684)          (715)
  Surrenders and Other
    (net)...................        (2)         (15,093)       (24,033)           2          (32,253)       (44,386)
  Transfers from Other
    Divisions or Sponsor....       254            9,028         16,159          699            9,588          8,372
  Transfers to Other
    Divisions or Sponsor....        --          (12,955)       (22,419)          (2)         (14,552)       (25,634)
                                  ----         --------       --------         ----         --------       --------
Increase (Decrease) in
  Equity Derived from Equity
  Transactions..............       277          (11,792)       (21,275)         785          (25,858)       (49,282)
                                  ----         --------       --------         ----         --------       --------
Net Increase (Decrease) in
  Equity....................       290          (28,606)       (36,196)         800          (37,078)       (52,932)

Equity
  Beginning of Period.......        --          133,513        169,709           --          266,001        318,933
                                  ----         --------       --------         ----         --------       --------
  End of Period.............      $290         $104,907       $133,513         $800         $228,923       $266,001
                                  ====         ========       ========         ====         ========       ========


                               HIGH YIELD BOND DIVISION        SELECT BOND DIVISION          MONEY MARKET DIVISION
                              ---------------------------   ---------------------------   ---------------------------
                               YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                              DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
(CONTINUED)                       2001           2000           2001           2000           2001           2000
----------------------------  ---------------------------------------------------------------------------------------
Operations
  Net Investment Income.....    $    467       $    543       $ 1,009        $ 1,235        $    749       $  1,313
  Net Realized Gain
    (Loss)..................        (655)          (756)          (65)          (333)             --             --
  Net Change in unrealized
    Appreciation
    (Depreciation)..........         381           (119)          919            830              --             --
                                --------       --------       -------        -------        --------       --------
Increase (Decrease) in
  Equity Derived from
  Investment Activity.......         193           (332)        1,863          1,732             749          1,313
                                --------       --------       -------        -------        --------       --------
Equity Transactions
  Contract Owners' Net
    Payments................         523            765         1,760          1,609           2,973          3,498
  Annuity Payments..........         (11)            (4)          (84)           (54)            (42)           (44)
  Surrenders and Other
    (net)...................        (888)          (968)       (3,070)        (3,755)         (7,417)        (8,367)
  Transfers from Other
    Divisions or Sponsor....       1,921            746         5,887          1,998          19,263         21,967
  Transfers to Other
    Divisions or Sponsor....      (1,860)        (2,016)       (2,868)        (3,403)        (13,859)       (21,732)
                                --------       --------       -------        -------        --------       --------
Increase (Decrease) in
  Equity Derived from Equity
  Transactions..............        (315)        (1,477)        1,625         (3,605)            918         (4,678)
                                --------       --------       -------        -------        --------       --------
Net Increase (Decrease) in
  Equity....................        (122)        (1,809)        3,488         (1,873)          1,667         (3,365)
Equity
  Beginning of Period.......       5,130          6,939        20,269         22,142          25,480         28,845
                                --------       --------       -------        -------        --------       --------
  End of Period.............    $  5,008       $  5,130       $23,757        $20,269        $ 27,147       $ 25,480
                                ========       ========       =======        =======        ========       ========

# The initial investment in this Division was made on July 31, 2001

    The Accompanying Notes are an Integral Part of the Financial Statements

NML VARIABLE ANNUITY ACCOUNT A
Statement of Changes in Equity
(in thousands)


                                        RUSSELL MULTI-STYLE           RUSSELL AGGRESSIVE             RUSSELL NON-U.S.
                                          EQUITY DIVISION               EQUITY DIVISION                  DIVISION
                                    ---------------------------   ---------------------------   ---------------------------
                                     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
(CONTINUED)                             2001           2000           2001           2000           2001           2000
---------------------------------------------------------------------------------------------------------------------------

Operations
  Net Investment Income...........    $    47        $    91         $  (26)        $  235        $   (17)       $   193
  Net Realized Gain (Loss)........       (154)           (74)           (69)            43           (287)            21
  Net Change in unrealized
    Appreciation (Depreciation)...       (517)          (564)             6           (359)          (480)          (679)
                                      -------        -------         ------         ------        -------        -------
Increase (Decrease) in Equity
  Derived from Investment
  Activity........................       (624)          (547)           (89)           (81)          (784)          (465)
                                      -------        -------         ------         ------        -------        -------

Equity Transactions
  Contract Owners' Net Payments...        675          1,088            447            556            505            712
  Annuity Payments................         (6)            (2)            --             --             --             --
  Surrenders and Other (net)......       (216)          (119)          (200)          (198)          (270)          (203)
  Transfers from Other Divisions
    or Sponsor....................      2,557          2,889          1,011          1,921          1,782          3,039
  Transfers to Other Divisions or
    Sponsor.......................     (2,372)        (1,712)          (792)          (842)        (1,616)        (1,221)
                                      -------        -------         ------         ------        -------        -------
Increase (Decrease) in Equity
  Derived from Equity
  Transactions....................        638          2,144            466          1,437            401          2,327
                                      -------        -------         ------         ------        -------        -------
Net Increase (Decrease) in
  Equity..........................         14          1,597            377          1,356           (383)         1,862

Equity
  Beginning of Period.............      4,097          2,500          2,498          1,142          3,245          1,383
                                      -------        -------         ------         ------        -------        -------
  End of Period...................    $ 4,111        $ 4,097         $2,875         $2,498        $ 2,862        $ 3,245
                                      =======        =======         ======         ======        =======        =======


                                        RUSSELL REAL ESTATE              RUSSELL CORE
                                        SECURITIES DIVISION              BOND DIVISION
                                    ---------------------------   ---------------------------
                                     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
(CONTINUED)                             2001           2000           2001           2000
----------------------------------
Operations
  Net Investment Income...........    $    72        $    34         $   62        $    38
  Net Realized Gain (Loss)........         95             40             16            (23)
  Net Change in unrealized
    Appreciation (Depreciation)...        (61)            97            (13)            68
                                      -------        -------         ------        -------
Increase (Decrease) in Equity
  Derived from Investment
  Activity........................        106            171             65             83
                                      -------        -------         ------        -------
Equity Transactions
  Contract Owners' Net Payments...        316            234            182            242
  Annuity Payments................         (4)            --             --             --
  Surrenders and Other (net)......       (127)           (17)          (122)           (48)
  Transfers from Other Divisions
    or Sponsor....................      2,039          3,101            814          1,586
  Transfers to Other Divisions or
    Sponsor.......................     (1,838)        (2,492)          (624)        (1,369)
                                      -------        -------         ------        -------
Increase (Decrease) in Equity
  Derived from Equity
  Transactions....................        386            826            250            411
                                      -------        -------         ------        -------
Net Increase (Decrease) in
  Equity..........................        492            997            315            494
Equity
  Beginning of Period.............      1,328            331          1,186            692
                                      -------        -------         ------        -------
  End of Period...................    $ 1,820        $ 1,328         $1,501        $ 1,186
                                      =======        =======         ======        =======

# The initial investment in this Division was made on July 31, 2001

    The Accompanying Notes are an Integral Part of the Financial Statements

 Financial Highlights
NML VARIABLE ANNUITY ACCOUNT A


(For a unit outstanding during the                        UNIT VALUE,          INCREASE
period)                                 YEAR OR PERIOD    BEGINNING OF       (DECREASE) IN       UNIT VALUE,
DIVISION                                   ENDED             PERIOD             EQUITY           END OF PERIOD
-----------------------------------------------------------------------------------------------------------------
Front Load Contract (Series QQ)
  Small Cap Growth Stock............       12/31/01          $1.972747          $(0.081899)         $1.890848
  T. Rowe Price Small Cap
    Value(1)........................       12/31/01           1.000000            0.015860           1.015860
  Aggressive Growth Stock...........       12/31/01           2.815081           (0.568557)          2.246524
  International Growth Stock(1).....       12/31/01           1.000000           (0.095536)          0.904464
  Franklin Templeton International
    Equity..........................       12/31/01           1.940943           (0.278442)          1.662501
  Index 400 Stock...................       12/31/01           1.313674           (0.013865)          1.299809
  Growth Stock......................       12/31/01           2.814641           (0.409854)          2.404787
  J.P. Morgan Select Growth and
    Income Stock....................       12/31/01           2.252648           (0.183473)          2.069175
  Capital Guardian Domestic
    Equity(1).......................       12/31/01           1.000000           (0.023524)          0.976476
  Index 500 Stock...................       12/31/01           2.842665           (0.347775)          2.494890
  Asset Allocation(1)...............       12/31/01           1.000000           (0.022672)          0.977328
  Balanced..........................       12/31/01           2.105871           (0.074585)          2.031286
  High Yield Bond...................       12/31/01           1.409248            0.064933           1.474181
  Select Bond.......................       12/31/01           1.461268            0.144995           1.606263
  Money Market......................       12/31/01           1.333271            0.046639           1.379910
  Russell Multi-Style Equity........       12/31/01           0.937760           (0.136467)          0.801293
  Russell Aggressive Equity.........       12/31/01           1.094433           (0.030180)          1.064253
  Russell Non-U.S...................       12/31/01           1.065355           (0.238046)          0.827309
  Russell Real Estate Securities....       12/31/01           1.172137            0.086778           1.258915
  Russell Core Bond.................       12/31/01           1.083276            0.075539           1.158815


(For a unit outstanding during the
period)                                                    EXPENSE
DIVISION                              TOTAL RETURN(2)      RATIO(3)
------------------------------------
Front Load Contract (Series QQ)
  Small Cap Growth Stock............       -4.15%           0.40%
  T. Rowe Price Small Cap
    Value(1)........................        1.59%           0.40%
  Aggressive Growth Stock...........      -20.20%           0.40%
  International Growth Stock(1).....       -9.55%           0.40%
  Franklin Templeton International
    Equity..........................      -14.35%           0.40%
  Index 400 Stock...................       -1.06%           0.40%
  Growth Stock......................      -14.56%           0.40%
  J.P. Morgan Select Growth and
    Income Stock....................       -8.14%           0.40%
  Capital Guardian Domestic
    Equity(1).......................       -2.35%           0.40%
  Index 500 Stock...................      -12.23%           0.40%
  Asset Allocation(1)...............       -2.27%           0.40%
  Balanced..........................       -3.54%           0.40%
  High Yield Bond...................        4.61%           0.40%
  Select Bond.......................        9.92%           0.40%
  Money Market......................        3.50%           0.40%
  Russell Multi-Style Equity........      -14.55%           0.40%
  Russell Aggressive Equity.........       -2.76%           0.40%
  Russell Non-U.S...................      -22.34%           0.40%
  Russell Real Estate Securities....        7.40%           0.40%
  Russell Core Bond.................        6.97%           0.40%

                                                          UNIT VALUE,          INCREASE
                                        YEAR OR PERIOD    BEGINNING OF       (DECREASE) IN       UNIT VALUE,
DIVISION                                   ENDED             PERIOD             EQUITY           END OF PERIOD
-----------------------------------------------------------------------------------------------------------------
Back Load Contract (Series QQ)
  Small Cap Growth Stock............       12/31/01          $1.945087          $(0.096594)         $1.848493
  T. Rowe Price Small Cap
    Value(1)........................       12/31/01           1.000000            0.012260           1.012260
  Aggressive Growth Stock...........       12/31/01           5.671037           (1.183853)          4.487184
  International Growth Stock(1).....       12/31/01           1.000000           (0.098742)          0.901258
  Franklin Templeton International
    Equity..........................       12/31/01           2.251266           (0.339347)          1.911919
  Index 400 Stock...................       12/31/01           1.295242           (0.024552)          1.270690
  Growth Stock......................       12/31/01           2.901600           (0.443580)          2.458020
  J.P. Morgan Select Growth and
    Income Stock....................       12/31/01           2.322995           (0.207320)          2.115675
  Capital Guardian Domestic
    Equity(1).......................       12/31/01           1.000000           (0.026996)          0.973004
  Index 500 Stock...................       12/31/01           4.343830           (0.563806)          3.780024
  Asset Allocation(1)...............       12/31/01           1.000000           (0.026138)          0.973862
  Balanced..........................       12/31/01           7.332002           (0.319640)          7.012362
  High Yield Bond...................       12/31/01           1.431888            0.053276           1.485164
  Select Bond.......................       12/31/01           7.541503            0.678091           8.219594
  Money Market......................       12/31/01           2.648821            0.069429           2.718250
  Russell Multi-Style Equity........       12/31/01           0.924598           (0.141263)          0.783335
  Russell Aggressive Equity.........       12/31/01           1.079072           (0.038660)          1.040412
  Russell Non-U.S...................       12/31/01           1.050412           (0.241633)          0.808779
  Russell Real Estate Securities....       12/31/01           1.155691            0.075035           1.230726
  Russell Core Bond.................       12/31/01           1.068073            0.064799           1.132872


                                                         EXPENSE
DIVISION                              TOTAL RETURN(2)    RATIO(3)
------------------------------------
Back Load Contract (Series QQ)
  Small Cap Growth Stock............       -4.97%         1.25%
  T. Rowe Price Small Cap
    Value(1)........................        1.23%         1.25%
  Aggressive Growth Stock...........      -20.88%         1.25%
  International Growth Stock(1).....       -9.87%         1.25%
  Franklin Templeton International
    Equity..........................      -15.07%         1.25%
  Index 400 Stock...................       -1.90%         1.25%
  Growth Stock......................      -15.29%         1.25%
  J.P. Morgan Select Growth and
    Income Stock....................       -8.92%         1.25%
  Capital Guardian Domestic
    Equity(1).......................       -2.70%         1.25%
  Index 500 Stock...................      -12.98%         1.25%
  Asset Allocation(1)...............       -2.61%         1.25%
  Balanced..........................       -4.36%         1.25%
  High Yield Bond...................        3.72%         1.25%
  Select Bond.......................        8.99%         1.25%
  Money Market......................        2.62%         1.25%
  Russell Multi-Style Equity........      -15.28%         1.25%
  Russell Aggressive Equity.........       -3.58%         1.25%
  Russell Non-U.S...................      -23.00%         1.25%
  Russell Real Estate Securities....        6.49%         1.25%
  Russell Core Bond.................        6.07%         1.25%

(1)  Portfolio commenced operations on July 31, 2001.
(2) Total Return includes deductions for management and other expenses; excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.
(3) Computed on an annualized basis. Does not include expenses of the underlying portfolio.

 Notes to Financial Statements

NML VARIABLE ANNUITY ACCOUNT A
December 31, 2001

NOTE 1 -- NML Variable Annuity Account A (the "Account") is a segregated asset account of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") used to fund variable annuity contracts ("contracts") for HR-10 and corporate pension and profit-sharing plans which qualify for special tax treatment under the Internal Revenue Code. Currently, two versions of the contract are offered: Front Load contracts with a sales charge up to 4% of purchase payments and Back Load contracts with a withdrawal charge of 0-8%.

NOTE 2 -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Principal accounting policies are summarized below.

NOTE 3 -- All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc. and the Russell Insurance Funds (collectively known as "the Funds"). The shares are valued at the Funds' offering and redemption prices per share. The Funds are diversified open-end investment companies registered under the Investment Company Act of 1940.

NOTE 4 -- Annuity reserves are based on published annuity tables with age adjustment and benefit payments which reflect actual investment experience. For variable payment plans issued prior to January 1, 1974, annuity reserves are based on the 1955 American Annuity Table with assumed interest rates of 3% or 5%. For variable payment plans issued on or after January 1, 1974 and before January 1, 1985, annuity reserves are based on the 1971 Individual Annuity Mortality Table with assumed interest rates of 3 1/2% or 5%. For variable payment plans issued on or after January 1, 1985, annuity reserves are based on the 1983 Annuity Table a adjusted with assumed interest rates of 3 1/2% or 5%.

NOTE 5 -- Dividend income from the Funds is recorded on the ex-date of the dividends. Transactions in the Funds' shares are accounted for on the trade date. The basis for determining cost on sale of the Funds' shares is identified cost. Purchases and sales of the Funds' shares for the year ended December 31, 2001 by each Division are shown below:

DIVISION                            PURCHASES        SALES
--------                            ---------        -----
Small Cap Growth Stock.........    $ 3,119,762    $ 3,107,912
T. Rowe Price Small Cap
  Value........................        544,334          1,251
Aggressive Growth Stock........     23,504,270     12,700,645
International Growth Stock.....        164,575              1
Franklin Templeton
  International Equity.........      5,754,067      6,134,228
Index 400 Stock................      4,038,686      1,955,209
Growth Stock...................      6,550,789      4,859,534
J.P. Morgan Select Growth and
  Income Stock.................      3,711,176      3,793,450
Capital Guardian Domestic
  Equity.......................        277,299             36
Index 500 Stock................     11,216,245     19,112,689
Asset Allocation...............        787,179              8
Balanced.......................     27,209,702     36,676,777
High Yield Bond................      1,951,937      1,795,043
Select Bond....................      6,619,324      3,765,014
Money Market...................     15,154,072     13,474,404
Russell Multi-Style Equity.....      1,097,267        483,989
Russell Aggressive Equity......        871,028        364,836
Russell Non-U.S................        973,304        616,921
Russell Real Estate
  Securities...................      1,738,713      1,297,610
Russell Core Bond..............        586,923        249,167

NOTE 6 -- A deduction for annuity rate and expense guarantees is determined daily and paid to Northwestern Mutual as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual may be insufficient to cover the actual costs incurred in connection with the contracts.

For contracts issued prior to December 17, 1981, the deduction is at an annual rate of 3/4 of 1% of the net assets of each Division attributable to these contracts. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a 1% annual rate.

For contracts issued after December 16, 1981 and prior to March 31, 1995, the deduction is at an annual rate of 1 1/4% of the net assets of each Division attributable to these contracts. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a 1 1/2% annual rate.

For contracts issued on or after March 31, 1995, for the Front Load version and the Back Load version, the deduction for

 Notes to Financial Statements

annuity rate and expense guarantees is determined daily at annual rates of 4/10 of 1% and 1 1/4%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed 3/4 of 1% and 1 1/2%, respectively.

For contracts issued on or after March 31, 2000, for the Front Load version and the Back Load version, the deduction for annuity rate and expense guarantees is determined daily at annual rates of 5/10 of 1% and 1 1/4%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed 3/4 of 1% and 1 1/2% annual rate, respectively. The current charges will not be increased for five years from the date of the most recent Prospectus.

Since 1995, Northwestern Mutual has paid a dividend to certain contracts. The dividend is reinvested in the Account and has been reflected as a Contract Owners' Net Payment in the accompanying financial statements.

NOTE 7 -- Northwestern Mutual is taxed as a "life insurance company" under the Internal Revenue Code and the operations of the Account form a part of and are taxed with those of Northwestern Mutual. Under current law, no federal income taxes are payable with respect to the Account. Accordingly, no provision for any such liability has been made.

 Notes to Financial Statements

NML VARIABLE ANNUITY ACCOUNT A
December 31, 2001
(in thousands, except accumulation unit values)

NOTE 8 -- Equity Values by Division are shown below:

                                                                                                     CONTRACTS ISSUED:
                                                          CONTRACTS ISSUED:                     AFTER DECEMBER 16, 1981 AND
                                                      PRIOR TO DECEMBER 17, 1981                  PRIOR TO MARCH 31, 1995
                                                --------------------------------------    ---------------------------------------
                                                ACCUMULATION       UNITS                  ACCUMULATION       UNITS
 DIVISION                                        UNIT VALUE     OUTSTANDING    EQUITY      UNIT VALUE     OUTSTANDING     EQUITY
 --------------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth Stock.....................     $1.873388           243       $   454      1.848493         5,700       $ 10,537
 T. Rowe Price Small Cap Value..............      1.014387            11            11      1.012260           293            296
 Aggressive Growth Stock....................      4.742335           305         1,444      4.487184        12,273         55,072
 International Growth Stock.................      0.903153            11            10      0.901258            91             82
 Franklin Templeton International Equity....      1.996677           340           679      1.911919        11,504         21,995
 Index 400 Stock............................      1.287807           335           431      1.270690         4,225          5,368
 Growth Stock...............................      2.554121           311           795      2.458020         8,243         20,262
 J.P. Morgan Select Growth and Income
   Stock....................................      2.198364           182           400      2.115675         6,685         14,144
 Capital Guardian Domestic Equity...........      0.975051            11            11      0.973004           193            188
 Index 500 Stock............................      3.994853         4,934        19,712      3.780024        15,617         59,034
 Asset Allocation...........................      0.975908            11            11      0.973862           477            464
 Balanced...................................      7.750204         1,566        12,135      7.012362        26,333        184,658
 High Yield Bond............................      1.543249            74           114      1.485164         1,881          2,794
 Select Bond................................      9.086342           515         4,675      8.219594         1,651         13,573
 Money Market...............................      3.004024           766         2,301      2.718250         6,010         16,336
 Russell Multi-Style Equity.................      0.793888            27            21      0.783335         2,727          2,136
 Russell Aggressive Equity..................      1.054435            64            67      1.040412         1,623          1,689
 Russell Non-U.S. ..........................      0.819680            52            42      0.808779         2,184          1,767
 Russell Real Estate Securities.............      1.247315            23            28      1.230726           812            999
 Russell Core Bond..........................      1.148123            17            19      1.132872           793            898
                                                                               -------                                   --------
   Equity...................................                                    43,360                                    412,292
   Annuity Reserves.........................                                     3,481                                      9,091
                                                                               -------                                   --------
   Total Equity.............................                                   $46,841                                   $421,383
                                                                               =======                                   ========

                                                           CONTRACTS ISSUED:                         CONTRACTS ISSUED:
                                                       ON OR AFTER MARCH 31, 1995                ON OR AFTER MARCH 31, 1995
                                                           FRONT LOAD VERSION                        BACK LOAD VERSION
                                                 --------------------------------------    --------------------------------------
                                                 ACCUMULATION       UNITS                  ACCUMULATION       UNITS
 DIVISION                                         UNIT VALUE     OUTSTANDING    EQUITY      UNIT VALUE     OUTSTANDING    EQUITY
 --------------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth Stock......................     $1.890848           324       $   612     $1.848493         1,809       $ 3,344
 T. Rowe Price Small Cap Value...............      1.015860            96            98      1.012260           151           153
 Aggressive Growth Stock.....................      2.246524         1,271         2,856      4.487184         3,733        16,752
 International Growth Stock..................      0.904464             8             7      0.901258            31            28
 Franklin Templeton International Equity.....      1.662501           870         1,446      1.911919         3,194         6,106
 Index 400 Stock.............................      1.299809           253           329      1.270690         1,706         2,167
 Growth Stock................................      2.404787           677         1,628      2.458020         3,786         9,305
 J.P. Morgan Select Growth and Income
   Stock.....................................      2.069175           657         1,359      2.115675         2,910         6,156
 Capital Guardian Domestic Equity............      0.976476             7             6      0.973004            71            69
 Index 500 Stock.............................      2.494890         1,234         3,078      3.780024         5,051        19,091
 Asset Allocation............................      0.977328            83            81      0.973862           215           209
 Balanced....................................      2.031286         1,745         3,545      7.012362         2,779        19,490
 High Yield Bond.............................      1.474181           211           312      1.485164         1,073         1,593
 Select Bond.................................      1.606263           301           483      8.219594           437         3,595
 Money Market................................      1.379910         2,064         2,848      2.718250         1,759         4,782
 Russell Multi-Style Equity..................      0.801293           609           488      0.783335         1,505         1,179
 Russell Aggressive Equity...................      1.064253           278           296      1.040412           685           713
 Russell Non-U.S. ...........................      0.827309           254           210      0.808779           820           663
 Russell Real Estate Securities..............      1.258915            97           122      1.230726           395           486
 Russell Core Bond...........................      1.158815            21            24      1.132872           367           416
                                                                                -------                                   -------
   Equity....................................                                    19,828                                    96,297
   Annuity Reserves..........................                                       295                                       402
                                                                                -------                                   -------
   Total Equity..............................                                   $20,123                                   $96,699
                                                                                =======                                   =======

 Notes to Financial Statements

                                                             CONTRACTS ISSUED:                        CONTRACTS ISSUED:
                                                        ON OR AFTER MARCH 31, 2000               ON OR AFTER MARCH 31, 2000
                                                            FRONT LOAD VERSION                        BACK LOAD VERSION
                                                   -------------------------------------    -------------------------------------
                                                   ACCUMULATION       UNITS                 ACCUMULATION       UNITS
 DIVISION                                           UNIT VALUE     OUTSTANDING    EQUITY     UNIT VALUE     OUTSTANDING    EQUITY
 --------------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth Stock........................     $0.865935          140        $  122     $1.848493          284        $  525
 T. Rowe Price Small Cap Value.................      1.015445           --            --      1.012260           26            26
 Aggressive Growth Stock.......................      0.719033          168           120      4.487184          243         1,093
 International Growth Stock....................      0.904093           18            16      0.901258           15            14
 Franklin Templeton International Equity.......      0.851962           93            79      1.911919          146           279
 Index 400 Stock...............................      1.023646          164           167      1.270690          362           460
 Growth Stock..................................      0.782628           66            52      2.458020          253           622
 J.P. Morgan Select Growth and Income Stock....      0.814020          138           113      2.115675          124           263
 Capital Guardian Domestic Equity..............      0.976072            8             8      0.973004            8             8
 Index 500 Stock...............................      0.779001          231           180      3.780024          277         1,049
 Asset Allocation..............................      0.976926           --            --      0.973862           35            34
 Balanced......................................      0.937735          819           768      7.012362          143         1,000
 High Yield Bond...............................      1.006773           70            71      1.485164           52            77
 Select Bond...................................      1.184790           96           114      8.219594           26           214
 Money Market..................................      1.079788            1             1      2.718250          180           489
 Russell Multi-Style Equity....................      0.751294           77            58      0.783335          137           107
 Russell Aggressive Equity.....................      0.903873           48            43      1.040412           64            67
 Russell Non-U.S. .............................      0.659991           92            61      0.808779          114            92
 Russell Real Estate Securities................      1.331406           35            46      1.230726           69            85
 Russell Core Bond.............................      1.148513           38            43      1.132872           89           100
                                                                                  ------                                   ------
   Equity......................................                                    2,062                                    6,604
   Annuity Reserves............................                                       --                                       --
                                                                                  ------                                   ------
   Total Equity................................                                   $2,062                                   $6,604
                                                                                  ======                                   ======

 Accountants' Report

[PRICEWATERHOUSECOOPERS LOGO]

Report of Independent Accountants

To The Northwestern Mutual Life Insurance Company and
Contract Owners of NML Variable Annuity Account A

In our opinion, the accompanying combined statement of assets and liabilities and the related combined and separate statements of operations and of changes in equity and financial highlights, present fairly, in all material respects, the financial position of NML Variable Annuity Account A and its Small Cap Growth Stock Division, T. Rowe Price Small Cap Value Division, Aggressive Growth Stock Division, International Growth Stock Division, Franklin Templeton International Equity Division, Index 400 Stock Division, Growth Stock Division, J.P. Morgan Select Growth & Income Stock Division, Capital Guardian Domestic Equity Division, Index 500 Stock Division, Asset Allocation Division, Balanced Division, High Yield Bond Division, Select Bond Division, Money Market Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-U.S. Division, Russell Real Estate Securities Division and Russell Core Bond Division thereof at December 31, 2001, the results of each of their operations for the year or period then ended and the changes in each of their equity for the two years or the period then ended and the financial highlights for the year or period then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of The Northwestern Mutual Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of shares owned at December 31, 2001 with Northwestern Mutual Series Fund, Inc., and the Russell Insurance Funds, provide a reasonable basis for our opinion.

[PRICEWATERHOUSECOOPERS LLP]

Milwaukee, Wisconsin
January 25, 2002

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
Consolidated Statement of Financial Position
(in millions)

The following financial statement of Northwestern Mutual should be considered only as bearing upon the ability of Northwestern Mutual to meet its obligations under the Policies.

                                                                   DECEMBER 31,
                                                                ------------------
                                                                 2001       2000
----------------------------------------------------------------------------------
ASSETS
  Bonds.....................................................    $44,306    $40,607
  Common and preferred stocks...............................      5,369      6,216
  Mortgage loans............................................     15,164     14,431
  Real estate...............................................      1,671      1,627
  Policy loans..............................................      9,028      8,504
  Other investments.........................................      4,817      4,508
  Cash and temporary investments............................      2,018      1,217
                                                                -------    -------
    TOTAL INVESTMENTS.......................................     82,373     77,110
  Due and accrued investment income.........................      1,048      1,008
  Net deferred tax assets...................................      1,602         --
  Deferred premium and other assets.........................      1,583      1,510
  Separate account assets...................................     11,786     12,497
                                                                -------    -------
    TOTAL ASSETS............................................    $98,392    $92,125
                                                                =======    =======

LIABILITIES AND SURPLUS
  Reserves for policy benefits..............................    $68,432    $62,816
  Policyowner dividends payable.............................      3,650      3,350
  Interest maintenance reserve..............................        375        378
  Asset valuation reserve...................................      2,034      2,298
  Income taxes payable......................................      1,329      1,228
  Other liabilities.........................................      3,894      3,662
  Separate account liabilities..............................     11,786     12,497
                                                                -------    -------
    TOTAL LIABILITIES.......................................     91,500     86,229
  Surplus...................................................      6,892      5,896
                                                                -------    -------
    TOTAL LIABILITIES AND SURPLUS...........................    $98,392    $92,125
                                                                =======    =======

   The Accompanying Notes are an Integral Part of these Financial Statements

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
Consolidated Statement of Operations
(in millions)

                                                                     FOR THE YEAR ENDED
                                                                        DECEMBER 31,
                                                                -----------------------------
                                                                 2001       2000       1999
---------------------------------------------------------------------------------------------
REVENUE
  Premiums..................................................    $ 9,408    $ 8,925    $ 8,344
  Net investment income.....................................      5,532      5,339      4,766
  Other income..............................................        405      1,118        970
                                                                -------    -------    -------
    TOTAL REVENUE...........................................     15,345     15,382     14,080
                                                                -------    -------    -------

BENEFITS AND EXPENSES
  Benefit payments to policyowners and beneficiaries........      3,808      4,541      4,023
  Net additions to policy benefit reserves..................      5,367      4,815      4,469
  Net transfers to separate accounts........................        502        469        516
                                                                -------    -------    -------
    TOTAL BENEFITS..........................................      9,677      9,825      9,008
  Commissions and operating expenses........................      1,453      1,416      1,287
                                                                -------    -------    -------
    TOTAL BENEFITS AND EXPENSES.............................     11,130     11,241     10,295
                                                                -------    -------    -------
    GAIN FROM OPERATIONS BEFORE DIVIDENDS AND TAXES.........      4,215      4,141      3,785
  Policyowner dividends.....................................      3,651      3,334      3,091
                                                                -------    -------    -------
    GAIN FROM OPERATIONS BEFORE TAXES.......................        564        807        694
  Income tax expense........................................        173        125        203
                                                                -------    -------    -------
    NET GAIN FROM OPERATIONS................................        391        682        491
  Net realized capital gains................................        259      1,147        846
                                                                -------    -------    -------
    NET INCOME..............................................    $   650    $ 1,829    $ 1,337
                                                                =======    =======    =======

   The Accompanying Notes are an Integral Part of these Financial Statements

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
Consolidated Statement of Changes in Surplus
(in millions)

                                                                    FOR THE YEAR ENDED
                                                                       DECEMBER 31,
                                                                ---------------------------
                                                                 2001      2000       1999
-------------------------------------------------------------------------------------------

BEGINNING OF YEAR BALANCE...................................    $5,896    $ 5,069    $4,741
  Net income................................................       650      1,829     1,337
  Increase (decrease) in net unrealized gains...............      (555)    (1,043)      213
  (Increase) decrease in asset valuation reserve............       264         73      (377)
  Charge-off of goodwill (Note 11)..........................        (9)       (12)     (842)
  Cumulative effect of changes in accounting principles
    (Note 1)................................................       749      --         --
  Increase in net deferred tax assets.......................        73      --         --
  Change in reserve valuation basis (Note 5)................       (61)     --         --
  Other net decreases.......................................      (115)       (20)       (3)
                                                                ------    -------    ------
    NET INCREASE IN SURPLUS.................................       996        827       328
                                                                ------    -------    ------

END OF YEAR BALANCE.........................................    $6,892    $ 5,896    $5,069
                                                                ======    =======    ======

   The Accompanying Notes are an Integral Part of these Financial Statements

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
Consolidated Statement of Cash Flows
(in millions)

                                                                    FOR THE YEAR ENDED
                                                                       DECEMBER 31,
                                                                --------------------------
                                                                 2001      2000      1999
------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
  Premiums and other income received........................    $6,607    $6,279    $5,881
  Investment income received................................     5,527     5,000     4,476
  Disbursement of policy loans, net of repayments...........      (524)     (566)     (358)
  Payments to policyowners and beneficiaries................    (3,996)   (3,967)   (3,495)
  Net transfers to separate accounts........................      (534)     (469)     (516)
  Commissions, expenses and taxes paid......................    (1,708)   (1,845)   (1,699)
  Other, net................................................       202       224       (56)
                                                                ------    ------    ------
      NET CASH PROVIDED BY OPERATING ACTIVITIES.............     5,574     4,656     4,233
                                                                ------    ------    ------

CASH FLOWS FROM INVESTING ACTIVITIES:
  PROCEEDS FROM INVESTMENTS SOLD OR MATURED:
    Bonds...................................................    35,318    29,539    20,788
    Common and preferred stocks.............................    15,465     9,437    13,331
    Mortgage loans..........................................     1,174     1,198     1,356
    Real estate.............................................       244       302       216
    Other investments.......................................       413       659       830
                                                                ------    ------    ------
                                                                52,614    41,135    36,521
                                                                ------    ------    ------
  COST OF INVESTMENTS ACQUIRED:
    Bonds...................................................    38,915    33,378    22,849
    Common and preferred stocks.............................    15,014     8,177    13,794
    Mortgage loans..........................................     2,003     2,261     2,500
    Real estate.............................................       353       224       362
    Other investments.......................................     1,106     1,535     1,864
                                                                ------    ------    ------
                                                                57,391    45,575    41,369
                                                                ------    ------    ------
  Net increase (decrease) due to securities lending and
    other...................................................         4      (158)      499
                                                                ------    ------    ------
      NET CASH USED IN INVESTING ACTIVITIES.................    (4,773)   (4,598)   (4,349)
                                                                ------    ------    ------
      NET INCREASE (DECREASE) IN CASH AND TEMPORARY
       INVESTMENTS..........................................       801        58      (116)
Cash and temporary investments, beginning of year...........     1,217     1,159     1,275
                                                                ------    ------    ------
Cash and temporary investments, end of year.................    $2,018    $1,217    $1,159
                                                                ======    ======    ======

   The Accompanying Notes are an Integral Part of these Financial Statements

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
Notes to Consolidated Statutory Financial Statements
December 31, 2001, 2000 and 1999

1. BASIS OF PRESENTATION AND CHANGES IN ACCOUNTING PRINCIPLES
The accompanying consolidated statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company and its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company (together, "the Company"). All intercompany balances and transactions have been eliminated. The Company offers life, annuity, disability income and long-term care insurance products to the personal, business, estate and tax-qualified markets.

The consolidated financial statements were prepared in conformity with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin ("statutory basis of accounting"). Effective January 1, 2001, insurance companies domiciled in Wisconsin are required to prepare statutory basis financial statements in accordance with the new National Association of Insurance Commissioners ("NAIC") Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin ("OCI").

These new requirements differ from those used prior to January 1, 2001, primarily because under the new statutory accounting principles: (1) deferred tax balances are established for temporary differences between book and tax bases of certain assets and liabilities, (2) investment valuation adjustments on impaired assets are measured differently and are reported as realized losses,
(3) pension and other employee benefit obligations are accounted for based on the funded status of the related plans, (4) recognition of earnings from unconsolidated subsidiaries and affiliates as net investment income is limited to dividends received, (5) certain software costs can be capitalized and amortized to expense over a maximum of five years, and (6) premiums, benefits and reserve changes for policies that do not have significant mortality or morbidity risks ("deposit-type contracts") are not included in revenue or benefits as reported in the consolidated statement of operations.

The cumulative effect of adoption of these new accounting principles was reported as an adjustment to surplus as of January 1, 2001, with no restatement of prior periods permitted. This cumulative effect was the difference in the amount of surplus that would have been reported at that date if the new accounting principles had been retroactively applied to all prior periods. The cumulative effect of these accounting changes increased surplus by $749 million at that date, and included the following (in millions):

Deferred tax accounting...........................    $850
Pension plan liabilities..........................     (74)
Investment valuation changes, net.................     (27)
                                                      ----
                                                      $749
                                                      ====

Financial statements prepared on the statutory basis of accounting differ from financial statements prepared in accordance with generally accepted accounting principles ("GAAP"), primarily because on a GAAP basis: (1) certain policy acquisition costs are deferred and amortized, (2) investment valuations and insurance reserves use different methods and assumptions, (3) deposit-type contracts, for which premiums, benefits and reserve changes are not included in revenue or benefits as reported in the statement of operations, are defined differently, (4) majority-owned, non-insurance subsidiaries are consolidated,
(5) changes in deferred taxes are reported as a component of net income, and (6) no deferral of realized gains and losses is permitted. The effects on the financial statements of the Company from the differences between the statutory basis of accounting and GAAP are material.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in conformity with the statutory basis of accounting requires management to use assumptions or make estimates that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual future results could differ from these assumptions and estimates.

INVESTMENTS
See Note 3 regarding the reported statement value and estimated fair value of the Company's investments in bonds, common and preferred stocks, mortgage loans and real estate.

POLICY LOANS
Policy loans primarily represent amounts borrowed from the Company by life insurance policyowners, secured by the cash value of the related policies. They are reported in the financial statements at unpaid principal balance.

OTHER INVESTMENTS
Other investments consist primarily of joint venture and partnership investments. These investments are valued at the Company's share of equity in the partnerships' or ventures' net assets, which approximates fair value. Other investments also include derivative financial instruments. See Note 4 regarding the Company's use of derivatives.

TEMPORARY INVESTMENTS
Temporary investments represent debt securities that have maturities of one year or less at purchase. They are reported at amortized cost, which approximates fair value.

NET INVESTMENT INCOME
Net investment income primarily represents interest and dividends received or accrued on bonds, mortgage loans, policy loans and other investments. It also includes amortization of any purchase premium or discount using the interest method, adjusted prospectively for any change in estimated yield-to-maturity. Investment income due and accrued that is deemed uncollectible is charged against net investment income in the period such determination is made, while investment income greater than 90 days past due is nonadmitted and charged directly to surplus. Beginning January 1, 2001, net investment income also includes dividends paid to the Company from accumulated earnings of unconsolidated subsidiaries, affiliates, partnerships and joint ventures. Prior to 2001, the Company's share of undistributed earnings in these entities was recognized as net investment income using the equity method. Net investment income is reduced by investment management expenses, real estate depreciation, depletion related to energy assets and interest costs associated with securities lending.

INTEREST MAINTENANCE RESERVE
The Company is required to maintain an interest maintenance reserve ("IMR"). The IMR is used to defer realized gains and losses, net of tax, on fixed income investments resulting from changes in interest rates. Net realized gains and losses deferred to the IMR are amortized into investment income over the estimated remaining term-to-maturity of the investment sold.

INVESTMENT CAPITAL GAINS AND LOSSES
Realized investment gains and losses are recognized based upon specific identification of securities sold. Beginning January 1, 2001 realized investment gains and losses also include valuation adjustments for impairment of bonds, stocks, mortgage loans and other investments with a decline in value that management considers to be other than temporary. Prior to 2001, these valuation adjustments were classified as unrealized investment losses and only realized upon disposition. Realized capital gains and losses as reported in the consolidated statement of operations are net of any IMR deferrals and current income tax expense. See Note 3 regarding details of reported realized capital gains and losses.

Unrealized investment gains and losses primarily represent changes in the reported fair value of common stocks. Beginning January 1, 2001 changes in the Company's share of undistributed earnings in unconsolidated subsidiaries, affiliates, partnerships and joint ventures are classified as changes in unrealized capital gains and losses. Prior to 2001, the Company's share of undistributed earnings in these entities was recognized as net investment income using the equity method. See Note 3 regarding details of reported changes in unrealized capital gains and losses.

ASSET VALUATION RESERVE
The Company is required to maintain an asset valuation reserve ("AVR"). The AVR establishes a general reserve for invested asset valuation using a formula prescribed by the NAIC. The AVR is designed to protect surplus against potential declines in the value of the Company's investments. Increases or decreases in AVR are reported as direct adjustments to surplus.

SEPARATE ACCOUNTS
See Note 7 regarding separate account assets and liabilities reported by the Company.

PREMIUM REVENUE
Life insurance premiums are recognized as revenue at the beginning of each policy year. Annuity, disability income and long-term care insurance premiums are recognized as revenue when received by the Company. Premium revenue is reported net of ceded reinsurance, see Note 9.

OTHER INCOME
Other income includes considerations received on supplementary annuity contracts, ceded reinsurance expense allowances and various insurance policy charges. Beginning January 1, 2001, considerations received on supplementary contracts without life contingencies are classified as deposit-type transactions and thereby excluded from revenue. Prior to 2001, these considerations were reported as revenue.

BENEFIT PAYMENTS TO POLICYOWNERS AND BENEFICIARIES
Benefit payments to policyowners and beneficiaries include death, surrender and disability benefits, as well as matured endowments and supplementary contract payments. Beginning January 1, 2001 benefit payments on supplementary contracts without life contingencies are classified as deposit-type transactions and thereby excluded from expense. Prior to 2001, these payments were reported as benefit expense. Benefit payments are reported net of ceded reinsurance recoveries, see Note 9.

RESERVES FOR POLICY BENEFITS
See Note 5 regarding the methods and assumptions used to establish the Company's reserves for future insurance policy benefits.

COMMISSIONS AND OPERATING EXPENSES
Commissions and other operating costs, including costs of acquiring new insurance policies, are generally charged to expense as incurred.

ELECTRONIC DATA PROCESSING EQUIPMENT AND SOFTWARE
Electronic data processing ("EDP") equipment and software used in the Company's business are reported at cost less accumulated depreciation. Beginning January 1, 2001 certain software costs are capitalized and depreciated over a maximum of five years, while EDP equipment is capitalized and depreciated over three years. Most unamortized software costs are nonadmitted assets and thereby excluded from surplus. Prior to 2001, the Company expensed all software costs, while EDP equipment was capitalized and amortized over its useful life. EDP equipment and software of $18 million and $16 million at December 31, 2001 and 2000, respectively, were net of accumulated depreciation of $44 million and $43 million, respectively, and included in other assets in the consolidated statement of financial position. Depreciation expense is recorded using the straight-line method and totaled $14 million, $8 million and $9 million for the years ended December 31, 2001, 2000 and 1999, respectively.

POLICYOWNER DIVIDENDS
Almost all life insurance policies and certain annuity and disability income policies issued by the Company are participating. Annually, the Company's Board of Trustees approves dividends payable on participating policies in the following fiscal year, which are accrued and charged to operations when approved. Participating policyowners generally have the option to direct their dividends to be paid in cash, used to reduce future premiums due or used to purchase additional insurance. A majority of dividends are used by policyowners to purchase additional insurance and are reported as premiums in the consolidated statement of operations, but are not included in premiums received or policy benefits paid in the consolidated statement of cash flows.

NONADMITTED ASSETS
Certain assets are designated as nonadmitted and thereby not permitted as a component of surplus on the statutory basis of accounting. Such assets, principally pension-related assets, amounts advanced to or due from the Company's financial representatives, and fixed assets, EDP equipment and software net of accumulated depreciation, are excluded from the consolidated statement of financial position. Changes in nonadmitted assets are reported as direct adjustments to surplus.

RECLASSIFICATION
Certain financial statement balances for 2000 and 1999 have been reclassified to conform to the current year presentation.

3. INVESTMENTS

BONDS
Investments in bonds are reported in the financial statements at amortized cost, except for bonds in default, which are reported at the lower of amortized cost or fair value.

Statement value and estimated fair value of these securities at December 31, 2001 and 2000 were as follows:

                           RECONCILIATION TO ESTIMATED FAIR VALUE
                       -----------------------------------------------
                                     GROSS        GROSS      ESTIMATED
                       STATEMENT   UNREALIZED   UNREALIZED     FAIR
DECEMBER 31, 2001        VALUE       GAINS        LOSSES       VALUE
-----------------      ---------   ----------   ----------   ---------
                                        (IN MILLIONS)
U.S. Government......   $ 4,271      $  221       $ (84)      $ 4,408
States, territories
  and possessions....       262          29       --              291
Special revenue and
  assessments........     6,032         185         (23)        6,194
Public utilities.....     2,748          86         (19)        2,815
Banks, trust and
  insurance
  companies..........     1,306          46         (18)        1,334
Industrial and
  miscellaneous......    29,685       1,026        (555)       30,156
Parent, subsidiaries
  and affiliates.....         2       --          --                2
                        -------      ------       -----       -------
  Total..............   $44,306      $1,593       $(699)      $45,200
                        =======      ======       =====       =======

                           RECONCILIATION TO ESTIMATED FAIR VALUE
                       -----------------------------------------------
                                     GROSS        GROSS      ESTIMATED
                       STATEMENT   UNREALIZED   UNREALIZED     FAIR
DECEMBER 31, 2000        VALUE       GAINS        LOSSES       VALUE
-----------------      ---------   ----------   ----------   ---------
                                        (IN MILLIONS)
U.S. Government......   $ 3,870      $  241      $   (44)     $ 4,067
States, territories
  and possessions....       261          18        --             279
Special revenue and
  assessments........     5,830         190          (26)       5,994
Public utilities.....     2,669          37          (77)       2,629
Banks, trust and
  insurance
  companies..........     1,128          29           (3)       1,154
Industrial and
  miscellaneous......    26,846         542         (888)      26,500
Parent, subsidiaries
  and affiliates.....         3       --           --               3
                        -------      ------      -------      -------
  Total..............   $40,607      $1,057      $(1,038)     $40,626
                        =======      ======      =======      =======

Estimated fair value is based upon values published by the Securities Valuation Office ("SVO") of the NAIC. In the absence of SVO-published values, estimated fair value is based upon quoted market prices, if available. For bonds without quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models.

Statement value and estimated fair value by contractual maturity at December 31, 2001 is shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                        STATEMENT   ESTIMATED
                                          VALUE     FAIR VALUE
                                        ---------   ----------
                                            (IN MILLIONS)
Due in one year or less...............   $   823     $   812
Due after one year through five
  years...............................     5,931       6,062
Due after five years through ten
  years...............................    13,923      14,186
Due after ten years...................    10,604      10,730
                                         -------     -------
                                          31,281      31,790
Structured securities.................    13,025      13,410
                                         -------     -------
  Total...............................   $44,306     $45,200
                                         =======     =======

COMMON AND PREFERRED STOCKS
Common stocks are reported in the financial statements at fair value, which is based upon quoted market prices, if available. For common stock without quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models.

Preferred stocks rated "1" (highest quality), "2" (high quality), or "3" (medium quality) by the SVO are reported in the financial statements at amortized cost. All other preferred stock is reported at the lower of cost or fair value. Estimated fair value is based upon quoted market prices, if available. For preferred stock without quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models.

For any decline in the fair value of a common or preferred stock that is considered to be other than temporary, a valuation adjustment is made to reduce the cost of the security to fair value and recognized as a realized capital loss.

MORTGAGE LOANS AND REAL ESTATE
Mortgage loans are reported in the financial statements at unpaid principal balance, less any valuation allowance or unamortized commitment or origination fees. These fees are generally deferred and amortized into investment income using the interest method. Mortgage loans are collateralized by properties located throughout the United States and Canada. The Company attempts to minimize mortgage loan investment risk by diversification of borrowers, geographic locations and types of collateral properties.

The maximum and minimum interest rates for mortgage loans originated during 2001 were 9.8% and 6.4%, respectively. The aggregate average ratio of loaned amounts to the value of collateral for mortgage loans originated during 2001 was 68%, with a maximum of 100% for any single loan.

Mortgage loans are considered impaired when, based on current information, management considers it probable that the Company will be unable to collect all principal and interest due according to the contractual terms of the loan. If necessary, a valuation adjustment is made to reduce the carrying value of an impaired loan to the lower of unpaid principal balance or estimated net realizable value based on appraisal of the collateral property. If the impairment is considered to be temporary, the change in valuation adjustment is classified as an unrealized gain or loss. Beginning January 1, 2001 valuation adjustments for impairments considered to be other than temporary are classified as realized losses. Prior to 2001, all changes in valuation adjustments were classified as unrealized gains and losses. At December 31, 2001, reported value of mortgage loans was reduced by $112 million in valuation adjustments.

Real estate investments are reported in the financial statements at cost, less encumbrances and accumulated depreciation of buildings or other improvements using a straight-line method over the estimated useful life of the improvements. An investment in real estate is considered impaired when the projected undiscounted net cash flow from the investment is less than depreciated cost. When the Company determines that an investment in real estate is impaired, a valuation adjustment is made to reduce the carrying value to estimated fair value, after encumbrances, based on appraisal of the property. At December 31, 2001, reported value of real estate investments was reduced by $52 million in valuation adjustments.

CAPITAL GAINS AND LOSSES
Realized investment gains and losses for the years ended December 31, 2001, 2000 and 1999 were as follows:

                                        FOR THE YEAR ENDED
                                        DECEMBER 31, 2001
                                  ------------------------------
                                                          NET
                                                        REALIZED
                                  REALIZED   REALIZED    GAINS
                                   GAINS      LOSSES    (LOSSES)
                                  --------   --------   --------
                                          (IN MILLIONS)
Bonds...........................   $  537    $  (674)    $(137)
Common and preferred stocks.....      863       (569)      294
Mortgage loans..................    --           (10)      (10)
Real estate.....................       85        (11)       74
Other invested assets...........      296       (149)      147
                                   ------    -------     -----
                                   $1,781    $(1,413)      368
                                   ======    =======
Less: Capital gains taxes.......                            98
Less: IMR gains (losses)........                            11
                                                         -----
Net realized capital gains......                         $ 259
                                                         =====

                                        FOR THE YEAR ENDED
                                        DECEMBER 31, 2000
                                  ------------------------------
                                                          NET
                                                        REALIZED
                                  REALIZED   REALIZED    GAINS
                                   GAINS      LOSSES    (LOSSES)
                                  --------   --------   --------
                                          (IN MILLIONS)
Bonds..........................    $  369     $(416)     $  (47)
Common and preferred stocks....     1,534      (333)      1,201
Mortgage loans.................     --          (25)        (25)
Real estate....................       101      --           101
Other invested assets..........       395      (177)        218
                                   ------     -----      ------
                                   $2,399     $(951)      1,448
                                   ======     =====
Less: Capital gains taxes......                             353
Less: IMR gains (losses).......                             (52)
                                                         ------
Net realized capital gains.....                          $1,147
                                                         ======

                                        FOR THE YEAR ENDED
                                        DECEMBER 31, 1999
                                  ------------------------------
                                                          NET
                                                        REALIZED
                                  REALIZED   REALIZED    GAINS
                                   GAINS      LOSSES    (LOSSES)
                                  --------   --------   --------
                                          (IN MILLIONS)
Bonds..........................    $  219     $(404)     $ (185)
Common and preferred stocks....     1,270      (255)      1,015
Mortgage loans.................        22       (12)         10
Real estate....................        92      --            92
Other invested assets..........       308      (189)        119
                                   ------     -----      ------
                                   $1,911     $(860)      1,051
                                   ======     =====
Less: Capital gains taxes......                             244
Less: IMR gains (losses).......                             (39)
                                                         ------
Net realized capital gains.....                          $  846
                                                         ======

Proceeds on the sale of securities totaled $30 billion, $25 billion, and $16 billion for the years ended December 31, 2001, 2000 and 1999, respectively.

Changes in net unrealized investment gains and losses for the years ended December 31, 2001, 2000 and 1999 were as follows:

                                        FOR THE YEAR ENDED
                                           DECEMBER 31,
                                      -----------------------
                                      2001     2000     1999
                                      -----   -------   -----
                                           (IN MILLIONS)
Bonds...............................  $ (15)  $  (208)  $(178)
Common and preferred stocks.........   (699)     (851)    415
Mortgage loans......................   --          (2)    (10)
Real estate.........................   --          (4)     (2)
Other investments...................   (193)       22     (12)
                                      -----   -------   -----
                                       (907)  $(1,043)  $ 213
                                              =======   =====
Change in deferred taxes............    352
                                      -----
                                      $(555)
                                      =====

See Note 10 regarding the accounting change in 2001 for deferred taxes.

SECURITIES LENDING
The Company has entered into securities lending agreements whereby certain securities are loaned to third parties, primarily major brokerage firms. The Company's policy requires a minimum of 102% of the fair value of the loaned securities as collateral, calculated on a daily basis in the form of either cash or securities. Collateral assets held and the related liability due to counterparties of $1.3 billion and $1.4 billion are included in the consolidated statement of financial position at December 31, 2001 and 2000, respectively, and approximate the statement value of securities loaned at those dates.

4. DERIVATIVE FINANCIAL INSTRUMENTS
In the normal course of business, the Company enters into transactions to reduce its exposure to fluctuations in interest rates, foreign currency exchange rates and market volatility. Market risk arises from changes in the fair value of the underlying instruments. The Company is also exposed to credit risk in the event of nonperformance of the counterparties.

Derivative investments are classified as other investments in the consolidated statement of financial position. Derivative financial instruments that hedge specific assets and liabilities are reported in a manner consistent with the hedged item (e.g. at amortized cost or fair value), while derivative financial instruments that hedge a portfolio of assets or liabilities are reported at fair value. Fair value is estimated as the amount that the Company would expect to receive or pay upon termination of the contract at the reporting date. Changes in the carrying value of derivatives that hedge a portfolio of assets or liabilities are reported as realized capital gains and losses.

The Company held the following positions for hedging purposes at December 31, 2001 and 2000:

                                                                      DECEMBER 31, 2001                  DECEMBER 31, 2000
                                                                -----------------------------      -----------------------------
                                                                CARRYING    NOTIONAL    FAIR       CARRYING    NOTIONAL    FAIR
DERIVATIVE INSTRUMENT                                            VALUE       AMOUNT     VALUE       VALUE       AMOUNT     VALUE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                         (IN MILLIONS)
SPECIFIC HEDGES:
  Foreign currency swaps....................................        1          70        11            6         118         5
  Forward contracts.........................................       --         200         3           --         400        10
  Interest rate swaps.......................................        1          88         6           --          83         2
  Swaptions/interest rate floors............................       14         829        32           16         977        16
  Default swaps.............................................       --          57        --           --          52        --

PORTFOLIO HEDGES:
  Common stock futures and equity swaps.....................        9         221         9           28         565        28
  Financial futures.........................................       (2)        203        (2)          --          --        --
  Foreign currency forward contracts........................       --         502        --          (26)        803        (3)

The carrying value of derivative financial instruments includes receivables of $9 million and $23 million at December 31, 2001 and 2000, respectively. The notional or contractual amounts of derivative financial instruments are used to denominate the transactions and do not represent the amounts exchanged between the parties.

The Company uses foreign currency swaps, which are traded over-the-counter, to hedge its exposure to bond cash-flows denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a specified rate of exchange in the future.

The Company uses forward contracts to buy or sell a financial instrument at a specified future date. Forward contracts fix the price, quantity, quality and date of the purchase and sale. Some forward contracts involve the initial payment of cash and may be settled in cash instead of physical delivery of the underlying instrument.

The Company uses interest rate swap agreements to hedge its exposure to floating rate bond coupon payments. An interest rate swap is a contractual agreement to exchange payments based on the actual or expected price level, performance or value of one or more underlying interest rates. The Company is required to pay the counterparty the stream of variable interest payments based on the coupon payments from the hedged bonds, and in turn, receives a fixed payment from the counterparty, at a predetermined interest rate. The net receipts/payments from these interest rate swaps are recorded in net investment income.

The Company uses swaptions and interest rate floors to hedge against the negative impact of a significant and sustained increase or decrease in interest rates. The purpose of the Company's swaption program is to protect against the effect of rising interest rates. Swaptions entitle the Company to receive settlement payments from the counterparties on specified expiration date, contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate multiplied by the notional amount. The premium paid for the swaptions is included in other investments and is amortized into interest income over the term of the agreements. Floors are option contracts in which the floor seller, in return for a premium, agrees to limit the risk associated with a decline in a reference rate or index.

The Company uses default swaps to hedge against a drop in bond prices due to credit concerns of certain bond issuers. A credit swap allows the Company to put the bond back to the counterparty at par upon a credit event by the bond issuer. A credit event is defined as bankruptcy, failure to pay, or obligation acceleration.

The Company uses common stock futures and equity swaps to mitigate its exposure to equity market fluctuations. Futures are standardized forward contracts traded on organized exchanges. Swaps are contracts to exchange, for a period of time, the investment performance of one underlying instrument for the investment performance of another underlying instrument, typically without exchanging the instruments themselves.

The Company uses financial futures contracts to hedge against interest rate risks on a portion of its fixed maturity securities. These contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price. They may be settled in cash or through delivery of the financial instrument. Cash settlements on the change in market value of financial futures contracts are made daily.

The Company uses foreign currency forward contracts, which are traded over-the-counter, to hedge some of the foreign exchange risk of investments denominated in foreign currencies. The foreign currency forward contracts obligate the Company to deliver a specified amount of foreign currency at a future date at a specified exchange rate.

5. RESERVES FOR POLICY BENEFITS
Reserves for policy benefits represent the estimated net present value of future policy benefits, less future policy premiums, established using actuarial methods based on mortality and morbidity experience tables and valuation interest rates prescribed by the OCI. Use of these actuarial tables and methods involves estimation of future mortality and morbidity. Actual future experience could differ from the assumptions used to make these estimates.

Life insurance reserves on substantially all policies issued since 1978 are based on the Commissioner's Reserve Valuation Method ("CRVM") with interest rates ranging from 3 1/2% to 5 1/2%. Other life policy reserves are primarily based on the net level premium method, employing various mortality tables at interest rates ranging from 2% to 4 1/2%. As of December 31, 2001, the Company has $690 billion of total life insurance in-force, including $7 billion of life insurance in-force for which the gross premiums are less than the net premiums according to the standard valuation methods and assumptions set by the OCI.

As of January 1, 2001, the Company changed the valuation basis for reserves on certain term life insurance policies. The impact of this change increased policy benefit reserves by $61 million, and is reported as a direct reduction of surplus for the year ended December 31, 2001.

Tabular cost has been determined from the basic data for the calculation of policy reserves. Tabular less actual reserves released has been determined from the basic data for the calculation of reserves and reserves released. Tabular interest has been determined from the basic data for the calculation of policy reserves. Tabular interest on funds not involving life contingencies is calculated as the product of the valuation rate of interest times the mean of the amount of funds subject to such rate held at the beginning and end of the year of valuation.

Additional premiums are charged for substandard lives for policies issued after January 1, 1956. Net level premium or CRVM mean reserves are based on multiple mortality tables or one-half the net flat or other extra mortality charge. The Company waives deduction of fractional premiums upon death of insured and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

Deferred annuity reserves on contracts issued since 1985 are primarily valued using the Commissioner's Annuity Reserve Valuation Method with interest rates ranging from 3 1/2% to 6 1/4%. Other deferred annuity reserves are based on contract value. Immediate annuity reserves are based on present values of expected benefit payments at interest rates ranging from 3 1/2% to 7 1/2%. Beginning January 1, 2001 changes in future policy benefits on supplementary contracts without life contingencies are classified as deposit-type transactions and thereby excluded from net additions to policy benefit reserves in the consolidated statement of operations. Prior to 2001, these reserve changes were reported as a component of operations.

At December 31, 2001, the withdrawal characteristics of the Company's annuity reserves and deposit liabilities were as follows:

                                           AMOUNT     PERCENT
                                           -------    -------
                                             (IN MILLIONS)
Subject to discretionary
  withdrawal -- with market value
  adjustment...........................    $ 8,936     63.5%
Subject to discretionary
  withdrawal -- without market value
  adjustment...........................      2,260     16.1%
Not subject to discretionary withdrawal
  provision............................      2,869     20.4%
                                           -------     -----
                                           $14,065    100.0%
                                           =======

Active life reserves for disability income ("DI") policies issued since 1987 are primarily based on the two-year preliminary term method using a 4% interest rate and the 1985 Commissioner's Individual Disability Table A ("CIDA") for morbidity. Active life reserves for prior DI policies are based on the net level premium method, interest rates ranging from 3% to 4% and the 1964 Commissioner's Disability Table for morbidity. Disabled life reserves for DI policies are based on the present values of expected benefit payments, primarily using the 1985 CIDA (modified for Company experience in the first four years of disability) and interest rates ranging from 3% to 5 1/2%.

6. PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED
Gross deferred and uncollected insurance premiums represent premiums due to be received from policyowners through the next policy anniversary date. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected premiums at December 31, 2001 were as follows:

TYPE OF BUSINESS                            GROSS      NET
----------------                            ------    ------
                                             (IN MILLIONS)
Ordinary new business...................    $  145    $   77
Ordinary renewal........................     1,351     1,103
                                            ------    ------
                                            $1,496    $1,180
                                            ======    ======

7. SEPARATE ACCOUNTS
Separate account assets and related policy liabilities represent the segregation of funds deposited by variable life insurance and annuity policyowners. Policyowners bear the investment performance risk associated with variable products. Separate account assets are invested at the direction of the policyowner in a variety of mutual fund options. Variable annuity policyowners also have the option to invest in a fixed interest rate annuity in the general account of the Company. Separate account assets are reported at fair value based primarily on quoted market prices.

All separate accounts liabilities are non-guaranteed. Following is a summary of separate account liabilities by withdrawal characteristic at December 31, 2001 (in millions):

At market value................................    $ 9,780
Not subject to discretionary withdrawal........      1,762
Non-policy liabilities.........................        244
                                                   -------
  Total........................................    $11,786
                                                   =======

Separate account premiums and other considerations received during the year ended December 31, 2001 were $1,419 million and reported as revenues in the consolidated statement of operations. Following is a summary reconciliation of amounts reported as transfers to and from separate accounts in the summary of operations of the Company's NAIC Separate Account Annual Statement and the amount reported as net transfers to separate accounts in the accompanying statement of operations for the year ended December 31, 2001 (in millions):

From Separate Account Annual Statement:
  Transfers to Separate Accounts.................  $ 1,419
  Transfers from Separate Accounts...............   (1,128)
                                                   -------
                                                       291
Reconciling adjustments:
  Investment management and administrative
    charges......................................       72
  Mortality, breakage and taxes..................      139
                                                   -------
    Net transfers to separate accounts...........  $   502
                                                   =======

8. EMPLOYEE AND REPRESENTATIVE BENEFIT PLANS
The Company sponsors noncontributory defined benefit retirement plans for all eligible employees and field representatives. These include tax-qualified plans, as well as nonqualified plans that provide benefits to certain participants in excess of ERISA limits for qualified plans. The Company's policy is to fully fund the obligations of qualified plans in accordance with ERISA requirements.

Beginning January 1, 2001 the costs associated with these retirement benefits are expensed over the period that the participant provides services to the Company, including recognition of pension assets and liabilities based on the funded status of the related plans. Pension assets are nonadmitted and thereby excluded from surplus. Prior to 2001, the Company recognized pension expense only in the periods in which contributions to plan assets were made.

In addition to pension benefits, the Company provides certain health care and life insurance benefits ("postretirement benefits") to retired employees, representatives and eligible dependents. Substantially all employees and representatives will become eligible for these benefits if they reach retirement age while working for the Company.

The funded status of the Company's defined benefit plans, both funded and unfunded, and postretirement benefits at December 31, 2001 were as follows:

                             FUNDED   UNFUNDED   POSTRETIREMENT
                             PLANS     PLANS        BENEFITS
                             ------   --------   --------------
                                       (IN MILLIONS)
Accumulated benefit
  obligation:
  Vested participants......  $ 874     $ 169          $ 96
  Nonvested participants...     10         1            --
                             ------    -----          ----
                               884       170            96
Effect of future salary
  increases................    240        71            --
                             ------    -----          ----
  Projected benefit
    obligation.............  1,124       241            96
Plan assets at fair
  value....................  1,819        (4)           24
                             ------    -----          ----
  Funded status............    695      (245)          (72)
Unrecognized transition
  (asset) liability........   (657)       --            --
                             ------    -----          ----
  Net pension asset
    (liability)............  $  38     $(245)         $(72)
                             ======    =====          ====

The projected benefit obligations were estimated using a discount rate of 7%, an assumed long-term rate of return on plan assets of 9%, and assumptions regarding future employee turnover and compensation trends based on Company experience. Plan assets are invested primarily in common stocks and corporate debt securities through a separate account of the Company. Fair value of plan assets is based primarily on quoted market value.

Changes in projected benefit obligations and plan assets during the year ended December 31, 2001 were as follows:

                                      PENSION   POSTRETIREMENT
                                       PLANS       BENEFITS
                                      -------   --------------
                                           (IN MILLIONS)
Benefit obligation at January 1.....  $1,259         $89
Changes in benefit obligation:
  Service cost......................      50           7
  Interest cost.....................      86           6
  Benefits paid.....................     (30)         (6)
                                      ------         ---
Benefit obligation at December 31...  $1,365         $96
                                      ======         ===
Fair value of plan assets at January
  1.................................  $1,694         $23
Changes in plan assets:
  Expected return on plan assets....     151           2
  Benefits paid.....................     (30)         (1)
                                      ------         ---
Fair value of plan assets at
  December 31.......................  $1,815         $24
                                      ======         ===

The components of net periodic pension expense (benefit) for the year ended December 31, 2001 were as follows (in millions):

Service cost of benefits earned....................  $  50
Interest cost on projected obligations.............     86
Expected return on plan assets.....................   (151)
                                                     -----
  Net periodic pension expense (benefit)...........  $ (15)
                                                     =====

The components of net periodic postretirement expense (benefit) for the year ended December 31, 2001 were as follows (in millions):

Service cost of benefits earned.....................  $ 7
Interest cost on projected obligations..............    6
Expected return on plan assets......................   (2)
                                                      ---
  Net periodic postretirement expense...............  $11
                                                      ===

The accumulated postretirement benefit obligation was estimated using a discount rate of 7%, an assumed rate of return on plan assets of 9%, and assumptions regarding participant retirement, morbidity and mortality based on Company experience. The estimate also assumes a health care cost rate increase of 10% per year, grading down 1% to an ultimate rate of 5% after 5 years. A further increase in the assumed healthcare cost trend of 1% in each year would increase the accumulated postretirement benefit obligation as of December 31, 2001 by $8 million and net periodic postretirement benefit expense during 2001 by $1 million. A decrease in the assumed healthcare cost trend of 1% in each year would decrease the accumulated postretirement benefit obligation as of December 31, 2001 by $8 million and net periodic postretirement benefit expense during 2001 by $1 million.

The Company also sponsors a contributory 401(k) plan for eligible employees and a noncontributory defined contribution plan for full-time representatives. For the years ended December 31, 2001, 2000 and 1999 the Company expensed total contributions to these plans of $20 million, $19 million and $18 million, respectively.

9. REINSURANCE
In the normal course of business, the Company seeks to limit its life insurance exposure to loss on any single insured and to recover a portion of benefits paid by ceding insurance coverage to reinsurers under excess and coinsurance contracts. The Company retains a maximum of $25 million of coverage per individual life and $35 million maximum of coverage per joint life. The Company also has an excess reinsurance contract for certain disability income policies with retention limits varying based upon coverage type.

The amounts shown in the consolidated financial statements are reported net of reinsurance. Reserves for policy benefits at December 31, 2001 and 2000 were reported net of ceded reserves of $757 million and $663 million, respectively.

The effect of reinsurance on premium revenue and benefits expense for the years ended December 31, 2001, 2000 and 1999 was as follows:

                                        FOR THE YEAR ENDED
                                           DECEMBER 31,
                                    --------------------------
                                     2001      2000      1999
                                    ------    ------    ------
                                          (IN MILLIONS)
Direct premium revenue..........    $9,956    $9,419    $8,785
Premiums ceded..................      (548)     (494)     (441)
                                    ------    ------    ------
  Net premium revenue               $9,408    $8,925    $8,344
                                    ======    ======    ======
Direct benefits expense.........    10,109    10,140    $9,270
Benefits ceded..................      (432)     (315)     (262)
                                    ------    ------    ------
  Net benefits expense..........    $9,677    $9,825    $9,008
                                    ======    ======    ======

In addition, the Company received $161 million, $146 million and $133 million for the years ended December 31, 2001, 2000 and 1999, respectively, from reinsurers as allowances for reimbursement of commissions and other expenses on ceded business. These amounts are included in other income in the consolidated statement of operations.

Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company attempts to minimize this risk by diversifying its reinsurance coverage among a number of reinsurers that meet its standards for strong financial condition.

10. INCOME TAXES
The Company files a consolidated federal income tax return with the following entities:

  Northwestern Mutual Investment Services, LLC
  Northwestern International Holdings, Inc.
  NML Real Estate Holdings, LLC and subsidiaries
  NML Securities Holdings, LLC and subsidiaries
  Northwestern Investment Management Company, LLC
  Northwestern Securities Holdings, LLC
  Northwestern Mutual Trust Company
  Baird Holding Company
  Frank Russell Company

  Bradford, Inc.
  Network Planning Advisors, LLC
  Mason Street Advisors, LLC
  NML -- CBO, LLC

Under written tax sharing agreements, the Company collects from or refunds to these subsidiaries income taxes determined as if the subsidiaries filed separate tax returns. Federal income tax returns for years through 1997 are closed as to further assessment of tax. Adequate provision has been made in the financial statements for any additional taxes that may become due with respect to the open years.

Beginning January 1, 2001 the Company accounts for deferred tax assets and liabilities, which reflect the financial statement impact of cumulative temporary differences between the tax and financial statement bases of assets and liabilities. Prior to 2001, no deferred tax balances were reported. The components of the net deferred tax asset at December 31, 2001 were as follows (in millions):

Deferred tax assets.............................    $3,053
Deferred tax liabilities........................    (1,451)
                                                    ------
  Net deferred tax assets.......................    $1,602
                                                    ======

Deferred tax assets relate primarily to temporary differences between the tax and financial statement bases of policy benefit liabilities, as well as the temporary difference created by unamortized policy acquisition costs capitalized for tax purposes. Deferred tax assets increased by $374 million for the year ended December 31, 2001 due primarily to increases in these same temporary differences. Deferred tax liabilities relate primarily to temporary differences between the tax and financial statement bases of investments. Deferred tax liabilities decreased by $51 million for the year ended December 31, 2001 due primarily to changes in temporary differences relating to investments.

Changes in deferred tax assets and liabilities related to changes in unrealized gains and losses on investments are reported as a component of changes in unrealized capital gains and losses in the consolidated statement of changes in surplus. Other changes in deferred tax assets and liabilities are direct adjustments to surplus and separately reported in the consolidated statement of changes in surplus.

The Company's taxable income can vary significantly from gain from operations before taxes due to differences between book and tax valuation of assets and liabilities. Also, the Company must capitalize and amortize for tax purposes, as opposed to immediately deducting, an amount deemed to represent the cost of acquiring new business ("DAC tax"). Further, the Company pays an "equity tax" that is assessed only on the surplus of mutual life insurance companies.

The Company's effective tax rate of 21%, for the year ended December 31, 2001, is determined as the relationship between the sum of total taxes, including those that affect net income and changes in deferred taxes not related to unrealized gains and losses on investments, to the sum of gain from operations before taxes and pretax net realized gains. This rate was less than the federal corporate tax rate of 35% due primarily to differences between book and tax basis amounts of net investment income and realized capital gains and losses. Prior to 2001, the Company's effective tax rate was based only on tax expense attributed to net gain from operations and its relationship to gain from operations before taxes.

Effective tax rates for the years ended December 31, 2000, and 1999 were 16% and 29%, respectively. The effective rates were less than the federal corporate rate of 35% due primarily to differences between book and tax investment income and, in 2000, prior year adjustments.

11. FRANK RUSSELL COMPANY ACQUISITION AND GOODWILL
The Company acquired Frank Russell Company ("Russell") effective January 1, 1999 for a purchase price of approximately $955 million. Russell is a leading investment management and consulting firm, providing investment advice, analytical tools and investment vehicles to institutional and individual investors in more than 30 countries. This investment is accounted for using the equity method, adjusted for the charge-off of acquisition goodwill, and is included in common stocks in the consolidated statement of financial position. During the three years ended December 31, 2001, the Company charged-off directly from surplus approximately $863 million, representing the goodwill associated with the acquisition. The Company has received permission from the OCI for this charge-off.

As part of the acquisition, the Company has unconditionally guaranteed certain debt obligations of Russell, including $350 million of senior notes and up to $150 million of other credit facilities.

12. CONTINGENCIES
The Company has also guaranteed certain obligations of other affiliates. These guarantees totaled approximately $135 million at December 31, 2001 and are generally supported by the underlying net asset values of the affiliates. In addition, the Company routinely makes commitments to fund mortgage loans or other investments in the normal course of business. These commitments aggregated to $1.9 billion at December 31, 2001 and were extended at market interest rates and terms.

The Company is engaged in various legal actions in the normal course of its investment and insurance operations. In the opinion of management, any losses resulting from such actions would not have a material effect on the Company's results of operations or financial position.

13. RELATED PARTY TRANSACTIONS
During 2001, 2000 and 1999, the Company transferred appreciated equity investments to wholly-owned subsidiaries as a capital contribution to the subsidiaries. Realized capital gains of $244 million, $220 million and $287 million for 2001, 2000 and 1999, respectively, were reported based on the fair value of the assets at transfer.

14. FAIR VALUE OF FINANCIAL INSTRUMENTS
The fair value of financial instruments, represented by investment assets (including derivatives) and certain policy liabilities at December 31, 2001 was as follows (in millions):

                                           DECEMBER 31, 2001
                                          --------------------
                                          STATEMENT     FAIR
                                            VALUE       VALUE
                                          ---------    -------
ASSETS
Bonds.................................     $44,306     $45,200
Common and preferred stocks...........       5,369       7,072
Mortgage loans........................      15,164      15,875
Real estate...........................       1,671       2,406
Policy loans..........................       9,028       9,375
Other investments, including
  derivatives.........................       4,817       5,244
Cash and short-term investments.......       2,018       2,018
LIABILITIES
Investment-type insurance reserves....     $ 3,417     $ 3,191

Fair value of bonds, common and preferred stocks and derivative financial instruments were based upon quoted market prices, when available. For those not actively traded, fair values were estimated using independent pricing services or internally developed pricing models. The fair value of mortgage loans was estimated by discounting estimated future cash flows using market interest rates for debt with comparable credit risk and maturities. Real estate fair value was determined by discounting estimated future cash flows using market interest rates. Policy loan fair value was estimated based on discounted projected cash flows using market interest rates and assumptions regarding future loan repayments based on Company experience. Other investments include joint ventures and partnerships, valued using the equity method, which approximates fair value.

The fair value of investment-type insurance reserves was estimated by discounting estimated future cash flows at market interest rates for similar instruments with comparable maturities.

[PRICEWATERHOUSECOOPERS LOGO]

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Policyowners of The Northwestern Mutual Life Insurance Company

We have audited the accompanying consolidated statement of financial position of The Northwestern Mutual Life Insurance Company and its subsidiary ("the Company") as of December 31, 2001 and 2000, and the related consolidated statements of operations, of changes in surplus and of cash flows for each of the three years in the period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these consolidated financial statements using accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (statutory basis of accounting), which practices differ from accounting principles generally accepted in the United States of America. Accordingly, the consolidated financial statements are not intended to represent a presentation in accordance with generally accepted accounting principles. The effects on the consolidated financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, the consolidated financial statements audited by us (1) do not present fairly in conformity with generally accepted accounting principles, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary as of December 31, 2001 and 2000, or the results of their operations or their cash flows for each of the three years in the period ended December 31, 2001 because of the effects of the variances between the statutory basis of accounting and generally accepted accounting principles referred to in the preceding paragraph, and (2) do present fairly, in all material respects, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary as of December 31, 2001 and 2000 and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, on the basis of accounting described in Note 1.

As discussed in Note 1 to the financial statements, the Company adopted the accounting policies in the revised National Association of Insurance Commissioners "Accounting Practices and Procedures Manual" -- Effective January 1, 2001, as required by the Office of the Commissioner of Insurance of the State of Wisconsin. The effect of adoption is recorded as an adjustment to surplus as of January 1, 2001.

[PRICEWATERHOUSECOOPERS LLC SIG]
January 22, 2002

                                TABLE OF CONTENTS





                                                                           PAGE
                                                                           ----


DISTRIBUTION OF THE CONTRACTS...............................................B-2

DETERMINATION OF ANNUITY PAYMENTS...........................................B-2
         Amount of Annuity Payments.........................................B-2
         Annuity Unit Value.................................................B-3
         Illustrations of Variable Annuity Payments.........................B-3

VALUATION OF ASSETS OF THE ACCOUNT..........................................B-4

TRANSFERABILITY RESTRICTIONS................................................B-4

EXPERTS.....................................................................B-4


FINANCIAL STATEMENTS OF THE ACCOUNT.........................................B-5
(as of December 31, 2001 and for each of the two years in
 the period ended December 31, 2001)

   Report of Independent Accountants.......................................B-17
   (as of December 31, 2001 and for each of the two years in
     the period ended December 31, 2001)

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL................................B-18
(as of December 31, 2001 and 2000 and for each of the three
 years in the period ended December 31, 2001)

   Report of Independent Accountants.......................................B-34
   (as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001)



                                     PART C
                                OTHER INFORMATION

Item 24.          Financial Statements and Exhibits
         (a)               Financial Statements
                           The financial statements of NML Variable Annuity Account A and The Northwestern Mutual Life Insurance Company are included in the Statement of Additional Information.

                           NML Variable Annuity Account A
                            (as of December 31, 2001 and for each of the two
                             years in the period ended December 31, 2001
                             Statement of Assets and Liabilities
                             Statement of Operations
                             Changes in Equity
                             Notes to Financial Statements
                             Report of Independent Accountants

                           The Northwestern Mutual Life Insurance Company
                            (as of December 31, 2001 and 2000 and for each of
                             the three years in the period ended December 31,
                             2001)
                             Consolidated Statement of Financial Position
                             Consolidated Statement of Operations
                             Consolidated Statement of Changes in Surplus
                             Consolidated Statement of Cash Flows
                             Notes to Consolidated Statutory Financial
                             Statements
                             Report of Independent Accountants

         (b)      Exhibits

         Exhibit B(10)              Consent of PricewaterhouseCoopers LLP

         The following exhibits were filed in electronic format with Post-Effective Amendment No. 4 on Form N-4 for NML Variable Annuity Account A, File No. 333-72913, CIK 0000790162, dated May 31, 2001, and are incorporated herein by reference:

         Exhibit B(4)(a)            Flexible Payment Variable Annuity Front Load
                                    Contract, RR.V.A. (032000), including
                                    Contract amendment (sex neutral)

         Exhibit B(4)(a)(1)         Flexible Payment Variable Annuity Back Load
                                    Contract, RR.V.A. (032000), including
                                    Contract amendment (sex neutral)

         Exhibit B(4)(b)            Variable Annuity Front Load and Back Load
                                    Contract Payment Rate Tables, RR.V.A.B
                                    (032000), included in Exhibits B(4)(a) and B(4)(a)(1) above (sex distinct)

         Exhibit B(4)(c)            Enhanced Death Benefit for Front Load and
                                    Back Load Contracts, VA. EDB. (032000),
                                    included in Exhibits B(4)(a) and B(4)(a)(1) above

         Exhibit B(4)(d)            Waiver of Withdrawal Charge for Back Load
                                    Contract, VA.WWC. (032000), included in
                                    Exhibit B(4)(a)(1) above

         Exhibit B(5)               Amended application forms for Front Load and
                                    Back Load Contracts, included in Exhibits
                                    B(4)(a) and B(4)(a)(1) above

         The following exhibits were filed in electronic format with the Registration Statement on Form N-4 for NML Variable Annuity Account A, File No. 333-72913, CIK 0000790162, dated February 25, 1999, and are incorporated herein by reference:

         Exhibit B(8)(a)     Form of Participation Agreement Among Russell
                             Insurance Funds, Russell Fund Distributors, Inc.
                             and The Northwestern Mutual Life Insurance Company

         Exhibit B(8)(b)     Form of Administrative Service Fee Agreement
                             between The Northwestern Mutual Life Insurance
                             Company and Frank Russell Company

         The following exhibit was filed in electronic format with the Registration Statement on Form S-6 for Northwestern Mutual Variable Life Account, File No. 333-59103, CIK 0000742277, dated July 15, 1998, and is incorporated herein by reference.

         Exhibit A(6)(b)     Amended By-Laws of The Northwestern Mutual Life
                             Insurance Company dated January 28, 1998

         The following exhibits were filed in electronic format with the Registration Statement on Form N-4 for NML Variable Annuity Account A, File No. 333-22455, CIK 0000790162, dated February 27, 1997, and are incorporated herein by reference:

          Exhibit 99(b) Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company creating the Account and resolution of the Executive Committee designating the formations of "NML Variable Annuity Account A" and "NML Variable Annuity Account B"

         Exhibit A(3)(A)     Distribution Contract

         The following exhibit was filed in electronic format with Post-Effective Amendment No. 6 on Form N-4 for NML Variable Annuity Account A, File No. 33-58476, CIK 0000790162, dated November 13, 1995, and is incorporated herein by reference:

         EX-99.B1 Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company

Item 25.   Directors and Officers of the Depositor

The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company as of March 1, 2002, without regard to their activities relating to variable annuity contracts or their authority to act or their status as "officers" as that term is used for certain purposes of the federal securities laws and rules thereunder.

TRUSTEES

Name                                Business Address

Edward E. Barr                      Sun Chemical Corporation
                                    222 Bridge Plaza
                                    South Fort Lee, NJ 07024

Gordon T. Beaham III                Faultless Starch/Bon Ami Co.
                                    1025 West Eighth Street
                                    Kansas City, MO 64101

John M. Bremer                       The Northwestern Mutual Life
                                       Insurance Company
                                     720 East Wisconsin Avenue
                                     Milwaukee, WI 53202

Peter W. Bruce                       The Northwestern Mutual Life
                                       Insurance Company
                                     720 East Wisconsin Avenue
                                     Milwaukee, WI 53202

Robert C. Buchanan                   Fox Valley Corporation
                                     100 West Lawrence Street
                                     P.O. Box 727
                                     Appleton, WI  54911

George A. Dickerman                  68 Normandy Road
                                     Longmeadow, MA  01106-1259

Pierre S. du Pont                    Richards, Layton and Finger
                                     P.O. Box 551
                                     1 Rodney Square
                                     Wilmington, DE 19899

James D. Ericson                     Firstar Building
                                     Suite 3010
                                     777 East Wisconsin Avenue
                                     Milwaukee, WI 53202

J. E. Gallegos                       Gallegos Law Firm
                                     460 St. Michaels Drive
                                     Building 300
                                     Santa Fe, NM 87505

Stephen N. Graff                     805 Lone Tree Road
                                     Elm Grove, WI 53122-2014

Patricia Albjerg Graham              Graduate School of Education
                                     Harvard University
                                     420 Gutman
                                     Cambridge, MA  02138

James P. Hackett                     Steelcase Inc.
                                     901 -- 44th Street
                                     Grand Rapids, MI  49508

Stephen F. Keller                    101 South Las Palmas Avenue
                                     Los Angeles, CA 90004

Barbara A. King                      Landscape Structures, Inc.
                                     Route 3
                                     601-7th Street South
                                     Delano, MN 55328

J. Thomas Lewis                      228 St. Charles Avenue
                                     Suite 1024
                                     New Orleans, LA 70130

Daniel F. McKeithan, Jr.             Tamarack Petroleum Company, Inc.
                                     Suite 1920
                                     777 East Wisconsin Avenue
                                     Milwaukee, WI 53202

Guy A. Osborn                        3809 West Fairway Heights Drive
                                     Mequon, WI  53092

Timothy D. Proctor                   Diageo plc
                                     Kingsley House
                                     1a Wimpole Street
                                     London W1G 0DA
                                     Great Britain

H. Mason Sizemore, Jr.               The Seattle Times
                                     Fairview Avenue North and John Street
                                     P.O. Box 70
                                     Seattle, WA  98109

Harold B. Smith, Jr.                 Illinois Tool Works, Inc.
                                     3600 West Lake Avenue
                                     Glenview, IL 60625-5811

Sherwood H. Smith, Jr.               Carolina Power & Light Company
                                     421 Fayetteville Street Mall
                                     P.O. Box 1551
                                     Raleigh, NC  27602

Peter M. Sommerhauser                Godfrey & Kahn, S.C.
                                     780 North Water Street
                                     Milwaukee, WI 53202-3590

John E. Steuri                       52 River Ridge Road
                                     Little Rock, AR 72227-1518

John J. Stollenwerk                  Allen-Edmonds Shoe Corporation
                                     201 East Seven Hills Road
                                     P.O. Box 998
                                     Port Washington, WI 53074-0998

Barry L. Williams                    Williams Pacific Ventures, Inc.
                                     109 Stevenson Street -- 5th Floor
                                     San Francisco, CA 94105-3409

Kathryn D. Wriston                   c/o Shearman & Sterling
                                     599 Lexington Avenue, Room 1064
                                     New York, NY 10022

Edward J. Zore                                  The Northwestern Mutual Life
                                                Insurance Company
                                                720 East Wisconsin Avenue
                                                Milwaukee, WI 53202

EXECUTIVE OFFICERS


Name                                        Title
----                                        -----

Edward J. Zore                            President and Chief Executive Officer
John M. Bremer                            Senior Executive Vice President and Chief Compliance Officer
Peter W. Bruce                            Senior Executive Vice President (Insurance)
Deborah A. Beck                           Executive Vice President (Planning and Technology)
William H. Beckley                        Executive Vice President (Agencies)
Bruce L. Miller                           Executive  Vice President (Marketing)
Mason G. Ross                             Executive Vice President and Chief Investment Officer
Mark G. Doll                              Senior Vice President (Public Markets)
Richard L. Hall                           Senior Vice President (Life Insurance)
William C. Koenig                         Senior Vice President and Chief Actuary
Gary A. Poliner                           Senior Vice President & CFO
Charles D. Robinson                       Senior Vice President (Investment Products and Services)
John E. Schlifske                         Senior Vice President (Securities and Real Estate)
Leonard F. Stecklein                      Senior Vice President (Annuity and Accumulation Products)
Frederic H. Sweet                         Senior Vice President (Corporate and Government Relations)
Walt J. Wojcik                            Senior Vice President (Information Systems)
Robert J. Berdan                          Vice President, General Counsel and Secretary
Steven T. Catlett                         Vice President and Controller
Thomas E. Dyer                            Vice President (Corporate Services)
Christine H. Fiasca                       Vice President (Field Systems Administration)
Susan A. Lueger                           Vice President (Human Resources)
Jean M. Maier                             Vice President (Field Services Support)
Meridee J. Maynard                        Vice President (Disability Income)
Gregory C. Oberland                       Vice President (New Business)
Barbara F. Piehler                        Vice President (Information Systems)
Marcia Rimai                              Vice President (Policyowner Services)
James F. Reiskytl                         Vice President (Tax and Financial Planning)
Lora A. Rosenbaum                         Vice President (Compliance/Best Practices)
J. Edward Tippetts                        Vice President (Marketing)
Martha M. Valerio                         Vice President (Information Systems)
David B. Wescoe                           Vice President (Northwestern Mutual Investment Services)
W. Ward White                             Vice President (Communications)
Michael L. Youngman                       Vice President (Government Relations)

OTHER OFFICERS

Name                                                                   Title
----                                                                   -----

John M. Abbott                                       Director - Benefits Resources
Todd J. Allen                                        Assistant Director -- Disability Income
Jac Amerell                                          Associate Director -- Controllers
Carl G. Amick                                        Director - Disability Products/Standards
Maria J. Avila                                       Associate Director -- Information Systems
Mark J. Backe                                        Assistant General Counsel
Michael J. Backus                                    Associate Director - Information Systems
John E. Bailey                                       Senior Actuary
Nicholas H. Bandow                                   Assistant Director - Information Systems




Margaret A. Barkley                                  Director - Agency
Walter L. Barlow                                     Assistant Director - Education
Rebekah B. Barsch                                    Director NML Foundation
Bradford P. Bauer                                    Assistant Director - Advanced Marketing
Blaise C. Beaulier                                   Assistant Director -- Information Systems
Faye M. Belschner                                    Assistant Director - Marketing
Nancy J. Bentley                                     Assistant Director - Information Systems
Beth M. Berger                                       Assistant General Counsel & Assistant Secretary
Frederick W. Bessette                                Assistant General Counsel & Assistant Secretary
Ann M. Schaefer Binder                               Assistant Director -- Information Systems
Mark S. Bishop                                       Director - Agency Development
Carrie L. Bleck                                      Assistant Director - Controllers
Melissa Bleidorn                                     Assistant General Counsel
D. Rodney Bluhm                                      Assistant General Counsel
Jessica J. Borgmann                                  Assistant Director - Agency Development
Sandra L. Botcher                                    Assistant General Counsel
Willette Bowie                                       Employee Relations Director
Kathryn A. Boziel                                    Assistant Director -- Life Products
Martin R. Braasch                                    Associate Director -- Disability Underwriting Standards
Patricia R. Braeger                                  Director -- New Business
Jennifer L. Brase                                    Assistant Director -- Field System Administration
James A. Brewer                                      Investment Research Officer
Anne T. Brower                                       Assistant General Counsel
Thomas G. Brown                                      Director - Agency Development
William J. Buholzer                                  Director -- Human Resources
Michael S. Bula                                      Assistant General Counsel
Troy M. Burbach                                      Assistant Director -- Information Systems
Jerry C. Burg                                        Director - Field Benefits
Richard F. Burgarino                                 Assistant Director -- Information Systems
Therese D. Burkhart                                  Assistant Director -- Information Systems
Pency P. Byhardt                                     Director - Field Technology
Gregory B. Bynan                                     Director - Corporate Services
Pamela C. Bzdawka                                    Assistant Director -- Advanced Marketing
Kim M. Cafaro                                        Director -- Russell Distribution
John E. Cain                                         Assistant Director -- Life Benefits
Gwen C. Canady                                       Assistant Controller
Shanklin B. Cannon, M.D.                             Medical Director - Underwriting Standards
Terese J. Capizzi                                    Director -- New Business
Kurt P. Carbon                                       Director -- Underwriting Standards
John P. Carrick                                      Assistant Director -- Information Systems
Michael G. Carter                                    Director -- Life Benefits
William W. Carter                                    Associate Actuary
John E. Caspari                                      Assistant Director - Advertising & Corporate
                                                       Information
Walter J. Chossek                                    Director - Investment Product Services
Thomas R. Christenson                                Director -- Advanced Business Services
Kathleen A. Clark                                    Assistant Director -- Corporate Planning
Alan E. Close                                        Associate Controller
Carolyn M. Colbert                                   Assistant Director - New Business
James L. Coleman                                     Vice President - Marketing
Margaret Winter Combe                                Director -- Field System Administration
Robyn S. Cornelius                                   Assistant Director -- Field System Administration
Virginia A. Corwin                                   Assistant Director - Controllers
Barbara E. Courtney                                  Associate Director - Mutual Funds



Dennis J. Darland                                    Assistant Director - Disability Income
Nicholas De Fino                                     Assistant Director -- Real Estate Investments
Glen W. DeZeeuw                                      Vice President -- Agency Development
Colleen Devlin                                       Assistant Director - Communications
Richard P. Dodd                                      Assistant Director -- Agency Development
David J. Dorshorst                                   Assistant Director -- Field Services & Support
Daniel C. Dougherty                                  Director - Life Products
Margaret T. Dougherty                                Associate Director - Information Systems
John R. Dowell                                       Director - Workforce Diversity
William O. Drehfal                                   Director -- Creative Services
Vlasta I. Duffy                                      Assistant Director -- Agency Development
John E. Dunn                                         Assistant General Counsel & Assistant Secretary
Somayajulu Durvasula                                 Director - Agency Development
James R. Eben                                        Assistant General Counsel & Assistant Secretary
Magda El Sayed                                       Assistant Director - Information Systems
Kenneth P. Elbert                                    Assistant Director - Advanced Marketing
John C. Ertz                                         Assistant Director -- Agency Development
Michael S. Ertz                                      Director - Agency Development
Thomas F. Fadden                                     Assistant Director - Information Systems
Zenia J. Fieldbinder                                 Human Resources Officer - Marketing
Richard F. Fisher                                    Senior Actuary
Marcia L. Fitzgerald                                 Assistant Director -- New Business
Dennis J. Fitzpatrick                                Director - Advanced Marketing
Julie K. Flaa                                        Assistant Actuary
Jon T. Flaschner                                     Vice President -- Field System Administration
Kate M. Fleming                                      Assistant General Counsel & Assistant Secretary
Carol J. Flemma                                      Director -- Marketing
Laurie Flessas                                       Assistant Director -- Life Products
Donald Forecki                                       Investment Officer -- Treasury Operations
Stephen H. Frankel                                   Vice President - Actuarial
James Frasher                                        Assistant General Counsel
Anne A. Frigo                                        Assistant Director - Compliance/Best Practices
Lisa C. Gandrud                                      Actuary
John K. Garofani                                     Assistant General Counsel & Assistant Secretary
Richard R. Garthwait                                 Vice President - Field System Administration
Sheila M. Gavin                                      Assistant General Counsel & Assistant Secretary
Timothy L. Gergens                                   Financial Officer -- Underwriting Standards
Paulette A. Getschman                                Assistant Director - Policyowner Services
James W. Gillespie                                   Vice President -- Executive Benefits
Walter M. Givler                                     Associate Controller
Robert P. Glazier                                    Actuarial Products Officer
Robert K. Gleeson, M.D.                              Vice President - Medical Director
Mark J. Gmach                                        Vice President -  Agency Development
Jason G. Goetze                                      Assistant Director -- Long Term Care
William F. Grady                                     Director of Field Finances
Clarke C. Greene                                     Assistant General Counsel
John M. Grogan                                       Vice President - Disability Income
Thomas C. Guay                                       Director - Field Financial
Gregory A. Gurlik                                    Director -- Long Term Care
Gerald A. Haas                                       Assistant Director - Information Systems
Patricia Ann Hagen                                   Associate Director - Information Systems
Ronald D. Hagen                                      Vice President -- Long Term Care
Lori A. Hanes                                        Director - Human Resources
William M. Harris                                    Assistant Director -- Policyowner Services



Gail A. Hart                                         Assistant Director -- Policyowner Services
Brad J. Hays                                         Assistant Director -- New Business
Paul F. Heaton                                       Vice President & Litigation Counsel
Wayne F. Heidenreich                                 Medical Director
Susan J. Heinzelman                                  Assistant Actuary
Robert L. Hellrood                                   Director - New Business
Herbert F. Hellwig                                   Assistant Director -- Individual Annuity Marketing
Jane A. Herman                                       Director -- New Business
Gary M. Hewitt                                       Vice President & Treasurer
John G. Hickmann                                     Assistant Director -- Field Services
Donna R. Higgins                                     Associate Director - Information Systems
David L. Hilbert                                     Investment Officer
Karla D. Hill                                        Employment Director - Human Resources
Susan G. Hill                                        Assistant Director -- New Business
Patricia J. Hillmann                                 Assistant Director -- Annuity & Accumulation Products
John D. Hillmer                                      Assistant Director - Information Systems
Hugh L. Hoffman                                      Assistant Director - Information Systems
Richard S. Hoffmann                                  Vice President - Audit
Terence J. Holahan                                   Assistant Director -- Long Term Care
Bruce Holmes                                         Actuary
Babette A. Honore                                    Assistant Director -- Marketing
Diane B. Horn                                        Director -- Compliance/Best Practices
Sharon A. Hyde                                       Assistant Director -- Disability Income
Elizabeth S. Idleman                                 Assistant General Counsel
Todd A. Jankowski                                    Investment Officer
Joseph P. Jansky                                     Assistant Director -- Marketing
Meg E. Jansky                                        Assistant Director -- Information Systems
Michael D. Jaquint                                   Assistant Actuary
Gregory G. Johnson                                   Assistant General Counsel
Mark A. Kaprelian                                    Assistant General Counsel
Marilyn J. Katz                                      Assistant Director -- New Business
John C. Kelly                                        Associate Controller
Kevin C. Kennedy                                     Assistant Director - Architecture
James B. Kern                                        Director -- Disability Income
Donald C. Kiefer                                     Vice President - Actuarial
Jason T. Klawonn                                     Assistant Actuary
Allen B. Kluz                                        Director -- Human Resources
Beatrice C. Kmiec                                    Assistant Director -- New Business
Laurie J. Knop                                       Assistant Director -- Information Systems
James A. Koelbl                                      Assistant General Counsel
John L. Kordsmeier                                   Director -- New Business
Robert J. Kowalsky                                   Vice President & Chief Architect - Information Systems
Carol L. Kracht                                      Assistant General Counsel & Assistant Secretary
Martha Krawczak                                      Assistant Director -- Policyowner Services
Deborah S. Krech                                     Assistant Director -- New Business
Patricia A. Krueger                                  Assistant Director -- Annuity & Accumulation Products
Jeffrey J. Krygiel                                   Assistant Controller
Todd Kuzminski                                       Assistant Controller
James K. Kuznacic                                    Assistant Director -- Policyowner Services
Dean A. Landry                                       Assistant Controller
Todd L. Laszewski                                    Actuary
Patrick J. Lavin                                     Assistant Director -- New Business
James L. Lavold                                      Associate Director of Meetings -- Field Services
Donna L. Lemanczyk                                   Assistant Closing Director -- Real Estate Investments




Elizabeth J. Lentini                                 Assistant General Counsel & Assistant Secretary
Sally Jo Lewis                                       Assistant General Counsel & Assistant Secretary
Mark P. Lichtenberger                                Associate Director -- Information Systems
Paul E. Lima                                         Vice President -- Marketing
Steven M. Lindstedt                                  Associate Director - Information Systems
Melissa C. Lloyd                                     Assistant Director - Advanced Marketing
Brenda L. Lodermeier                                 Assistant Actuary
James Lodermeier                                     Assistant Director - Tax Planning
Kurt W. Lofgren                                      Assistant General Counsel
Debra J. Loveridge                                   Assistant Director -- Field System Administration
George R. Loxton                                     Assistant General Counsel & Assistant Secretary
Mary M. Lucci                                        Assistant Director -- New Business
Christine M. Lucia                                   Human Resources Officer -- Field Services
Mark J. Lucius                                       Corporate Information Officer
Merrill C. Lundberg                                  Assistant General Counsel & Assistant Secretary
Dean E. Mabie                                        Assistant General Counsel
Jon K. Magalska                                      Associate Actuary
Joseph M. Maier                                      Assistant Director -- Advanced Marketing
Donna L. Herde Manchester                            Human Resources Budget Officer -- Policyowner Services
Joseph Maniscalco                                    Associate Director - Information Systems
Raymond J. Manista                                   Director -- Corporate Planning
Steven C. Mannebach                                  Director -- Agency Development
Jeffrey S. Marks                                     Director -- Underwriting Standards
Steve Martinie                                       Assistant General Counsel & Assistant Secretary
Ted A. Matchulat                                     Products Compliance Officer
Shawn P. Mauser                                      Assistant Director Personal Markets
Michael G. May                                       Assistant Director -- Advanced Marketing
Kathleen S. Maydak                                   Assistant Director -- Corporate Planning
Margaret McCabe                                      Director -- Disability Income
Richard A. McComb                                    Director - Human Resources
William L. McCown                                    Vice President & Investment Counsel
Martha A. McCrystal                                  Assistant Director -- Corporate Planning
Paul E. McElwee                                      Assistant General Counsel & Assistant Secretary
James L. McFarland                                   Assistant General Counsel & Assistant Secretary
Daniel E. McGinley                                   Director -- Field Management Development
Mark J. McLennon                                     Director - Marketing
Arthur J. Mees, Jr.                                  Assistant Director -- Field System Administration
Larry S. Meihsner                                    Assistant General Counsel & Assistant Secretary
Robert G. Meilander                                  Vice President -- Actuarial
Christopher J. Menting                               Assistant General Counsel
Richard E. Meyers                                    Assistant General Counsel
Patricia A. Michel                                   Assistant Director - Policyowner Services
Joanne M. Migliaccio                                 Assistant Director -- Field Services
Lynn A. Milewski                                     Assistant Director -- Annuity & Accumulation Products
Jay W. Miller                                        Vice President -- Field Training and Development
Sara K. Miller                                       Vice President -- Marketing
Loretta Mlekoday                                     Assistant Controller
Daniel P. Moakley                                    Assistant General Counsel
Jill Mocarski                                        Medical Director
Karen A. Molloy                                      Investment Officer
Richard C. Moore                                     Associate Actuary
Brian M. Moran                                       Assistant Director -- Compliance/Best Practices
Diana Moro Goane                                     Assistant Director -- Compliance/Best Practices
Scott J. Morris                                      Assistant General Counsel & Assistant Secretary



Adrian J. Mullin                                     Assistant Director - Marketing
Timothy P. Murphy                                    Director -- Disability Income
Randolph J. Musil                                    Assistant Director - Advanced Marketing
John E. Muth                                         Director -- Compliance/Best Practices
Susan M. Neitman                                     Assistant Director -- Field System Administration
David K. Nelson                                      Assistant General Counsel
Ronald C. Nelson                                     Director -- Annuity Products
Timothy Nelson                                       Assistant Marketing Director -- Compliance/Best Practices
Leon W. Nesbitt                                      Vice President-Agency Development
Jeffrey J. Niehaus                                   Assistant Director -- Annuity Products
Karen M. Niessing                                    Director - Policyowner Services
Daniel J. O'Meara                                    Director - Agency Development
Mary Joy O'Meara                                     Director -- Special Markets
Mary S. Ogorchock                                    Assistant General Counsel
Kathleen A. Oman                                     Director -- Policyowner Services
Ann L. Otte                                          Assistant Director -- Agency Development
Mark F. Otten                                        Assistant Director -- Life Products
Timothy A. Otto                                      Assistant General Counsel & Assistant Secretary
Thomas A. Pajewski                                   Investment Officer -- Treasury & Investment Operations
Arthur V. Panighetti                                 Director - Tax and Financial Planning
Christen L. Partleton                                Director -- Corporate Services
David W. Perez                                       Assistant General Counsel
Judith L. Perkins                                    Assistant General Counsel & Assistant Secretary
Peter T. Petersen                                    Director -- Long Term Care
Gary N. Peterson                                     Actuary
William C. Pickering                                 Assistant General Counsel & Assistant Secretary
Michele E. Pierz                                     Assistant Director -- Agency Development
Harvey W. Pogoriler                                  Assistant General Counsel & Assistant Secretary
Rebecca L. Porter                                    Director -- Policyowner Services
Randolph R. Powell, M.D.                             Medical Director
Mark A. Prange                                       Associate Director - Information Systems
Brian R. Pray                                        Assistant Director - New Business
Thomas O. Rabenn                                     Assistant General Counsel & Assistant Secretary
Steven M. Radke                                      Legislative Representative
David R. Remstad                                     Vice President -- Life Products
David R. Retherford                                  Assistant Director -- Disability Income
Stephen M. Rhode                                     Assistant Director -- Annuity Products
Richard R. Richter                                   Vice President -- Field System Administration
Daniel A. Riedl                                      Vice President & Financial Services Counsel
Todd A. Ripple                                       Director -- Agency Development
Kathleen M. Rivera                                   Vice President - Insurance Counsel
Bethany M. Rodenhuis                                 Director - Audit
Faith B. Rodenkirk                                   Assistant Director - Marketing
James S. Rolfsmeyer                                  Assistant Director - Information Systems
Karen M. Rondinelli                                  Director - Marketing
Tammy M. Roou                                        Assistant General Counsel
Robert K. Roska                                      Assistant Director - Information Systems
Sue M. Roska                                         Director -- Controllers
Judi L. Ruppel                                       Assistant Director -- New Business
Stephen G. Ruys                                      Associate Director - Information Systems
Matthew T. Sauer                                     Associate Director -- Corporate Planning
Mary Ann Schachtner                                  Director - Field Training & Development
Linda Ann Schaefer                                   Director -- Policyowner Services
Timothy G. Schaefer                                  Director -- Policyowner Services



Cal D. Schattschneider                               Assistant Director -- Corporate Planning
Thomas F. Scheer                                     Assistant General Counsel & Assistant Secretary
Carlen A. Schenk                                     Associate Director -- Compliance/Best Practices
Sherri L. Schickert                                  Assistant Director -- Corporate Planning
Jane A. Schiltz                                      Vice President --Marketing
Kathleen H. Schluter                                 Vice President -- Tax Counsel
Calvin R. Schmidt                                    Associate Director - Information Systems
Rodd Schneider                                       Assistant General Counsel & Assistant Secretary
Sarah R. Schneider                                   Director -- Corporate Planning & Development
John O. Schnorr                                      Assistant Director -- Compliance/Best Practices
Jay A. Schwab                                        Financial Officer -- New Business
Donna L. Schwartz                                    Assistant Director -- New Business
Sandra K. Scott                                      Human Resource Officer -- New Business
Melva T. Seabron                                     Director - Corporate Services
Norman W. Seguin, II                                 Ad Valorem Tax Manager -- Real Estate Investments
Catherine L. Shaw                                    Assistant General Counsel & Assistant Secretary
John E. Sheaffer, Jr.                                Assistant Director -- Field System Administration
David Silber                                         Assistant General Counsel
Janet Z. Silverman                                   Director - New Business
Stephen M. Silverman                                 Assistant General Counsel
David W. Simbro                                      Vice President - Actuarial
Paul W. Skalecki                                     Actuary
Michael K. Skorstad                                  Assistant Director -- Corporate Services
Todd W. Smasal                                       Employment Relations Officer
Diane P. Smith                                       Assistant Director -- Policyowner Services
Mark W. Smith                                        Assistant General Counsel & Assistant Secretary
Warren L. Smith, Jr.                                 Investment Officer - Architecture
Richard P. Snyder                                    Assistant Director - Controllers
Robert J. Spellman, M.D.                             Vice President & Chief Medical Director
Steve P. Sperka                                      Associate Actuary
Barbara J. Stansberry                                Projects Director - New Business
Steven H. Steidinger                                 Assistant Director -- Life Products
Bonnie L. Steindorf                                  Contract & Licensing Officer -- Field Services
William I. Sternman                                  Director -- Corporate Planning
Karen J. Stevens                                     Assistant General Counsel & Assistant Secretary
Steven J. Stribling                                  Senior Actuary
Stephen J. Strommen                                  Actuary
Theodore H. Strupp                                   Associate Director - Communications
Daniel J. Suprenant                                  Director - Group Disability Marketing
Cheryl L. Svehlek                                    Assistant Director -- Disability Income
Victoria A. Sweigart                                 Human Resources Officer -- Corporate Services
Rachel L. Taknint                                    Assistant General Counsel & Assistant Secretary
Thomas Talajkowski                                   Assistant Director - Tax and Financial Planning
Earl G. Taylor                                       Assistant General Counsel
Paul B. Tews                                         Director of Investment Planning -- Treasury &
                                                        Investment Operations
Deanna L. Tillisch                                   Assistant Director -- Public Relations
Susan M. Tompkins                                    Director -- Marketing
David F. Toy                                         Assistant Director - Marketing
Gloria E. Tracy                                      Assistant Director -- Life Products
Linda K. Tredupp                                     Assistant Director - Information Systems
Chris G. Trost                                       Actuary
Leo C. Tucker                                        Assistant Director -- Agency Development
Preston J. Turner                                    Vice President -- Field Training & Development



Bruce K. Twomey                                      Assistant Director -- Information Systems
Mark J. Van Cleave                                   Assistant Director  -- Corporate Planning & Development
Michael T. Van Grinsven                              Director -- Agency Development
Mary Beth Van Groll                                  Vice President - Information Systems
Gloria J. Venski                                     Training Officer - Disability Income
Natalie J. Versnik                                   Assistant Director -- Disability Income
Janine L. Wagner                                     Assistant Director -- Information Systems
Harlan M. Wahrman                                    Director -- Marketing
Scott E. Wallace                                     Assistant Director -- Information Systems
Hal W. Walter                                        Vice President -- Agency Development
P. Andrew Ware                                       Vice President and Assistant Controller
Mary L. Wehrle-Schnell                               Associate Director - Information Systems
Daniel T. Weidner                                    Assistant Director -- Information Systems
Joel S. Weiner                                       Assistant Medical Director
Ronald J. Weir                                       Associate Director - Information Systems
Robert J. Welsh                                      Assistant Director -- Human Resources
Kenneth R. Wentland                                  Assistant Director - Policyowner Services
Catherine A. Wilbert                                 Assistant General Counsel & Assistant Secretary
Stephanie Wilcox                                     Assistant Director -- Policyowner Services
David L. Wild                                        Director - Corporate Services
Barbara K. Wilk                                      Assistant Director -- Long Term Care
Inger J. Wilkerson                                   Resource Director -- Information Services
Donald R. Wilkinson                                  Vice President -- Field System Administration
Becki L. Williams                                    Assistant Director -- Life Products
Jeffrey B. Williams                                  Corporate Risk Manager -- Compliance/Best Practices
Anne C. Wills                                        Assistant Director -- Policyowner Services
John K. Wilson                                       Director -- Long Term Care
Scott J. Witt                                        Assistant Actuary
Penelope A. Woodcock                                 Associate Director -- Disability Income
Robert J. Wright                                     Industry Trends Officer
Stanford A. Wynn                                     Assistant Director -- Field Training & Development
Conrad C. York                                       Director - Marketing
Catherine M. Young                                   Assistant General Counsel & Assistant Secretary
John Zao                                             Assistant Director -- Compliance/Best Practices
Diana M. Zawada                                      Director - Controllers
Rick T. Zehner                                       Vice President - Marketing
Patricia A. Zimmermann                               Investment Officer -- Treasury & Investment Operations
Ray Zimmermann                                       Director -- Field System Administration
Todd O. Zinkgraf                                     Assistant Director -- Information Systems
Philip R. Zwieg                                      Vice President -- Information Systems
Robert E. Zysk                                       Director - Tax and Financial Planning


The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant


         The subsidiaries of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"), as of December 27, 2001 are set forth on pages C-14 and C-15. In addition to the subsidiaries set forth pages on C-14 and C-15, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern
Mutual:

         1.       NML Variable Annuity Account A
         2.       NML Variable Annuity Account B

         3.       NML Variable Annuity Account C
         4.       Northwestern Mutual Variable Life Account

         Northwestern Mutual Series Fund, Inc. and Russell Insurance Funds (the "Funds"), shown on page C-14 as subsidiaries of Northwestern Mutual, are investment companies registered under the Investment Company Act of 1940, offering their shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the accounts, or in the same proportions as the shares which are so voted.

                   NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1)
                            (AS OF DECEMBER 27, 2001)


THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
     General Account
     NML Variable Annuity Account A
     NML Variable Annuity Account B
     NML Variable Annuity Account C
     NML Group Annuity Separate Account
     NML Variable Life Account
     Frank Russell Company and its subsidiaries -- 91.1%
     Bradford, Inc. - 100%
     NML/Tallahassee, Inc. -- 100%
     Northwestern Investment Management Company, LLC - 100%
     Northwestern Mutual Las Vegas, Inc. - 100%
     Northwestern Long Term Care Insurance Company - 100%
     Northwestern Mutual Trust Company -- 100%
     Northwestern International Holdings, Inc. -- 100%
     Northwestern Foreign Holdings B.V. -- 100%
     Saskatoon Centre, Limited - 100% (inactive)
     Network Planning Advisors, LLC -- 100%
     Northwestern Mutual Series Fund, Inc. (and its 15 portfolios) - 100%(2) Russell Insurance Funds (and its 5 funds) -- 77%
     Mason Street Advisors, LLC -- 100%
     Mason Street Funds, Inc. (and its 11 funds) -- 69%(3)
     Baird Holding Company -- 91.2%
     Baird Holding Company owns 86.2% of Baird Financial Corporation. Baird
        Financial Corporation holds 90.5% of the voting stock of Robert W. Baird & Co., Incorporated and various subsidiaries.
     Northwestern Mutual Investment Services, LLC - 100%
     Northwestern Reinsurance Holdings N.V. -- 100%
     Northwestern Securities Holdings, LLC -- 100%
     NML -- CBO, LLC -- 100%

(1) Except for certain real estate partnerships/LLCs, includes all NM mutual funds and other corporations of which more than 50% ownership is controlled by NM.
(2) Aggressive Growth Stock, Balanced, J.P. Morgan Select Growth and Income Stock, Growth Stock, High Yield Bond, Index 400 Stock, Index 500 Stock, Franklin Templeton International Equity, Money Market, Select Bond, Small Cap Growth Stock, T. Rowe Price Small Cap Value, International Growth, Capital Guardian Domestic Equity and Asset Allocation.
(3) Aggressive Growth Stock, Asset Allocation, Growth and Income Stock, Growth Stock, High Yield Bond, Index 400 Stock, Index 500 Stock, International Equity, Municipal Bond, Select Bond and Small Cap Growth Stock.

                   NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1)
                            (AS OF DECEMBER 27, 2001)



NML SECURITIES HOLDINGS,  LLC-100%

NW Pipeline, Inc. - 100%                                     Kristiana International Sales, Inc. -- 100%
Painted Rock Development Corporation - 100%                  NML/Mid Atlantic, Inc. -- 100%
NML Development Corporation - 100%                           KerryAnne International Sales, Inc. -- 100%
Stadium and Arena Management, Inc. - 100%                    Regina International Sales, Inc. -- 100%
Carlisle Ventures, Inc. - 100%                               Maroon, Inc. - 100%
Park Forest Northeast, Inc. - 100%                           Coral, Inc. - 100%
Travers International Sales, Inc. - 100%                     Lydell, Inc. - 100%
Highbrook International Sales, Inc. - 100%                   Klode, Inc. - 100%
Elderwood International Sales, Inc. - 100%                   Chateau, Inc. - 100% (inactive)
Mallon International Sales, Inc. - 100%                      Lake Bluff, Inc. - 100% (inactive)
Higgins, Inc. - 100%                                         Nicolet, Inc. - 100%
Hobby, Inc. - 100%                                           Tupelo, Inc. - 100% (inactive)
Baraboo, Inc. - 100%                                         Sean International Sales, Inc. - 100%
Elizabeth International Sales, Inc. - 100%                   Brian International Sales, Inc. - 100%
Alexandra International Sales, Inc. - 100%                   Brendan International Sales, Inc. - 100%
Jack International Sales, Inc. - 100%                        Mason & Marshall, Inc. - 100%
Justin International FSC, Inc. - 100%                        White Oaks, Inc. - 100%
North Van Buren, Inc. - 100%                                 Hazel, Inc. - 100%
Northwestern Mutual Life                                     Northwestern Securities Partnership Holdings, LLC -- 100%
   International, Inc. - 100%

NML REAL ESTATE HOLDINGS, LLC - 100%

The Grand Avenue Corporation -- 99.18%                                    NML Buffalo Agency, Inc. - 100%
Marina Pacific, Ltd. - 100%                                               Mitchell, Inc. -- 100%
Solar Resources, Inc. - 100%                                              Cass Corporation - 100%
Rocket Sports, Inc. - 100% (inactive)                                     Burgundy, Inc. -- 100%
St. James Apartments, LLC - 100%                                          Amber, Inc. - 100%
Greenway Sports, Inc. - 100% (inactive)                                   Olive, Inc. - 100%
RE Corporation - 100%                                                     Bayridge, Inc. -- 100%
INV Corp. - 100%                                                          Ryan, Inc. - 100%
Elizabeth Lakes Associates - 100% (inactive)                              Pembrook, Inc. -- 100%
NW Greenway #1 - 100% (inactive)                                          PBClub, Inc. -- 100%
NW Greenway #9 - 100% (inactive)                                          Diversey, Inc. -- 100%
Logan, Inc. - 100%                                                        Larkin, Inc. - 100%
Green Room Properties, LLC -- 100%                                        Russet, Inc. - 100%
Summerhill Management, LLC -- 100%                                        Summerhill Property, LLC - 100%
New Arcade Parking, LLC - 100%                                            New Arcade, LLC - 100%
NMIS Alabama Agency, LLC -- 100%                                          Summit Mall, LLC - 100%
NMIS Massachusetts Insurance Agency, LLC -- 100%                          NMIS Georgia Agency, LLC -- 100%
Northwestern Real Estate Partnership Holdings, LLC -- 100%                IL-Ironhorse, LLC -- 100%


 Item 27. Number of Contract Owners

         As of March 31, 2002, 14,416 variable annuity contracts issued in connection with NML Variable Annuity Account A were outstanding. All such contracts were issued as contracts for plans qualifying for special treatment under various provisions of the Internal Revenue Code.

Item 28. Indemnification

         That portion of the By-laws of Northwestern Mutual relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed as an exhibit to the Registration Statement.

Item 29. Principal Underwriters

         (a) Northwestern Mutual Investment Services, LLC ("NMIS"), the broker-dealer company of Northwestern Mutual, may be considered the principal underwriter currently distributing securities of the Registrant. NMIS is also co-depositor, and may be considered the principal underwriter, for NML Variable Annuity Account B and Northwestern Mutual Variable Life Account, separate investment accounts of Northwestern Mutual registered under the Investment Company Act of 1940 as unit investment trusts.

         (b)      The directors and officers of NMIS are as follows:


Name                                                                     Position
----                                                                     --------

 Theresa H. Ambord                                       Vice President
 William H. Beckley                                      Director and Executive Vice President, Sales
 Lisa M. Belli-Fuchs                                     Assistant Treasurer
 Stephanie H. Breit                                      Assistant Vice President
 Walter J. Chossek                                       Treasurer
 Eric P. Christophersen                                  Senior Vice President
 Steven J. Dryer                                         First Vice President, Business Development
 Susan M. Emmer                                          Vice President, Field Training Manager
 Bradley L. Eull                                         Assistant Vice President
 William J. Flood                                        Assistant Vice President
 John E. Gawelski                                        Vice President
 Don P. Gehrke                                           First Vice President, Systems Administration and
                                                         Reporting
 Richard L. Hall                                         Senior Vice President, Variable Life Insurance
 Diane B. Horn                                           Senior Vice President and Chief Compliance Officer
 Mark A. Kaprelian                                       Secretary
 John C. Kelly                                           Assistant Treasurer
 Beatrice C. Kmiec                                       Vice President, Variable Life Administration
 Michelle D. Kovacevic                                   Vice President, Account Information Services Manager
 LeAnn F. Kuhagen                                        Assistant Vice President
 Steven J. LaFore                                        Vice President, Retirement Plans Support
 Jennifer L. Manderfield                                 Assistant Vice President, Transaction Support Services
                                                         Manager


 Allan J. McDonell                                       First Vice President, Order Entry Desk
 Brian M. Moran                                          Vice President, Field Inspections
 Lisa L. North                                           Assistant Vice President
 Evelyn M. Rewolinski                                    Assistant Vice president, Trade Correction Support
 Richard R. Richter                                      Regional Vice President, Field Management
 Lora A. Rosenbaum                                       Executive Vice President, Compliance and Best Practices
 Stephanie M. Sanders                                    Assistant Vice president, Internal Trainer
 Alexander D. Schneble                                   Vice President, Transaction Support Services Project
                                                         Leader
 Jacquelyn L. Sklenar                                    First Vice President, Sales Support and Promotion
 Leonard F. Stecklein                                    Senior Vice President, Variable Annuities
 Julie A. Stenzel                                        First Vice President, Investment Client Services
 Lisa Teuteberg                                          Vice President
 Kellen A. Thiel                                         First Vice President, Investment Products
 Preston J. Turner                                       Vice President, Field Training and Development
 David B. Wescoe                                         Director, President and CEO
 Donald R. Wilkinson                                     Regional Vice President, Field Management
 Robert E. Zysk                                          Assistant Treasurer


The address for each director and officer of NMIS is 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

         (c) During 2001 life insurance agents of Northwestern Mutual who are also registered representatives of NMIS received commissions, including general agent overrides, in the aggregate amount of $3,043,695 for sales of variable annuity contracts, and interests therein, issued in connection with the Registrant. During 2001, NMIS acted as the investment adviser and received compensation for its investment advisory services from Northwestern Mutual Series Fund, Inc., the investment company in which assets of the Registrant are invested.

Item 30. Location of Accounts and Records

         All accounts, books or other documents required to be maintained in connection with the Registrant's operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 31. Management Services

         There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.

Item 32. Undertakings

         (a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

         (b) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         (d) Reference is made to the indemnification provisions disclosed in response to Item 28. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the registered securities, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

         As required by the Securities Act of 1933, the Registrant, NML Variable Annuity Account A, certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 29th day of April, 2002.

                                              NML VARIABLE ANNUITY ACCOUNT A
                                              (Registrant)

                                              By THE NORTHWESTERN MUTUAL LIFE
                                                 INSURANCE COMPANY
                                                 (Depositor)

Attest: ROBERT J. BERDAN                      By: EDWARD J. ZORE
       ----------------------------------        -------------------------------
       Robert J. Berdan, Vice President,          Edward J. Zore, President
         General Counsel and Secretary               and Chief Executive Officer


         As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the depositor on the 29th day of April, 2002.


                                              THE NORTHWESTERN MUTUAL LIFE
                                              INSURANCE COMPANY
                                              (Depositor)

Attest: ROBERT J. BERDAN                      By: EDWARD J. ZORE
       ----------------------------------        -------------------------------
       Robert J. Berdan, Vice President,          Edward J. Zore, President
          General Counsel and Secretary              and Chief Executive Officer

         As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the depositor and on the dates indicated:

Signature                      Title

                               Trustee, President and
EDWARD J. ZORE                 Principal Executive
-----------------------        Officer
Edward J. Zore


GARY A. POLINER                Senior Vice President and
-----------------------        Principal Financial Officer
Gary A. Poliner


STEVEN T. CATLETT              Vice President, Controller        Dated
-----------------------        and Principal Accounting          April 29, 2002
Steven T. Catlett              Officer



JOHN M. BREMER                 Trustee
-----------------------
John M. Bremer


PETER W. BRUCE                 Trustee
-----------------------
Peter W. Bruce

HAROLD B. SMITH*                               Trustee
---------------------------
Harold B. Smith


J. THOMAS LEWIS*                               Trustee
---------------------------
J. Thomas Lewis


PATRICIA ALBJERG GRAHAM*                       Trustee
---------------------------
Patricia Albjerg Graham*


STEPHEN F. KELLER*                             Trustee
---------------------------
Stephen F. Keller


PIERRE S. du PONT*                             Trustee
---------------------------
Pierre S. du Pont


J. E. GALLEGOS*                                Trustee                Dated
---------------------------                                       April 29, 2002
J. E. Gallegos


KATHRYN D. WRISTON*                            Trustee
---------------------------
Kathryn D. Wriston


BARRY L. WILLIAMS*                             Trustee
---------------------------
Barry L. Williams


GORDON T. BEAHAM III*                          Trustee
---------------------------
Gordon T. Beaham III


DANIEL F. McKEITHAN, JR.*                      Trustee
---------------------------
Daniel F. McKeithan, Jr.


JAMES D. ERICSON*                              Trustee
---------------------------
James D. Ericson.


EDWARD E. BARR*                                Trustee
---------------------------
Edward E. Barr


ROBERT C. BUCHANAN*                            Trustee
---------------------------
Robert C. Buchanan

                                               Trustee
---------------------------
Sherwood H. Smith, Jr.


H. MASON SIZEMORE, JR.*                        Trustee
---------------------------
H. Mason Sizemore, Jr.


JOHN J. STOLLENWERK*                           Trustee
---------------------------
John J. Stollenwerk


GEORGE A. DICKERMAN*                           Trustee
---------------------------
George A. Dickerman


GUY A. OSBORN*                                 Trustee               Dated
---------------------------                                     April 29, 2002
Guy A. Osborn


JOHN E. STEURI*                                Trustee
---------------------------
John E. Steuri


STEPHEN N. GRAFF*                              Trustee
---------------------------
Stephen N. Graff


BARBARA A. KING*                               Trustee
---------------------------
Barbara A. King


                                               Trustee
---------------------------
Timothy D. Proctor


PETER M. SOMMERHAUSER*                         Trustee
---------------------------
Peter M. Sommerhauser


JAMES P. HACKETT*                              Trustee
---------------------------
James P. Hackett


*By:  EDWARD J. ZORE
    -----------------------------------
      Edward J. Zore, Attorney in Fact,
      pursuant to the Power of Attorney
      attached hereto

                                POWER OF ATTORNEY


         The undersigned Trustees of THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY hereby constitute and appoint Edward J. Zore and John M. Bremer, or either of them, their true and lawful attorneys and agents to sign the names of the undersigned Trustees to (1) the registration statement or statements to be filed under the Securities Act of 1933 and to any instrument or document filed as part thereof or in connection therewith or in any way related thereto, and any and all amendments thereto in connection with variable contracts issued or sold by The Northwestern Mutual Life Insurance Company or any separate account credited therein and (2) the Form 10-K Annual Report or Reports of The Northwestern Mutual Life Insurance Company and/or its separate accounts for its or their fiscal year ended December 31, 2001 to be filed under the Securities Exchange Act of 1934 and to any instrument or document filed as part thereof or in connection therewith or in any way related thereto, and any and all amendments thereto. "Variable contracts" as used herein means any contracts providing for benefits or values which may vary according to the investment experience of any separate account maintained by The Northwestern Mutual Life Insurance Company, including variable annuity contracts and variable life insurance policies. Each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, each of the undersigned has subscribed these presents this 25th day of July, 2001.


                             EDWARD E. BARR                 Trustee
                             -------------------------------
                             Edward E. Barr




                             GORDON T. BEAHAM III           Trustee
                             -------------------------------
                             Gordon T. Beaham III




                             ROBERT C. BUCHANAN             Trustee
                             -------------------------------
                             Robert C. Buchanan




                             GEORGE A. DICKERMAN            Trustee
                             -------------------------------
                             George A. Dickerman




                             PIERRE S. du PONT              Trustee
                             -------------------------------
                             Pierre S. du Pont




                             JAMES D. ERICSON               Trustee
                             -------------------------------
                             James D. Ericson




                             J. E. GALLEGOS                 Trustee
                             -------------------------------
                             J. E. Gallegos

                             STEPHEN N. GRAFF               Trustee
                             -------------------------------
                             Stephen N. Graff




                             PATRICIA ALBJERG GRAHAM        Trustee
                             -------------------------------
                             Patricia Albjerg Graham




                             JAMES P. HACKETT               Trustee
                             -------------------------------
                             James P. Hackett




                             STEPHEN F. KELLER              Trustee
                             -------------------------------
                             Stephen F. Keller




                             BARBARA A. KING                Trustee
                             -------------------------------
                             Barbara A. King




                             J. THOMAS LEWIS                Trustee
                             -------------------------------
                             J. Thomas Lewis




                             DANIEL F. McKEITHAN, JR.       Trustee
                             -------------------------------
                             Daniel F. McKeithan, Jr.




                             GUY A. OSBORN                   Trustee
                             --------------------------------
                             Guy A. Osborn




                                                             Trustee
                             --------------------------------
                             Timothy D. Proctor




                             H. MASON SIZEMORE, JR.          Trustee
                             --------------------------------
                             H. Mason Sizemore, Jr.




                             HAROLD B. SMITH                Trustee
                             -------------------------------
                             Harold B. Smith

                                                            Trustee
                             -------------------------------
                             Sherwood H. Smith, Jr.




                             PETER M. SOMMERHAUSER          Trustee
                             -------------------------------
                             Peter M. Sommerhauser




                             JOHN E. STEURI                 Trustee
                             -------------------------------
                             John E. Steuri




                             JOHN J. STOLLENWERK            Trustee
                             -------------------------------
                             John J. Stollenwerk




                             BARRY L. WILLIAMS              Trustee
                             -------------------------------
                             Barry L. Williams




                             KATHRYN D. WRISTON             Trustee
                             -------------------------------
                             Kathryn D. Wriston




                             EDWARD J. ZORE                 Trustee
                             -------------------------------
                             Edward J. Zore

                                  EXHIBIT INDEX
                          EXHIBITS FILED WITH FORM N-4
                        POST-EFFECTIVE AMENDMENT NO. 5 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                       FOR
                         NML VARIABLE ANNUITY ACCOUNT A



Exhibit Number               Exhibit Name

Exhibit B(10)                Consent of PricewaterhouseCoopers LLP